                                               1933 Act Registration No. 2-74747
                                              1940 Act Registration No. 811-3313

   As filed with the Securities and Exchange Commission on September 30, 2003

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [x]
                       Pre-Effective Amendment No. _____                [ ]
                       Post-Effective Amendment No. 46                  [x]

                                     and/or

              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940                          [x]
                                Amendment No. 46

                           FIRST AMERICAN FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                                800 Nicollet Mall
                          Minneapolis, Minnesota 55402
               (Address of Principal Executive Offices) (Zip Code)

                                 (612) 303-4928
              (Registrant's Telephone Number, including Area Code)

                                Richard J. Ertel
                               U.S. Bancorp Center
                          800 Nicollet Mall, BC-MN-H210
                          Minneapolis, Minnesota 55402
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

         [ ]  immediately upon filing pursuant to paragraph (b) of Rule 485.
         [ ]  on (date) pursuant to paragraph (b) of Rule 485.
         [x]  60 days after filing pursuant to paragraph (a)(1) of Rule 485.
         [ ]  on (date) pursuant to paragraph (a)(1) of Rule 485.
         [ ]  75 days after filing pursuant to paragraph (a)(2) of Rule 485.
         [ ]  on (date) pursuant to paragraph (a)(2) of Rule 485.
First American Funds™	December 1, 2003
Prospectus
First American Funds, Inc.
ASSET CLASS ~ Money Market Funds

Money Market Funds Class A, Class B, and Class C Shares	Government Obligations Fund Prime Obligations Fund Tax Free Obligations Fund Treasury Obligations Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares of these funds, or determined if the information in this prospectus is accurate or complete. Any statement to the contrary is a criminal offense.

Table of

Contents

Fund Summaries

Government Obligations Fund

Prime Obligations Fund

Tax Free Obligations Fund

Treasury Obligations Fund

Policies & Services

Buying Shares

Selling Shares

Managing Your Investment

Additional Information

Management

More About The Funds

Financial Highlights

For More Information

Prospectus –	First American Money Market Funds Class A, Class B, and Class C Shares

Fund Summaries

Introduction

This section of the prospectus describes the objectives of certain First American Money Market Funds, summarizes the main investment strategies used by each fund in trying to achieve its objectives, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the funds.

An investment in the funds is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

This prospectus and the related Statement of Additional Information do not constitute an offer to sell or a solicitation of an offer to buy shares in the funds, nor shall any such shares be offered or sold to any person in any jurisdiction in which an offer, solicitation, purchase, or sale would be unlawful under the securities laws of such jurisdiction.

Prospectus –	First American Money Market Funds Class A, Class B, and Class C Shares

Fund Summaries

Government Obligations FUND

Objective

Government Obligations Fund seeks maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

Main Investment Strategies

Government Obligations Fund invests exclusively in short-term U.S. government securities and repurchase agreements secured by U.S. government securities.

U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the “full faith and credit” of the United States government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions.

Main Risks

The main risks of investing in this fund include:

  Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund, or a securities lending agreement entered into by the fund, could cause the value of your investment to decline.
  The level of income you receive from the fund will be affected by movements in short-term interest rates.
  By investing solely in U.S. government securities and repurchase agreements secured by those securities, the fund may offer less income than a money market fund investing in other high-quality money market securities.

Fund Performance

The following illustrations provide you with information on the fund’s volatility and performance. Of course, the fund’s past performance is not necessarily an indication of how the fund will perform in the future.

The bar chart is intended to show you how performance of the fund’s shares has varied from year to year. However, because Class A shares of the fund were first offered in 2001, only one calendar year of performance information is available. (Prior to the date of this prospectus, the Class A shares were named “Class S” shares.) The table illustrates the fund’s average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund’s performance would be reduced.

Prospectus –	First American Money Market Funds Class A, Class B, and Class C Shares

Fund Summaries

Government Obligations FUND continued

Fund Performance (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class A)1

1.18%

2002

Best Quarter: Quarter end ed	March 31, 2002	0.33%
Worst Quarter: Quarter end ed	December 31, 200 2	0.23%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/0 2	Inception Date	One Year	Since Inception

Government Obligations Fund (Class A)	9/24/01	1.18%	1.34%

1Total return for the period from 1/1/0 3 through 9/30/0 3 was    %.

Fees and Expenses

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund’s operating expenses. These expenses are deducted from fund assets.

SHAREHOLDER FEES	Class A

Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
Annual Maintenance Fee[1] only charged to accounts with balances below $500	$50
ANNUAL FUND OPERATING EXPENSES[2] as a % of average net assets

Management Fees	0.10%
Distribution (12b-1) Fees	0.25%
Other Expenses
Shareholder Servicing Fee	0.25%
Miscellaneous	0.20%
Total Annual Fund Operating Expenses	0.80%
Waiver of Fund Expenses[3]	(0.05)%
Net Expenses[3]	0.75%

1The fund reserves the right to charge your account an annual maintenance fee of $50 if your balance falls below $500 as a result of selling or exchanging shares. See “Policies & Services — Selling Shares, Accounts with Low Balances.”

2Annual Fund Operating Expenses are based on the fund’s most recently completed fiscal year.

3Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 200 4 , so that Net Expenses do not exceed 0.75%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 200 4 , at the discretion of the service providers.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

1 year	$
3 years	$
5 years	$
10 years	$

Prospectus –	First American Money Market Funds Class A, Class B, and Class C Shares

Fund Summaries

Prime Obligations FUND

Objective

Prime Obligations Fund seeks maximum current income to the extent consistent with preservation of capital and maintenance of liquidity.

Main Investment Strategies

Prime Obligations Fund invests in high-quality short-term debt obligations, including:

  securities issued by the U.S. government or one of its agencies or instrumentalities.
  U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances).
  commercial paper.
  non-convertible corporate debt securities.
  loan participation interests.
  repurchase agreements for the securities in which the fund may invest.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments (i.e., commercial paper, repurchase agreements, etc.) to purchase. The portfolio managers then select the specific instruments to be purchased.

Under normal market conditions, portfolio managers will only purchase (and hold) securities in the fund if they are rated in the top short-term rating category, for example, a rating of A-1 or a rating of Prime-1. If the rating of a security is reduced below the top short-term rating category after purchase, portfolio managers will make every attempt to sell the security.

The fund may invest up to 25% of its total assets in dollar-denominated obligations of U.S. branches of foreign banks which are subject to the same regulation as U.S. banks. The fund also may invest up to 25% of its total assets, collectively, in dollar-denominated obligations of foreign branches of domestic banks, foreign banks, and foreign corporations.

Main Risks

The main risks of investing in this fund include:

  Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund could cause the value of your investment to decline.
  The level of income you receive from the fund will be affected by movements in short-term interest rates.
  Foreign securities in which the fund invests, although dollar-denominated, may present some additional risk. Political or social instability, or diplomatic developments could adversely affect the securities. There is also the risk of possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on securities owned by the fund. In addition, there may be less public information available about foreign corporations and foreign banks and their branches.

Fund Performance

The following illustrations provide you with information on the fund’s volatility and performance. Of course, the fund’s past performance is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund’s Class B shares has varied from year to year. The performance of the Class A and Class C shares will differ due to their different expenses. Contingent deferred sales charges are not reflected in the chart. If they were, returns would be lower. The table illustrates the fund’s average annual total returns over different time periods , and reflects contingent deferred sales charges . Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund’s performance would be reduced.

Prospectus –	First American Money Market Funds Class A, Class B, and Class C Shares

Fund Summaries

Prime Obligations FUND continued

Fund Performance (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class B )1

%	%	%	%	%	%	0.52%

1996	1997	1998	1999	2000	2001	2002

Best Quarter: Quarter end ed	December 31, 2000%
Worst Quarter: Quarter end ed	December 31, 2001%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/0 2	Inception Date	One Year	Five Years	Since Inception

Prime Obligations Fund (Class A)[2]	9/24/01	1.22%	N/A	1.38%

Prime Obligations Fund (Class B)	1/23/95	0.52%	3.32%	3.73%

Prime Obligations Fund (Class C)	2/1/99	0.52%	N/A	3.07%

1Total return for the period from 1/1/0 3 through 9/30/0 3 was   %.

2 Prior to the date of this prospectus, the Class A shares were named “Class S” shares.

Fees and Expenses

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.

SHAREHOLDER FEES	Class A	Class B	Class C

Maximum Sales Charge (Load)	None	None	None
Maximum Deferred Sales Charge (Load)	None	5.00%[1]	1.00%[1]
Annual Maintenance Fee[2] only charged to accounts with balances below $500	$50	$50	$50
ANNUAL FUND OPERATING EXPENSES[3] as a % of average net assets

Management Fees	0.10%	0.10%	0.10%
Distribution (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses
Shareholder Servicing Fee	0.25%	None	None
Miscellaneous	0.21%	0.16%	0.16%
Total Annual Fund Operating Expenses	0.81%	1.26%	1.26%
Waiver of Fund Expenses[4]	(0.03)%	(0.03)%	(0.03)%
Net Expenses[4]	0.78%	1.23%	1.23%

1Class B and Class C shares generally are available only in exchange for Class B or Class C shares, respectively, of another First American fund. The contingent deferred sales charge imposed when you sell your Class B or Class C shares of Prime Obligations Fund will be based on the date you purchased shares of the original First American fund.

2The fund reserves the right to charge your account an annual maintenance fee of $50 if your balance falls below $500 as a result of selling or exchanging shares. See “Policies & Services — Selling Shares, Accounts with Low Balances.”

3Annual Fund Operating Expenses are based on the fund’s most recently completed fiscal year.

4Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 200 4 , so that Net Expenses do not exceed 0.78%, 1.23%, and 1.23%, respectively, for Class A, Class B, and Class C shares. These fee waivers and expense reimbursements may be terminated at any time after September 30, 200 4 , at the discretion of the service providers.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

	Class A	Class B assuming redemption at end of each period	Class B assuming no redemption at end of each period	Class C assuming redemption at end of each period	Class C assuming no redemption at end of each period

1 year	$	$	$	$	$
3 years	$	$	$	$	$
5 years	$	$	$	$	$
10 years	$	$	$	$	$

Prospectus –	First American Money Market Funds Class A, Class B, and Class C Shares

Fund Summaries

Tax Free Obligations FUND

Objective

Tax Free Obligations Fund seeks maximum current income exempt from federal income taxes consistent with the preservation of capital and maintenance of liquidity.

Main Investment Strategies

Tax Free Obligations Fund invests at least 80% of its total assets in high-quality, short-term municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. Municipal securities are issued by state and local governments, and certain U.S. territorial possessions to finance public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities. There are two principal classifications of municipal securities:

  general obligation bonds, which are backed by the full faith, credit, and taxing power of the issuer.
  revenue bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source.

The balance of the fund’s total assets may be invested in taxable money market securities and municipal securities subject to the alternative minimum tax. However, the fund currently does not intend to invest in these types of securities.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased.

Main Risks

The main risks of investing in this fund include:

  Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund could cause the value of your investment to decline.
  The level of income you receive from the fund will be affected by movements in short-term interest rates.
  The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax.

Fund Performance

The following illustrations provide you with information on the fund’s volatility and performance. Of course, the fund’s past performance is not necessarily an indication of how the fund will perform in the future.

The bar chart is intended to show you how performance of the fund’s shares has varied from year to year. However, because Class A shares of the fund were first offered in 2001, only one calendar year of performance information is available. (Prior to the date of this prospectus, the Class A shares were named “Class S” shares.) The table illustrates the fund’s average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund’s performance would be reduced.

Prospectus –	First American Money Market Funds Class A, Class B, and Class C Shares

Fund Summaries

Tax Free Obligations FUND continued

Fund Performance (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class A)1

0.76%

2002

Best Quarter: Quarter end ed	June 30, 200 2	0.21%
Worst Quarter: Quarter end ed	March 31, 2002	0.17%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/0 2	Inception Date	One Year	Since Inception

Tax Free Obligations Fund (Class A)	9/24/01	0.76%	0.85%

1Total return for the period from 1/1/0 3 through 9/30/0 3 was    %.

Fees and Expenses

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund’s operating expenses. These expenses are deducted from fund assets.

SHAREHOLDER FEES	Class A

Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
Annual Maintenance Fee[1] only charged to accounts with balances below $500	$50
ANNUAL FUND OPERATING EXPENSES[2] as a % of average net assets

Management Fees	0.10%
Distribution (12b-1) Fees	0.25%
Other Expenses
Shareholder Servicing Fee	0.25%
Miscellaneous	0.21%
Total Annual Fund Operating Expenses	0.81%
Waiver of Fund Expenses[3]	(0.06)%
Net Expenses[3]	0.75%

1The fund reserves the right to charge your account an annual maintenance fee of $50 if your balance falls below $500 as a result of selling or exchanging shares. See “Policies & Services — Selling Shares, Accounts with Low Balances.”

2Annual Fund Operating Expenses are based on the fund’s most recently completed fiscal year.

3Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 200 4 , so that Net Expenses do not exceed 0.75%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 200 4 , at the discretion of the service providers.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

1 year	$
3 years	$
5 years	$
10 years	$

Prospectus –	First American Money Market Funds Class A, Class B, and Class C Shares

Fund Summaries

Treasury Obligations FUND

Objective

Treasury Obligations Fund seeks maximum current income consistent with the preservation of capital and maintenance of liquidity.

Main Investment Strategies

Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations and repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the United States government.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased.

Main Risks

The main risks of investing in this fund include:

  Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a repurchase agreement held by the fund could cause the value of your investment to decline.
  The level of income you receive from the fund will be affected by movements in short-term interest rates.
  By investing solely in U.S. Treasury obligations and repurchase agreements secured by those securities, the fund may offer less income than a money market fund investing in other high-quality money market securities.

Fund Performance

The following illustrations provide you with information on the fund’s volatility and performance. Of course, the fund’s past performance is not necessarily an indication of how the fund will perform in the future.

The bar chart is intended to show you how performance of the fund’s shares has varied from year to year. However, because Class A shares of the fund were first offered in 2001, only one calendar year of performance information is available. (Prior to the date of this prospectus, the Class A shares were named “Class S” shares.) The table illustrates the fund’s average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund’s performance would be reduced.

Prospectus –	First American Money Market Funds Class A, Class B, and Class C Shares

Fund Summaries

Treasury Obligations FUND continued

Fund Performance (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class A)1

1.12%

2002

Best Quarter: Quarter end ed	March 31, 2002	0.32%
Worst Quarter: Quarter end ed	December 31, 200 2	0.21%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/0 2	Inception Date	One Year	Since Inception

Treasury Obligations Fund (Class A)	9/24/01	1.12%	1.26%

1Total return for the period from 1/1/0 3 through 9/30/0 3 was    %.

Fees and Expenses

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund’s operating expenses. These expenses are deducted from fund assets.

SHAREHOLDER FEES	Class A

Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
Annual Maintenance Fee[1] only charged to accounts with balances below $500	$50
ANNUAL FUND OPERATING EXPENSES[2] as a % of average net assets

Management Fees	0.10%
Distribution (12b-1) Fees	0.25%
Other Expenses
Shareholder Servicing Fee	0.25%
Miscellaneous	0.20%
Total Annual Fund Operating Expenses	0.80%
Waiver of Fund Expenses[3]	(0.05)%
Net Expenses[3]	0.75%

1The fund reserves the right to charge your account an annual maintenance fee of $50 if your balance falls below $500 as a result of selling or exchanging shares. See “Policies & Services — Selling Shares, Accounts with Low Balances.”

2Annual Fund Operating Expenses are based on the fund’s most recently completed fiscal year.

3Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 200 4 , so that Net Expenses do not exceed 0.75%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 200 4 , at the discretion of the service providers.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

1 year	$
3 years	$
5 years	$
10 years	$

Prospectus –	First American Money Market Funds Class A, Class B, and Class C Shares

Policies and Services

Buying Shares

Multiple Class Information

The funds offer eight different share classes, although not all funds offer every share class. This prospectus offers Class A, Class B, and Class C shares. As discussed below, only Prime Obligations Fund offers Class B and Class C shares. Class D, Class I, Class Y , Class Z, and Piper Jaffray shares are available through separate prospectuses. There are differences among the fees and expenses for each of the eight classes. These differences result from their separate arrangements for shareholder and distribution services, not from any difference in amounts charged by the investment advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs.

The following describes the features of each class:

Class A Shares. Class A shares are offered at net asset value with no front-end or contingent deferred sales charge, but with an annual distribution (12b-1) fee of 0.25% and an annual shareholder servicing fee of 0.25%.

Class B Shares. Class B shares are only offered by Prime Obligations Fund and are available only in exchange for Class B shares of another First American fund, or in establishing a systematic exchange program that will be used to purchase Class B shares of other First American funds. See “Selling Shares — Systematic Exchange Program.” Prime Obligations Fund Class B shares have no front-end sales charge, however they do have:

  an annual distribution and service (12b-1) fee of 1.00%.
  a back-end sales charge, called a “contingent deferred sales charge,” if you redeem your shares within six years of the date you purchased the original First American fund shares.
  automatic conversion to Class A shares eight years after purchase, thereby reducing future annual expenses.

Class C Shares. Class C shares are only offered by Prime Obligations Fund and are available only in exchange for Class C shares of another First American fund, or in establishing a systematic exchange program that will be used to purchase Class C shares of other First American funds. See “Selling Shares — Systematic Exchange Program.” Prime Obligations Fund Class C shares:

  are subject to a 1% contingent deferred sales charge if you redeem your shares within 18 months of the date you purchased the original First American fund shares.
  an annual distribution and service (12b-1) fee of 1.00%.
  do not convert to Class A shares.

Class D Shares. Class D shares are only available to certain accounts for which qualifying institutions act in a fiduciary, agency, or custodial capacity. Class D shares are sold at net asset value, with no front-end or contingent deferred sales charge, but with an annual distribution (12b-1) fee of 0.15% and an annual shareholder servicing fee of 0.25%.

Class I Shares. Class I shares are only offered by Prime Obligations Fund and are available to certain accounts for which qualifying institutions act in a fiduciary, agency, or custodial capacity. Class I shares are sold at net asset value, with no front-end or contingent deferred sales charge, but with an annual shareholder servicing fee of 0.20% .

Piper Jaffray Shares. Piper Jaffray shares are only available to clients of U.S. Bancorp Piper Jaffray, Inc., a registered broker-dealer (“Piper Jaffray”). Piper Jaffray shares are offered at net asset value with no front-end or contingent deferred sales charge, but with an annual distribution (12b-1) fee of 0.25% and an annual shareholder servicing fee of 0.25%.

Class Y Shares. Class Y shares are only available to certain accounts for which qualifying institutions act in a fiduciary, agency, or custodial capacity. Class Y shares are sold at net asset value, with no front-end or contingent deferred sales charge, but with an annual shareholder servicing fee of 0.25% .

Class Z Shares. Class Z shares are only available to certain accounts for which qualifying institutions act in a fiduciary, agency, or custodial capacity, and only with a minimum initial investment of at least $10 million. Class Z shares are sold at net asset value, with no front-end or contingent deferred sales charge and no distribution (12b-1) or shareholder servicing fee.

12b-1 Fees

Each fund has adopted a plan under Rule 12b-1 of the Investment Company Act that allows it to pay the fund’s distributor an annual fee for the distribution and sale of its shares and for services provided to shareholders.

For	12b-1 fees are equal to:

Class A shares	0.25% of average daily net assets
Class B shares	1% of average daily net assets
Class C shares	1% of average daily net assets

Because these fees are paid out of a fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Class A share 12b-1 fee is a distribution fee. For Class B and Class C shares, a portion of the 12b-1 fee equal to 0.75% is a distribution fee. The funds' distributor uses the distribution fee to compensate brokers for providing distribution-related services to the funds. The funds' distributor pays institutions which sell Class C shares the 0.75% annual distribution fee beginning one year after the shares are sold. The funds' distributor retains the Class B share 0.75% annual distribution fee in order to finance costs associated with payment of the sales commission to institutions.

For Class B and Class C shares, the remaining portion of the 12b-1 fee, equal to 0.25% of average daily net assets, is a shareholder servicing fee. The funds' distributor uses the shareholder servicing fee to compensate investment professionals, participating institutions, and “one-stop” mutual fund networks (institutions) for providing ongoing services to shareholder

Prospectus –	First American Money Market Funds Class A, Class B, and Class C Shares

Buying Shares continued

Policies and Services

accounts. These institutions receive shareholder servicing fees equal to 0.25% of a fund’s Class B and Class C share average daily net assets attributable to shares sold through such institutions.

Each fund also has adopted a non-12b-1 shareholder servicing plan and agreement with respect to the Class A shares. Under this plan and agreement, each fund pays USBAM a shareholder servicing fee at an annual rate of 0.25% of average daily Class A net assets for providing or arranging for the provision of shareholder services to the holders of Class A shares. No distribution-related services are provided under this plan and agreement.

The advisor or the distributor may pay additional fees to institutions out of their own assets in exchange for sales and/or administrative services performed on behalf of the institution’s customers.

Calculating Your Share Price

Your purchase price will be equal to the fund’s net asset value (NAV) per share, which is generally calculated as of the close of regular trading on the New York Stock Exchange (usually 3:00 p.m. Central time) every day the exchange is open. As discussed below, for Tax Free Obligations Fund your order must be received by the fund by 11:30 a.m. Central time in order for shares to be priced at that day’s NAV. F or Government Obligations Fund, Prime Obligations Fund, and Treasury Obligations Fund, you must place your order by 3:00 p.m. Central time, and your order must be received by the funds by 3:30 p.m. Central time, in order for shares to be priced at that day’s NAV.

A fund’s NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. The securities held by the funds are valued on the basis of amortized cost. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of any discount or premium until the instrument’s maturity, rather than looking at actual changes in the market value of the instrument. Each fund’s net asset value is normally expected to be $1 per share.

Class A Shares. Your purchase price for Class A shares is their net asset value. You pay no front-end or back-end sales charge.

Class B Shares. Prime Obligations Fund Class B shares are available only in exchange for Class B shares of another First American fund, or in establishing a systematic exchange program that will be used to purchase Class B shares of other First American funds. See “Selling Shares — Systematic Exchange Program.”

Your purchase price for Class B shares is their net asset value — there is no front-end sales charge. However, if you redeem your shares within six years of the date you purchased the original First American fund shares, you will pay a back-end sales charge, called a contingent deferred sales charge (CDSC). Although you pay no front-end sales charge when you buy Class B shares, the funds’ distributor pays a sales commission of 4.25% of the amount invested to investment professionals and financial institutions which sell Class B shares. The funds’ distributor receives any CDSC imposed when you sell your Class B shares.

Your CDSC will be based on the value of your original First American fund shares when they were purchased or on the value of the Prime Obligations Fund Class B shares at the time of sale, whichever is less. The charge does not apply to shares you acquired by reinvesting your dividend or capital gain distributions. Shares will be sold in the order that minimizes your CDSC.

Year since purchase of original First American fund shares	CDSC as a % of the value of your shares

First	5%
Second	5%
Third	4%
Fourth	3%
Fifth	2%
Sixth	1%
Seventh	0%
Eighth	0%

Your Class B shares and any related shares acquired by reinvesting your dividend or capital gain distributions will automatically convert to Class A shares eight years after the beginning of the month in which you purchased the shares.

The CDSC will be waived for:

  redemptions following the death or disability (as defined in the Internal Revenue Code) of a shareholder.
  redemptions that equal the minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has reached the age of 70.
  redemptions through a systematic withdrawal plan, at a rate of up to 12% a year of your account’s value. During the first year, the 12% annual limit will be based on the value of your account on the date the plan is established. Thereafter, it will be based on the value of your account on the preceding December 31.
  redemptions required as a result of over contribution to an IRA plan.

Class C Shares. Prime Obligations Fund Class C shares are available only in exchange for Class C shares of another First American fund, or in establishing a systematic exchange program that will be used to purchase Class C shares of other First American funds. See “Selling Shares — Systematic Exchange Program.” When you purchase Prime Obligations Fund Class C shares in order to establish a systematic exchange program, you do not pay a sales charge. However, when you exchange these shares for Class C shares of another First American fund, you pay a front-end sales charge equal to 1% of the purchase price (1.01% of the net amount invested). The funds’ distributor pays a sales commission of 1.00% of the amount you invested to investment professionals and financial institutions which sell Class C shares. You pay no front-end sales

Prospectus –	First American Money Market Funds Class A, Class B, and Class C Shares

Policies and Services

Buying Shares continued

charge when you exchange other First American fund Class C shares for Prime Obligations Fund Class C shares. However, if you redeem your shares within 18 months of the date you purchased the original First American fund shares, you will be assessed a contingent deferred sales charge (CDSC) of 1% of the value of the original First American fund shares at the time of purchase or the Prime Obligations Fund Class C shares at the time of sale, whichever is less. The CDSC does not apply to shares you acquired by reinvesting your dividend or capital gain distributions. Shares will be sold in the order that minimizes your CDSC.

The distributor receives any CDSC imposed when you sell your Class C shares.

The CDSC for Class C shares will be waived in the same circumstances as the Class B share CDSC. See “Class B Shares” above.

Unlike Class B shares, Class C shares do not convert to Class A shares after a specified period of time. Therefore, your shares will continue to have higher annual expenses than Class A shares.

How to Buy Shares

You may become a shareholder in any of the funds with an initial investment of $1,000 or more ($500 for a retirement plan or a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act (UGMA/UTMA) account). Additional investments can be made for as little as $100 ($25 for a retirement plan or an UGMA/UTMA account). The funds have the right to waive these minimum investment requirements for employees of the funds' advisor and its affiliates. The funds also have the right to reject any purchase order.

You may buy shares on any day when the New York Stock Exchange (NYSE) is open. However, purchases of shares may be restricted in the event of an early or unscheduled close of the NYSE. Your shares will be priced at the net asset value determined on the day your purchase order is processed. To make sure that your order is accepted, follow the directions for purchasing shares given below.

The funds will accept purchase orders, even if the NYSE is closed, on those days on which Federal reserve banks are open, the primary trading markets for the funds' portfolio instruments are open, and the funds' management believes there is an adequate market to meet purchase requests. The funds will not accept exchanges from other funds unless the NYSE is open.

By Phone. You may purchase shares by calling your investment professional or financial institution, if they have a sales agreement with the funds’ distributor. To purchase shares of Tax Free Obligations Fund at that day’s price, your investment professional or financial institution must transmit orders to the fund by 11:30 a.m. Central time. To purchase shares of Government Obligations Fund, Prime Obligations Fund, and Treasury Obligations Fund at that day’s price, you must place your order by 3:00 p.m. Central time and your investment professional or financial institution must transmit orders to the funds by 3:30 p.m. Central time. Your investment professional or financial institution will specify the time by which they must receive your purchase order to assure same day processing.

Some financial institutions may charge a fee for helping you purchase shares. Contact your investment professional or financial institution for more information.

If you are paying by wire, you may purchase shares by calling Investor Services at 800 677-FUND before 11:30 a.m. Central time for Tax Free Obligations Fund, and before 3: 0 0 p.m. Central time for Government Obligations Fund, Prime Obligations Fund, and Treasury Obligations Fund. All information will be taken over the telephone, and your order will be placed when the funds’ custodian receives payment by wire. Wire federal funds as follows:

U.S. Bank National Association
ABA Number: 0420-00013
Account Number: 112-952-137
Credit to:  First American (name of fund, investor name, and investor account #)

By Mail. To purchase shares by mail, simply complete and sign a new account form, enclose a check made payable to the fund you wish to invest in, and mail both to:

First American Funds
P.O. Box 3011
Milwaukee, WI 53201–3011

Overnight express mail may be sent to:

First American Funds
615 East Michigan Street
Milwaukee, WI 53202

After you have established an account, you may purchase shares by mailing your check to First American Funds at the same address.

Please note the following:

  all purchases must be drawn on a bank located within the United States and payable in U.S. dollars to First American Funds.
  third-party checks, credit cards, credit card checks, and cash may not be accepted.
  if a check does not clear your bank, the funds reserve the right to cancel the purchase, and you could be liable for any losses or fees incurred.

Investing Automatically

To purchase shares as part of a savings discipline, you may add to your investment on a regular basis by having $100 or more ($25 for retirement plans and Uniform Gifts to Minors Act/Uniform Transfers to Minors Act accounts) automatically withdrawn from your bank account on a periodic basis and invested in fund shares. You may apply for participation in this program through your investment professional or financial institution or by calling Investor Services at 800 677-FUND.

Prospectus –	First American Money Market Funds Class A, Class B, and Class C Shares

Policies and Services

Selling Shares

How to Sell Shares

You may sell your shares on any day when the New York Stock Exchange (NYSE) is open. However, redemption of shares may be restricted in the event of an early or unscheduled close of the NYSE. Your shares will be sold at the net asset value determined on the day your redemption is processed, less any applicable contingent deferred sales charge. To make sure that your order is accepted, follow the directions for selling shares given below.

The funds will accept redemption orders, even if the NYSE is closed, on those days on which Federal reserve banks are open, the primary trading markets for the funds’ portfolio instruments are open and the funds’ management believes there is adequate liquidity to meet redemption requests. The funds will not accept exchanges from other funds unless the NYSE is open.

The proceeds from your sale normally will be mailed or wired within one day, but in no event more than seven days, after your request is received in proper form.

By Phone. If you purchased shares through an investment professional or financial institution, simply call them to sell your shares. Your investment professional or financial institution must transmit redemption requests to the funds by 11:30 a.m. Central time for Tax Free Obligations Fund, and by 3: 3 0 p.m. Central time for Government Obligations Fund, Prime Obligations Fund, and Treasury Obligations Fund, in order for redemptions to be processed on that day. Your investment professional or financial institution will specify the time by which they must receive your redemption request to assure same day processing. Contact your investment professional or financial institution directly for more information.

If you did not purchase shares through an investment professional or financial institution, you may sell your shares by calling Investor Services at 800 677-FUND before 11:30 a.m. Central time for Tax Free Obligations Fund, and before 3:0 0 p.m. Central time for Government Obligations Fund, Prime Obligations Fund, and Treasury Obligations Fund. Calls received after these times will be processed the following business day. Proceeds can be wired to your bank account (if the proceeds are at least $1,000 and you have previously supplied your bank account information to the fund) or sent to you by check. The funds reserve the right to limit telephone redemptions to $50,000 per day.

If you recently purchased your shares by check or through the Automated Clearing House (ACH), proceeds from the sale of those shares may not be available until your check or ACH payment has cleared, which may take up to 15 calendar days from the date of purchase.

By Mail. To sell shares by mail, send a written request to your investment professional or financial institution, or to the fund at the following address:

First American Funds
P.O. Box 3011
Milwaukee, WI 53201–3011

Overnight express mail may be sent to:

First American Funds
615 East Michigan Street
Milwaukee, WI 53202

Your request should include the following information:

  name of the fund.
  account number.
  dollar amount or number of shares redeemed.
  name on the account.
  signatures of all registered account owners.

Signatures on a written request must be guaranteed if:

  you would like the proceeds from the sale to be paid to anyone other than to the shareholder of record.
  you would like the check mailed to an address other than the address on the funds’ records.
  your redemption request is for $50,000 or more.

A signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. Banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange may guarantee signatures. Call your financial institution to determine if it has this capability.

Proceeds from a written redemption request will be sent to you by check unless another form of payment is requested.

By Checking Account. Check writing privileges are available for Class A shares. You may sign up for check writing privileges when you complete a new account form, or by calling your investment professional, financial institution, or the funds. With a fund checking account, you may redeem shares simply by writing a check for $100 or more. Call Investor Services at 800 677-FUND for more information.

Please note that you may not use a check to close your account.

Systematic Withdrawals

If your account has a value of $5,000 or more, you may redeem a specific dollar amount from your account on a regular basis. To set up systematic withdrawals, contact your investment professional or financial institution.

It may not be in your best interest to make systematic withdrawals of Class B or Class C shares, since these withdrawals may be subject to a CDSC.

Accounts with Low Balances

If your account balance falls below $500 as a result of selling or exchanging shares, the fund reserves the right to either:

  deduct a $50 annual account maintenance fee, or
  close your account and send you the proceeds, less any applicable contingent deferred sales charge.

Before taking any action, however, the fund will send you written notice of the action it intends to take and give you 30 days to re-establish a minimum account balance of $500.

Prospectus –	First American Money Market Funds Class A, Class B, and Class C Shares

Policies and Services

Selling Shares continued

Systematic Exchange Program

You may make automatic monthly exchanges of your Class A, Class B, or Class C shares for the same class of shares of another First American fund. Investing a fixed dollar amount at regular intervals, sometimes referred to as “dollar cost averaging,” may have the effect of reducing the average cost per share of the fund acquired.

To set up a systematic exchange program, you initially purchase an amount of Class A, Class B, or Class C shares equal to the total amount that you wish to invest in the other First American fund. On a monthly basis, the dollar amount of Class A, Class B, or Class C shares that you specify will then be exchanged for shares of the other First American fund within the same class. Exchanges of Class A and Class C shares will be subject to the applicable sales charge imposed by the First American fund into which you are exchanging. You may wish to execute a letter of intent in connection with a Class A share systematic exchange program. (A letter of intent indicates a non-binding intent to purchase $50,000 or more of First American fund Class A shares over a 13-month period, which lowers your sales charge. See the prospectus of the First American fund into which you plan to exchange for more information.) Exchanges of Prime Obligations Fund Class B or Class C shares will not be subject to a CDSC. See “Exchanging Shares,” below. However, if you redeem the Prime Obligations Fund Class B or Class C shares in your account, rather than exchange them, they will be subject to a CDSC.

You may set up a systematic exchange program through your investment professional or financial institution, or by calling Investor Services at 800 677-FUND.

Exchanging Shares

Exchanges may be made only on days when the New York Stock Exchange is open.

If your investment goals or your financial needs change, you may move from one First American fund to another First American fund. There is no fee to exchange shares.

You may exchange your shares only for shares of the same class of the other First American fund. Exchanges are made based on the net asset value per share of each fund at the time of the exchange. When you exchange your Class A or Class C shares for another First American fund of the same class, you will have to pay the sales charge imposed by the fund, unless your money market fund shares were originally issued in exchange for shares of a First American fund that had a sales charge. When you exchange your Class B or Class C shares for Class B or Class C shares of another First American fund, the time you held the shares of the “old” fund will be added to the time you hold the shares of the “new” fund for purposes of determining your CDSC or, in the case of Class B shares, calculating when your shares convert to Class A shares.

Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes. The funds have the right to limit exchanges to four times per year.

By Phone. You may exchange shares by calling your investment professional, your financial institution, or the funds, provided that both funds have identical shareholder registrations. Your investment professional or financial institution must transmit your instructions to the funds by 11:30 a.m. Central time for Tax Free Obligations Fund and by 3: 3 0 p.m. Central time for Government Obligations Fund, Prime Obligations Fund, and Treasury Obligations Fund in order for shares to be exchanged the same day. Your investment professional or financial institution will specify the time by which they must receive your exchange request to assure same day processing. Contact your investment professional or financial institution directly for more information. To request an exchange through the funds, call Investor Services at 800 677-FUND before 11:30 a.m. Central time for Tax Free Obligations Fund, and before 3:00 p.m. Central time for Government Obligations Fund, Prime Obligations Fund, and Treasury Obligations Fund.

By Mail. To exchange shares by written request, please follow the procedures under “Selling Shares.” Be sure to include the names of both funds involved in the exchange.

Telephone Transactions

You may buy, sell, or exchange shares by telephone, unless you elected on your new account form to restrict this privilege. If you wish to reinstate this option on an existing account, please call Investor Services at 800 677-FUND to request the appropriate form.

The funds and their agents will not be responsible for any losses that may result from acting on wire or telephone instructions that they reasonably believe to be genuine. The funds and their agents will each follow reasonable procedures to confirm that instructions received by telephone are genuine, which may include taping telephone conversations.

It may be difficult to reach the funds by telephone during periods of unusual market activity. If you are unable to reach the funds or their agents by telephone, please consider sending written instructions.

Prospectus –	First American Money Market Funds Class A, Class B, and Class C Shares

Policies and Services

Managing Your Investment

Staying Informed

Shareholder Reports. Shareholder reports are mailed twice a year, in November and May. They include financial statements and performance information, and, on an annual basis, a message from your portfolio managers and the auditors' report.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800 677-FUND.

Statements and Confirmations. Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each non-systematic purchase or sale of fund shares. Generally, a fund does not send statements for shares held in a brokerage account.

Dividends and Distributions

Dividends from a fund’s net investment income are declared daily and paid monthly. You will receive dividends starting on the day on which you paid for your shares. You will not receive a dividend for the day on which proceeds are distributed from a requested sale of shares.

Dividends will be reinvested in additional shares of the same fund, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form or by contacting your financial institution. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will be reinvested in fund shares at the current NAV.

Taxes

Some of the tax consequences of investing in the funds are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone’s tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

For Government Obligations Fund, Prime Obligations Fund, and Treasury Obligations Fund, dividends you receive from the funds are generally taxable as ordinary income, whether you reinvest them or take them in cash. Dividends attributable to income from U.S. government securities may be exempt from state personal income taxes. You should consult your tax advisor for more information.

Tax Free Obligations Fund intends to meet certain federal tax requirements so that distributions of tax-exempt interest income may be treated as “exempt-interest dividends.” These dividends are not subject to regular federal tax. However, although it has no current intention of doing so, the fund may invest up to 20% of its net assets in municipal securities the interest on which is subject to the federal alternative minimum tax. Any portion of exempt-interest dividends attributable to interest on these securities may increase some shareholders’ alternative minimum tax.

Prospectus –	First American Money Market Funds Class A, Class B, and Class C Shares

Additional Information

Management

U.S. Bancorp Asset Management, Inc., is the funds’ investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2003, U.S. Bancorp Asset Management and its affiliates had more than $       billion in assets under management, including investment company assets of more than $      billion. As investment advisor, U.S. Bancorp Asset Management manages the funds’ business and investment activities, subject to the authority of the funds’ board of directors.

Each fund pays the investment advisor a monthly fee for providing investment advisory services. The table below reflects investment advisory fees paid to the investment advisor, after taking into account any fee waivers, for the funds’ most recently completed fiscal year.

Advisory fee as a % of average daily net assets

Government Obligations Fund	%
Prime Obligations Fund	%
Tax Free Obligations Fund	%
Treasury Obligations Fund	%

Effective August 1, 2003, the contractual investment advisory fee payable to the investment advisor with respect to each of the funds was reduced to an annual rate of 0.10% of average daily net assets.

Direct Correspondence to:

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

Investment Advisor

U.S. Bancorp Asset Management, Inc.
800 Nicollet Mall
Minneapolis, MN 55402

Distributor

Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, WI 53202

Additional Compensation

U.S. Bancorp Asset Management and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the First American funds. As described above, U.S. Bancorp Asset Management receives compensation for acting as the funds' investment advisor. U.S. Bancorp Asset Management and its affiliates also receive compensation in connection with the following:

Custody Services. U.S. Bank National Association (U.S. Bank) provides or compensates others to provide custody services to the funds. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.01% of a fund’s average daily net assets. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing custody services to the funds.

Administration Services. U.S. Bancorp Asset Management and its affiliate, U.S. Bancorp Fund Services, LLC (Co-Administrators), provide or compensate others to provide administrative services to the First American family of funds. These services include general administrative and accounting services, transfer agency and dividend disbursing services, blue sky services, and shareholder services. With respect to the First American open-end mutual funds, the Co-Administrators receive total fees, on an annual basis, of up to 0.25% of the aggregate average daily net assets of First American Investment Funds, Inc., First American Strategy Funds, Inc., and First American Insurance Portfolios, Inc., and up to 0.20% of the aggregate average daily net assets of First American Funds, Inc. The funds also pay the Co-Administrators fees based upon the number of funds and shareholder accounts maintained. In addition, the Co-Administrators are reimbursed for their out-of-pocket expenses incurred while providing administration services to the funds.

Distribution Services. Quasar Distributors, LLC, an affiliate of U.S. Bancorp Asset Management, serves as distributor of the funds and receives distribution and shareholder servicing fees, and is reimbursed for its out of pocket expenses incurred while providing distribution and other sub-administrative services for the funds.

Securities Lending Services. In connection with lending its portfolio securities, Government Obligations Fund pays fees to U.S. Bancorp Asset Management which are equal to 25% of the fund’s income from these securities lending transactions. The fund also pays an administrative fee of 0.025% based on total securities on loan.

Brokerage Transactions. When purchasing and selling portfolio securities for the funds, the funds' investment advisor may place trades through its affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., which will earn commissions on these transactions.

Shareholder Servicing Fees. To the extent that fund shares are held through U.S. Bancorp Asset Management, U.S. Bank or their broker-dealer affiliates, U.S. Bancorp Investments, Inc., and U.S. Bancorp Piper Jaffray Inc., those entities may receive shareholder servicing fees from the funds' distributor.

Portfolio Management

The funds are managed by a team of persons associated with U.S. Bancorp Asset Management.

Prospectus –	First American Money Market Funds Class A, Class B, and Class C Shares

Additional Information

More About The Funds

Investment Strategies

The funds’ main investment strategies are discussed in the “Fund Summaries” section. These are the strategies that the funds’ investment advisor believes are most likely to be important in trying to achieve the funds’ objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 800 677-FUND.

In addition to the securities specified in the “Fund Summaries” section, each fund may invest in other money market funds that invest in the same types of securities as the respective fund, including money market funds advised by the funds' investment advisor. To avoid duplicative investment advisory fees, when a fund invests in other money market funds advised by the fund’s investment advisor, the investment advisor reimburses the fund an amount equal to the investment advisory fee paid by the fund to the investment advisor related to such investments. If the fund invests in money market funds advised by another investment advisor, you will bear both your proportionate share of the expenses in the fund (including management and advisory fees) and, indirectly, the expenses of such other money market fund.

Investment Approach

Each fund complies with Securities and Exchange Commission regulations that apply to money market funds. These regulations require that each fund’s investments mature within 397 days from the date of purchase, and that the average maturity of each fund’s investments (on a dollar-weighted basis) be 90 days or less. The funds may invest in securities with variable or floating interest rates and securities with demand features. The maturities of these securities are determined according to regulations which allow the funds to consider some of these securities as having maturities shorter than their stated maturity dates. All of the funds’ investments must be in U.S. dollar-denominated high quality securities which have been determined by the funds’ advisor to present minimal credit risks.

When selecting securities for the funds, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments (i.e., commercial paper, repurchase agreements, etc.) to purchase. The portfolio managers then select the specific instruments to be purchased.

Investment Risks

The main risks of investing in the funds are summarized in the “Fund Summaries” section.

Additional Risks of Government Obligations Fund

Risks of Securities Lending

When Government Obligations Fund loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities. Nevertheless, the fund risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially. To reduce these risks, the fund enters into loan arrangements only with institutions which the fund’s advisor has determined are creditworthy under guidelines established by the fund’s board of directors.

Prospectus –	First American Money Market Funds Class A, Class B, and Class C Shares

Additional Information

Financial Highlights

The tables that follow present performance information about the Class A shares of each fund and the Class B and Class C shares of Prime Obligations Fund. Prior to the date of this prospectus, the Class A shares were named “Class S” shares. This information is intended to help you understand each fund’s financial performance for the past five years or, if shorter, the period of the fund’s operations. Some of this information reflects financial results for a single fund share. Total returns in the tables represent the rate that you would have earned or lost on an investment in the fund, excluding sales charges and assuming you reinvested all of your dividends and distributions.

Th is information has been derived from the financial statements audited by Ernst & Young LLP, independent auditors, whose report, along with the funds’ financial statements, is included in the funds’ annual report, which is available upon request.

Government Obligations FUND

	Fiscal year ended September 30,			Fiscal period ended September 30, 2001[1]
Class A Shares	2003		2002

Per Share Data
Net Asset Value, Beginning of Period	$		$1.00	$1.00

Net Investment Income			0.01	0.00
Dividends (from net investment income)			(0.01)	(0.00)

Net Asset Value, End of Period	$		$1.00	$1.00

Total Return[2]		%	1.41%	0.05%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$		$101,513	$96,036
Ratio of Expenses to Average Net Assets		%	0.75%	0.70%
Ratio of Net Investment Income to Average Net Assets		%	1.42%	2.66%
Ratio of Expenses to Average Net Assets (excluding waivers)		%	0.81%	0.80%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)		%	1.36%	2.56%

1Commenced operations on April 29, 1998. All ratios for the period have been annualized, except total return.

2Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

Prime Obligations FUND

	Fiscal year ended September 30,			Fiscal period ended September 30, 2001[1]
Class A Shares	2003		2002

Per Share Data
Net Asset Value, Beginning of Period	$		$1.00	$1.00

Net Investment Income			0.01	—
Dividends (from net investment income)			(0.01)	—

Net Asset Value, End of Period	$		$1.00	$1.00

Total Return[2]		%	1.46%	0.04%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$		$34,147	$—
Ratio of Expenses to Average Net Assets		%	0.78%	0.00%
Ratio of Net Investment Income to Average Net Assets		%	1.31%	0.00%
Ratio of Expenses to Average Net Assets (excluding waivers)		%	0.81%	0.00%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)		%	1.28%	0.00%

1Commenced operations on September 24, 2001. All ratios for the period have been annualized, except total return.

2Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

Prospectus –	First American Money Market Funds Class A, Class B, and Class C Shares

Additional Information

Financial Highlights continued

Prime Obligations FUND (CONTINUED)

	Fiscal year ended September 30,
Class B Shares	2003		2002	2001	2000	1999

Per Share Data
Net Asset Value, Beginning of Period	$		$1.00	$1.00	$1.00	$1.00

Net Investment Income			0.01	0.04	0.05	0.04
Dividends (from net investment income)			(0.01)	(0.04)	(0.05)	(0.04)

Net Asset Value, End of Period	$		$1.00	$1.00	$1.00	$1.00

Total Return[1]		%	0.75%	3.92%	4.85%	3.85%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$		$10,350	$7,393	$4,009	$4,007
Ratio of Expenses to Average Net Assets		%	1.48%	1.48%	1.47%	1.45%
Ratio of Net Investment Income to Average Net Assets		%	0.73%	3.74%	4.72%	3.78%
Ratio of Expenses to Average Net Assets (excluding waivers)		%	1.51%	1.51%	1.51%	1.51%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)		%	0.70%	3.71%	4.68%	3.72%

1Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

	Fiscal year ended September 30,
Class C Shares	2003		2002	2001	2000	1999[1]

Per Share Data
Net Asset Value, Beginning of Period	$		$1.00	$1.00	$1.00	$1.00

Net Investment Income			0.01	0.04	0.05	0.02
Dividends (from net investment income)			(0.01)	(0.04)	(0.05)	(0.02)

Net Asset Value, End of Period	$		$1.00	$1.00	$1.00	$1.00

Total Return[2]		%	0.75%	3.90%	4.85%	2.47%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$		$2,958	$2,163	$371	$341
Ratio of Expenses to Average Net Assets		%	1.48%	1.49%	1.46%	1.45%
Ratio of Net Investment Income to Average Net Assets		%	0.71%	3.66%	4.63%	3.75%
Ratio of Expenses to Average Net Assets (excluding waivers)		%	1.51%	1.51%	1.51%	1.51%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)		%	0.68%	3.64%	4.58%	3.69%

1Commenced operations on February 1, 1999. All ratios for the period have been annualized, except total return.

2Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

Prospectus –	First American Money Market Funds Class A, Class B, and Class C Shares

Additional Information

Financial Highlights continued

Tax Free Obligations FUND

	Fiscal year ended September 30,			Fiscal period ended September 30, 2001[1]
Class A Shares	2003		2002

Per Share Data
Net Asset Value, Beginning of Period	$		$1.00	$1.00

Net Investment Income			0.01	—
Dividends (from net investment income)			(0.01)	—

Net Asset Value, End of Period	$		$1.00	$1.00

Total Return[2]		%	0.85%	0.02%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$		$206,647	$402,813
Ratio of Expenses to Average Net Assets		%	0.75%	0.70%
Ratio of Net Investment Income to Average Net Assets		%	0.88%	1.67%
Ratio of Expenses to Average Net Assets (excluding waivers)		%	0.81%	0.76%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)		%	0.82%	1.61%

1Commenced operations on September 24, 2001. All ratios for the period have been annualized, except total return.

2Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

Treasury Obligations FUND

	Fiscal year ended September 30,			Fiscal period ended September 30, 2001[1]
Class A Shares	2003		2002

Per Share Data
Net Asset Value, Beginning of Period	$		$1.00	$1.00

Net Investment Income			0.01	0.00
Dividends (from net investment income)			(0.01)	(0.00)

Net Asset Value, End of Period	$		$1.00	$1.00

Total Return[2]		%	1.34%	0.05%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$		$1,648,326	$2,035,433
Ratio of Expenses to Average Net Assets		%	0.75%	0.70%
Ratio of Net Investment Income to Average Net Assets		%	1.34%	2.46%
Ratio of Expenses to Average Net Assets (excluding waivers)		%	0.81%	0.82%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)		%	1.28%	2.34%

1Commenced operations on September 24, 2001. All ratios for the period have been annualized, except total return.

2Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

Prospectus –	First American Money Market Funds Class A, Class B, and Class C Shares

For More Information

More information about the funds is available in the funds’ Statement of Additional Information and annual and semiannual reports, and on the First American funds’ Internet Web site.

First American Funds Web Site

Information about the First American funds may be viewed on the funds’ Internet Web site at http://www.firstamericanfunds.com.

Statement of Additional Information (SAI)

The SAI provides more details about the funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

Annual and Semiannual Reports

Additional information about the funds’ investments is available in the funds’ annual and semiannual reports to shareholders. In the funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds’ performance during their last fiscal year.

You can obtain a free copy of the funds’ SAI and/or free copies of the funds’ most recent annual or semiannual reports by calling Investor Services at 800 677-FUND. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfosec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102. For more information, call 1-202-942-8090.

Information about the funds is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.

First American Funds P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.

First American Funds are distributed by Quasar Distributors, LLC, which is located in Milwaukee, WI 53202, and is an affiliate of the investment advisor.

PROMMR12/0 3

SEC file number: 811-05309

   First American Funds™

Prospectus –	First American Money Market Funds Class A, Class B, and Class C Shares

First American Funds™	December 1, 2003
Prospectus
First American Funds, Inc.
ASSET CLASS ~ Money Market Funds

Money Market Funds Piper Jaffray Shares	Government Obligations Fund Prime Obligations Fund Tax Free Obligations Fund Treasury Obligations Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares of these funds, or determined if the information in this prospectus is accurate or complete. Any statement to the contrary is a criminal offense.

Piper Jaffray is a trademark of U.S. Bancorp Licensing, Inc.

Table of

Contents

Fund Summaries

Government Obligations Fund

Prime Obligations Fund

Tax Free Obligations Fund

Treasury Obligations Fund

Policies & Services

Buying and Selling Shares

Managing Your Investment

Additional Information

Management

More About The Funds

Financial Highlights

For More Information

Prospectus –	First American Money Market Funds Piper Jaffray Shares

Fund Summaries

Introduction

This section of the prospectus describes the objectives of the f unds, summarizes the main investment strategies used by each fund in trying to achieve its objectives, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the funds.

An investment in the funds is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

This prospectus and the related Statement of Additional Information do not constitute an offer to sell or a solicitation of an offer to buy shares in the funds, nor shall any such shares be offered or sold to any person in any jurisdiction in which an offer, solicitation, purchase, or sale would be unlawful under the securities laws of such jurisdiction.

Prospectus –	First American Money Market Funds Piper Jaffray Shares

1

Fund Summaries

Government Obligations FUND

Objective

Government Obligations Fund seeks maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

Main Investment Strategies

Government Obligations Fund invests exclusively in short-term U.S. government securities and repurchase agreements secured by U.S. government securities.

U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the “full faith and credit” of the United States government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions.

Main Risks

The main risks of investing in this fund include:

  Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund, or a securities lending agreement entered into by the fund, could cause the value of your investment to decline.
  The level of income you receive from the fund will be affected by movements in short-term interest rates.
  By investing solely in U.S. government securities and repurchase agreements secured by those securities, the fund may offer less income than a money market fund investing in other high-quality money market securities.

Fund Performance

The following illustrations provide you with information on the fund’s volatility and performance. Of course, the fund’s past performance is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund’s shares has varied from year to year. The table illustrates the fund’s average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund’s performance would be reduced.

Prospectus –	First American Money Market Funds Piper Jaffray Shares

2

Fund Summaries

Government Obligations FUND continued

Fund Performance (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR1

4.45%	5.73%	3.47%	1.18%

1999	2000	2001	2002

Best Quarter: Quarter ended	December 31, 2000	1.48%
Worst Quarter: Quarter ended	December 31, 2002	0.24%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/02	Inception Date	One Year	Since Inception

Government Obligations Fund	4/29/98	1.18%	3.86%

1Total return for the period from 1/1/03 through 9/30/03 was %.

Fees and Expenses

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund’s operating expenses. These expenses are deducted from fund assets.

SHAREHOLDER FEES

Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
ANNUAL FUND OPERATING EXPENSES[1] as a % of average net assets

Management Fees	0.10%
Distribution (12b-1) Fees	0.25%
Other Expenses
Shareholder Servicing Fee	0.25%
Miscellaneous	0.31%
Total Annual Fund Operating Expenses	0.91%
Waiver of Fund Expenses[2]	(0.14)%
Net Expenses[2]	0.77%

1Annual Fund Operating Expenses are based on the fund’s most recently completed fiscal year.

2Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2004, so that Net Expenses do not exceed 0.77%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2004, at the discretion of the service providers.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

1 year	$
3 years	$
5 years	$
10 years	$

Prospectus –	First American Money Market Funds Piper Jaffray Shares

3

Fund Summaries

Prime Obligations FUND

Objective

Prime Obligations Fund seeks maximum current income to the extent consistent with preservation of capital and maintenance of liquidity.

Main Investment Strategies

Prime Obligations Fund invests in high-quality short-term debt obligations, including:

  securities issued by the U.S. government or one of its agencies or instrumentalities.
  U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances).
  commercial paper.
  non-convertible corporate debt securities.
  loan participation interests.
  repurchase agreements for the securities in which the fund may invest.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments (i.e., commercial paper, repurchase agreements, etc.) to purchase. The portfolio managers then select the specific instruments to be purchased.

Under normal market conditions, portfolio managers will only purchase (and hold) securities in the fund if they are rated in the top short-term rating category, for example, a rating of A-1 or a rating of Prime-1. If the rating of a security is reduced below the top short-term rating category after purchase, portfolio managers will make every attempt to sell the security.

The fund may invest up to 25% of its total assets in dollar-denominated obligations of U.S. branches of foreign banks which are subject to the same regulation as U.S. banks. The fund also may invest up to 25% of its total assets, collectively, in dollar-denominated obligations of foreign branches of domestic banks, foreign banks, and foreign corporations.

Main Risks

The main risks of investing in this fund include:

  Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund could cause the value of your investment to decline.
  The level of income you receive from the fund will be affected by movements in short-term interest rates.
  Foreign securities in which the fund invests, although dollar-denominated, may present some additional risk. Political or social instability, or diplomatic developments could adversely affect the securities. There is also the risk of possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on securities owned by the fund. In addition, there may be less public information available about foreign corporations and foreign banks and their branches.

Fund Performance

The following illustrations provide you with information on the fund’s volatility and performance. Of course, the fund’s past performance is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund’s shares has varied from year to year. The table illustrates the fund’s average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund’s performance would be reduced.

Prospectus –	First American Money Market Funds Piper Jaffray Shares

4

Fund Summaries

Prime Obligations FUND continued

Fund Performance (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR1

4.97%	5.12%	5.04%	4.57%	5.79%	3.55%	1.19%

1996	1997	1998	1999	2000	2001	2002

Best Quarter: Quarter ended	December 31, 2000	1.49%
Worst Quarter: Quarter ended	December 31, 2002	0.24%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/02	Inception Date	One Year	Five Years	Since Inception

Prime Obligations Fund	1/21/95	1.19%	4.01%	4.46%

1Total return for the period from 1/1/03 through 9/30/03 was %.

Fees and Expenses

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund’s operating expenses. These expenses are deducted from fund assets.

SHAREHOLDER FEES

Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
ANNUAL FUND OPERATING EXPENSES[1] as a % of average net assets

Management Fees	0.10%
Distribution (12b-1) Fees	0.25%
Other Expenses
Shareholder Servicing Fee	0.25%
Miscellaneous	0.31%
Total Annual Fund Operating Expenses	0.91%
Waiver of Fund Expenses[2]	(0.07)%
Net Expenses[2]	0.84%

1Annual Fund Operating Expenses are based on the fund’s most recently completed fiscal year.

2Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2004, so that Net Expenses do not exceed 0.84%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2004, at the discretion of the service providers.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

1 year	$
3 years	$
5 years	$
10 years	$

Prospectus –	First American Money Market Funds Piper Jaffray Shares

5

Fund Summaries

Tax Free Obligations FUND

Objective

Tax Free Obligations Fund seeks maximum current income exempt from federal income taxes consistent with the preservation of capital and maintenance of liquidity.

Main Investment Strategies

Tax Free Obligations Fund invests at least 80% of its total assets in high-quality, short-term municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. Municipal securities are issued by state and local governments, and certain U.S. territorial possessions to finance public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities. There are two principal classifications of municipal securities:

  general obligation bonds, which are backed by the full faith, credit, and taxing power of the issuer.
  revenue bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source.

The balance of the fund’s total assets may be invested in taxable money market securities and municipal securities subject to the alternative minimum tax. However, the fund currently does not intend to invest in these types of securities.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased.

Main Risks

The main risks of investing in this fund include:

  Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund could cause the value of your investment to decline.
  The level of income you receive from the fund will be affected by movements in short-term interest rates.
  The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax.

Fund Performance

The following illustrations provide you with information on the fund’s volatility and performance. Of course, the fund’s past performance is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund’s shares has varied from year to year. The table illustrates the fund’s average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund’s performance would be reduced.

Prospectus –	First American Money Market Funds Piper Jaffray Shares

6

Fund Summaries

Tax Free Obligations FUND continued

Fund Performance (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR1,2

2.65%	2.87%	2.85%	2.59%	3.46%	2.08%	0.76%

1996	1997	1998	1999	2000	2001	2002

Best Quarter: Quarter ended	June 30, 2000	0.92%
Worst Quarter: Quarter ended	March 31, 2002	0.17%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/02[2]	Inception Date	One Year	Five Years	Since Inception

Tax Free Obligations Fund	1/9/95	0.76%	2.34%	2.53%

1Total return for the period from 1/1/03 through 9/30/03 was %.

2Performance prior to 11/25/97 is that of Qualivest Tax-Free Money Market Fund.

Fees and Expenses

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund’s operating expenses. These expenses are deducted from fund assets.

SHAREHOLDER FEES

Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
ANNUAL FUND OPERATING EXPENSES[1] as a % of average net assets

Management Fees	0.10%
Distribution (12b-1) Fees	0.25%
Other Expenses
Shareholder Servicing Fee	0.25%
Miscellaneous	0.31%
Total Annual Fund Operating Expenses	0.91%
Waiver of Fund Expenses[2]	(0.16)%
Net Expenses[2]	0.75%

1Annual Fund Operating Expenses are based on the fund’s most recently completed fiscal year.

2Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2004, so that Net Expenses do not exceed 0.75%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2004, at the discretion of the service providers.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

1 year	$
3 years	$
5 years	$
10 years	$

Prospectus –	First American Money Market Funds Piper Jaffray Shares

7

Fund Summaries

Treasury Obligations FUND

Objective

Treasury Obligations Fund seeks maximum current income consistent with the preservation of capital and maintenance of liquidity.

Main Investment Strategies

Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations and repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the United States government.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased.

Main Risks

The main risks of investing in this fund include:

  Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a repurchase agreement held by the fund could cause the value of your investment to decline.
  The level of income you receive from the fund will be affected by movements in short-term interest rates.
  By investing solely in U.S. Treasury obligations and repurchase agreements secured by those securities, the fund may offer less income than a money market fund investing in other high-quality money market securities.

Fund Performance

The following illustrations provide you with information on the fund’s volatility and performance. Of course, the fund’s past performance is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund’s shares has varied from year to year. The table illustrates the fund’s average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund’s performance would be reduced.

Prospectus –	First American Money Market Funds Piper Jaffray Shares

8

Fund Summaries

Treasury Obligations FUND continued

Fund Performance (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR1

4.84%	4.38%	5.60%	3.36%	1.13%

1998	1999	2000	2001	2002

Best Quarter: Quarter ended	December 31, 2000	1.47%
Worst Quarter: Quarter ended	December 31, 2002	0.22%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/02	Inception Date	One Year	Five Years	Since Inception

Treasury Obligations Fund	11/3/97	1.13%	3.85%	3.89%

1Total return for the period from 1/1/03 through 9/30/03 was %.

Fees and Expenses

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund’s operating expenses. These expenses are deducted from fund assets.

SHAREHOLDER FEES

Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
ANNUAL FUND OPERATING EXPENSES[1] as a % of average net assets

Management Fees	0.10%
Distribution (12b-1) Fees	0.25%
Other Expenses
Shareholder Servicing Fee	0.25%
Miscellaneous	0.31%
Total Annual Fund Operating Expenses	0.91%
Waiver of Fund Expenses[2]	(0.16)%
Net Expenses[2]	0.75%

1Annual Fund Operating Expenses are based on the fund’s most recently completed fiscal year.

2Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2004, so that Net Expenses do not exceed 0.75%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2004, at the discretion of the service providers.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

1 year	$
3 years	$
5 years	$
10 years	$

Prospectus –	First American Money Market Funds Piper Jaffray Shares

9

Policies and Services

Buying and Selling Shares

Multiple Class Information

The funds offer eight different share classes, although not all funds offer every share class. This prospectus offers Piper Jaffray shares. Class A, Class B, Class C, Class D, Class I, Class Y, and Class Z shares are available through separate prospectuses. There are differences among the fees and expenses for each of the eight classes. These differences result from their separate arrangements for shareholder and distribution services, not from any difference in amounts charged by the investment advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs.

The following describes the features of each class:

Piper Jaffray Shares. Piper Jaffray shares are only available to clients of U.S. Bancorp Piper Jaffray, Inc., a registered broker-dealer (“Piper Jaffray”). Piper Jaffray shares are offered at net asset value with no front-end or contingent deferred sales charge, but with an annual distribution (12b-1) fee of 0.25% and an annual shareholder servicing fee of 0.25%.

Class A Shares. Class A shares are offered at net asset value with no front-end or contingent deferred sales charge, but with an annual distribution (12b-1) fee of 0.25% and an annual shareholder servicing fee of 0.25%.

Class B Shares. Class B shares are only offered by Prime Obligations Fund and are available only in exchange for Class B shares of another First American fund, or in establishing a systematic exchange program that will be used to purchase Class B shares of other First American funds. Prime Obligations Fund Class B shares have no front-end sales charge, however they do have:

  an annual distribution and service (12b-1) fee of 1.00%.
  a back-end sales charge, called a “contingent deferred sales charge,” if you redeem your shares within six years of the date you purchased the original First American fund shares.
  automatic conversion to Class A shares eight years after purchase, thereby reducing future annual expenses.

Class C Shares. Class C shares are only offered by Prime Obligations Fund and are available only in exchange for Class C shares of another First American fund, or in establishing a systematic exchange program that will be used to purchase Class C shares of other First American funds. Prime Obligations Fund Class C shares:

  are subject to a 1% contingent deferred sales charge if you redeem your shares within 18 months of the date you purchased the original First American fund shares.
  an annual distribution and service (12b-1) fee of 1.00%.
  do not convert to Class A shares.

Class D Shares. Class D shares are only available to certain accounts for which qualifying institutions act in a fiduciary, agency, or custodial capacity. Class D shares are sold at net asset value, with no front-end or contingent deferred sales charge, but with an annual distribution (12b-1) fee of 0.15% and an annual shareholder servicing fee of 0.25%.

Class I Shares. Class I shares are only offered by Prime Obligations Fund and are available to certain accounts for which qualifying institutions act in a fiduciary, agency, or custodial capacity. Class I shares are sold at net asset value, with no front-end or contingent deferred sales charge, but with an annual shareholder servicing fee of 0.20%.

Class Y Shares. Class Y shares are only available to certain accounts for which qualifying institutions act in a fiduciary, agency, or custodial capacity. Class Y shares are sold at net asset value, with no front-end or contingent deferred sales charge, but with an annual shareholder servicing fee of 0.25%.

Class Z Shares. Class Z shares are only available to certain accounts for which qualifying institutions act in a fiduciary, agency, or custodial capacity, and only with a minimum initial investment of at least $10 million. Class Z shares are sold at net asset value, with no front-end or contingent deferred sales charge and no distribution (12b-1) or shareholder servicing fee.

12b-1 Fees

Each fund has adopted a plan under rule 12b-1 of the Investment Company Act that allows it to pay the fund’s distributor an annual fee for the distribution and sale of its shares and for services provided to shareholders. Each Fund pays a Rule 12b-1 distribution fee equal to 0.25% of its average daily net assets.

Because these fees are paid out of a fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The funds' distributor uses the distribution fee to compensate Piper Jaffray for providing distribution-related services to the funds. Piper Jaffray receives an annual fee equal to 0.25% of a fund’s Piper Jaffray share s average daily net assets .

Each fund also has adopted a non-12b-1 shareholder servicing plan and agreement with respect to its Piper Jaffray shares. Under this plan and agreement, each fund pays U.S. Bancorp Asset Management, Inc. a shareholder servicing fee at an annual rate of 0.25% of average daily Piper Jaffray shares net assets for providing or arranging for the provision of shareholder services to the holders of Piper Jaffray shares. No distribution-related services are provided under this plan and agreement.

The advisor or the distributor may pay additional fees to Piper Jaffray out of their own assets in exchange for sales and/or

Prospectus –	First American Money Market Funds Piper Jaffray Shares

10

Policies and Services

Buying and Selling Shares continued

administrative services performed on behalf of Piper Jaffray’s customers. In addition, the funds may pay additional fees to Piper Jaffray for administrative services. Each fund currently pays to Piper Jaffray an annual fee equal to 0.15% of a fund’s average daily net assets attributable to its Piper Jaffray shares for certain record-keeping services.

Calculating Your Share Price

Your purchase price will be equal to the fund’s net asset value (NAV) per share, which is generally calculated as of the close of regular trading on the New York Stock Exchange (usually 3:00 p.m. Central time) every day the exchange is open. As discussed below, for Tax Free Obligations Fund your order must be received by the fund by 11:30 a.m. Central time in order for shares to be priced at that day’s NAV. For Government Obligations Fund, Prime Obligations Fund, and Treasury Obligations Fund, you must place your order by 3:00 p.m. Central time, and your order must be received by the funds by 3:30 p.m. Central time, in order for shares to be priced at that day’s NAV.

A fund’s NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. The securities held by the funds are valued on the basis of amortized cost. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of any discount or premium until the instrument’s maturity, rather than looking at actual changes in the market value of the instrument. Each fund’s net asset value is normally expected to be $1 per share.

How to Buy and Sell Shares

You may purchase or sell shares by calling your financial institution. Shares may be purchased and sold on any day when the New York Stock Exchange (NYSE) is open. Purchases and sales of shares may be restricted in the event of an early or unscheduled close of the NYSE.

The funds will accept purchase and sale orders, even if the NYSE is closed, on those days on which Federal reserve banks are open, the primary trading markets for the funds’ portfolio instruments are open, and the funds’ management believes there is adequate liquidity to meet redemption requests and/or an adequate market to meet purchase requests. The funds will not accept exchanges from other funds unless the NYSE is open.

When purchasing shares, payment must be made by wire transfer, which can be arranged by Piper Jaffray . Wire federal funds as follows:

U.S. Bank National Association
ABA Number: 0420-00013
Account Number: 112-952-137
Credit to:  First American (name of fund, investor name, and investor account #)

Purchase orders and redemption requests must be received by your financial institution by the time specified by the institution to be assured same day processing. In order for shares to be purchased or sold at that day’s price, your financial institution must transmit your purchase orders or redemption requests to the funds by 11:30 a.m. Central time for Tax Free Obligations Fund, and by 3:30 p.m. Central time for Government Obligations Fund, Prime Obligations Fund, and Treasury Obligations Fund. It is the responsibility of your financial institution to promptly transmit orders to the funds. In addition, a purchase order will be effective on the day given only if the funds’ custodian receives payment by wire before the close of business.

If the fund receives a redemption request by the time specified above, payment will be made the same day by transfer of federal funds if the Fedwire transfer system is available for use that day. Otherwise, payment will be made on the next business day.

Prospectus –	First American Money Market Funds Piper Jaffray Shares

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Policies and Services

Managing Your Investment

Staying Informed

Shareholder Reports. Shareholder reports are mailed twice a year, in November and May. They include financial statements and performance information, and, on an annual basis, a message from your portfolio managers and the auditors' report.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800 677-FUND.

Statements and Confirmations. Because Piper Jaffray shares are held in omnibus accounts, in the name of Piper Jaffray, the funds do not send confirmations or statements to individuals holding their shares in these accounts.

Dividends and Distributions

Dividends from a fund’s net investment income are declared daily and paid monthly. You will receive dividends starting on the day on which you paid for your shares. You will not receive a dividend for the day on which proceeds are distributed from a requested sale of shares.

Dividends will be reinvested in additional shares of the same fund, unless you request that distributions be paid in cash. This request may be made on your new account form or by contacting your financial institution. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will be reinvested in fund shares at the current NAV.

Taxes

Some of the tax consequences of investing in the funds are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone’s tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

For Government Obligations Fund, Prime Obligations Fund, and Treasury Obligations Fund, dividends you receive from the funds are generally taxable as ordinary income, whether you reinvest them or take them in cash. Dividends attributable to income from U.S. government securities may be exempt from state personal income taxes. You should consult your tax advisor for more information.

Tax Free Obligations Fund intends to meet certain federal tax requirements so that distributions of tax-exempt interest income may be treated as “exempt-interest dividends.” These dividends are not subject to regular federal tax. However, although it has no current intention of doing so, the fund may invest up to 20% of its net assets in municipal securities the interest on which is subject to the federal alternative minimum tax. Any portion of exempt-interest dividends attributable to interest on these securities may increase some shareholders’ alternative minimum tax.

Prospectus –	First American Money Market Funds Piper Jaffray Shares

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Additional Information

Management

U.S. Bancorp Asset Management, Inc., is the funds’ investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2003, U.S. Bancorp Asset Management and its affiliates had more than $       billion in assets under management, including investment company assets of more than $      billion. As investment advisor, U.S. Bancorp Asset Management manages the funds’ business and investment activities, subject to the authority of the funds’ board of directors.

Each fund pays the investment advisor a monthly fee for providing investment advisory services. The table below reflects investment advisory fees paid to the investment advisor, after taking into account any fee waivers, for the funds’ most recently completed fiscal year.

Advisory fee as a % of average daily net assets

Government Obligations Fund	%
Prime Obligations Fund	%
Tax Free Obligations Fund	%
Treasury Obligations Fund	%

Effective August 1, 2003, the contractual investment advisory fee payable to the investment advisor with respect to each of the funds was reduced to an annual rate of 0.10% of average daily net assets.

Direct Correspondence to:

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

Investment Advisor

U.S. Bancorp Asset Management, Inc.
800 Nicollet Mall
Minneapolis, MN 55402

Distributor

Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, WI 53202

Portfolio Management

The funds are managed by a team of persons associated with U.S. Bancorp Asset Management.

Prospectus –	First American Money Market Funds Piper Jaffray Shares

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Additional Information

More About The Funds

Investment Strategies

The funds’ main investment strategies are discussed in the “Fund Summaries” section. These are the strategies that the funds’ investment advisor believes are most likely to be important in trying to achieve the funds’ objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 800 677-FUND.

In addition to the securities specified in the “Fund Summaries” section, each fund may invest in other money market funds that invest in the same types of securities as the respective fund, including money market funds advised by the funds' investment advisor. To avoid duplicative investment advisory fees, when a fund invests in other money market funds advised by the fund’s investment advisor, the investment advisor reimburses the fund an amount equal to the investment advisory fee paid by the fund to the investment advisor related to such investments. If the fund invests in money market funds advised by another investment advisor, you will bear both your proportionate share of the expenses in the fund (including management and advisory fees) and, indirectly, the expenses of such other money market fund.

Investment Approach

Each fund complies with Securities and Exchange Commission regulations that apply to money market funds. These regulations require that each fund’s investments mature within 397 days from the date of purchase, and that the average maturity of each fund’s investments (on a dollar-weighted basis) be 90 days or less. The funds may invest in securities with variable or floating interest rates and securities with demand features. The maturities of these securities are determined according to regulations which allow the funds to consider some of these securities as having maturities shorter than their stated maturity dates. All of the funds’ investments must be in U.S. dollar-denominated high quality securities which have been determined by the funds’ advisor to present minimal credit risks.

When selecting securities for the funds, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments (i.e., commercial paper, repurchase agreements, etc.) to purchase. The portfolio managers then select the specific instruments to be purchased.

Investment Risks

The main risks of investing in the funds are summarized in the “Fund Summaries” section.

Additional Risks of Government Obligations Fund

Risks of Securities Lending

When Government Obligations Fund loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities. Nevertheless, the fund risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially. To reduce these risks, the fund enters into loan arrangements only with institutions which the fund’s advisor has determined are creditworthy under guidelines established by the fund’s board of directors.

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Additional Information

Financial Highlights

The tables that follow present performance information about the Piper Jaffray shares of each fund. Prior to the date of this prospectus, the Piper Jaffray s hares were named “Class A” shares. (The Class A shares currently offered through another prospectus were named “Class S” shares prior to the date of this prospectus.) This information is intended to help you understand each fund’s financial performance for the past five years or, if shorter, the period of the fund’s operations. Some of this information reflects financial results for a single fund share. Total returns in the tables represent the rate that you would have earned or lost on an investment in the fund, excluding sales charges and assuming you reinvested all of your dividends and distributions.

This information has been derived from the financial statements audited by Ernst & Young LLP, independent auditors, whose report, along with the funds’ financial statements, is included in the funds’ annual report, which is available upon request.

Government Obligations FUND

	Fiscal year ended September 30,
	2003		2002	2001	2000	1999

Per Share Data
Net Asset Value, Beginning of Period	$		$1.00	$1.00	$1.00	$1.00

Net Investment Income			0.01	0.04	0.05	0.04
Dividends (from net investment income)			(0.01)	(0.04)	(0.05)	(0.04)

Net Asset Value, End of Period	$		$1.00	$1.00	$1.00	$1.00

Total Return[1]		%	1.41%	4.53%	5.43%	4.36%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$		$528,343	$490,164	$470,587	$435,227
Ratio of Expenses to Average Net Assets		%	0.75%	0.75%	0.76%	0.75%
Ratio of Net Investment Income to Average Net Assets		%	1.39%	4.41%	5.29%	4.28%
Ratio of Expenses to Average Net Assets (excluding waivers)		%	0.81%	0.81%	0.82%	0.82%
Ratio of Net Income (Loss) to Average Net Assets (excluding waivers)		%	1.33%	4.35%	5.23%	4.21%

1Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

Prime Obligations FUND

	Fiscal year ended September 30,
	2003		2002	2001	2000	1999

Per Share Data
Net Asset Value, Beginning of Period	$		$1.00	$1.00	$1.00	$1.00

Net Investment Income			0.01	0.05	0.05	0.04
Dividends (from net investment income)			(0.01)	(0.05)	(0.05)	(0.04)

Net Asset Value, End of Period	$		$1.00	$1.00	$1.00	$1.00

Total Return[1]		%	1.43%	4.61%	5.52%	4.51%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$		$5,728,745	$5,784,153	$4,614,094	$4,170,881
Ratio of Expenses to Average Net Assets		%	0.81%	0.83%	0.82%	0.80%
Ratio of Net Investment Income to Average Net Assets		%	1.42%	4.46%	5.40%	4.42%
Ratio of Expenses to Average Net Assets (excluding waivers)		%	0.84%	0.85%	0.86%	0.87%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)		%	1.39%	4.44%	5.36%	4.35%

1Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

Prospectus –	First American Money Market Funds Piper Jaffray Shares

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Additional Information

Financial Highlights continued

Tax Free Obligations FUND1

	Fiscal year ended September 30,
	2003		2002	2001	2000	1999

Per Share Data
Net Asset Value, Beginning of Period	$		$1.00	$1.00	$1.00	$1.00

Net Investment Income			0.01	0.03	0.03	0.03
Dividends (from net investment income)			(0.01)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$		$1.00	$1.00	$1.00	$1.00

Total Return[2]		%	0.85%	2.72%	3.28%	2.51%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$		$406,204	$497,631	$286,449	$268,626
Ratio of Expenses to Average Net Assets		%	0.75%	0.74%	0.75%	0.74%
Ratio of Net Investment Income to Average Net Assets		%	0.85%	2.63%	3.23%	2.47%
Ratio of Expenses to Average Net Assets (excluding waivers)		%	0.81%	0.80%	0.81%	0.82%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)		%	0.79%	2.57%	3.17%	2.39%

1The financial highlights for the Tax Free Obligations Fund include the historical financial highlights of the Qualivest Tax-Free Money Market Fund Class A shares. The assets of the Qualivest Tax-Free Money Market Fund were acquired by the Tax Free Obligations Fund on November 25, 1997. In connection with such acquisition, Class A shares of the Qualivest Tax-Free Money Market Fund were exchanged for Class A shares of the Tax Free Obligations Fund.

2Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

Treasury Obligations FUND

	Fiscal year ended September 30,
	2003		2002	2001	2000	1999

Per Share Data
Net Asset Value, Beginning of Period	$		$1.00	$1.00	$1.00	$1.00

Net Investment Income			0.01	0.04	0.05	0.04
Dividends (from net investment income)			(0.01)	(0.04)	(0.05)	(0.04)

Net Asset Value, End of Period	$		$1.00	$1.00	$1.00	$1.00

Total Return[1]		%	1.34%	4.44%	5.27%	4.31%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$		$230,541	$132,245	$30,506	$23,496
Ratio of Expenses to Average Net Assets		%	0.75%	0.70%	0.70%	0.70%
Ratio of Net Investment Income to Average Net Assets		%	1.29%	4.00%	5.16%	4.24%
Ratio of Expenses to Average Net Assets (excluding waivers)		%	0.81%	0.76%	0.76%	0.76%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)		%	1.23%	3.94%	5.10%	4.18%

1Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

Prospectus –	First American Money Market Funds Piper Jaffray Shares

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For More Information

More information about the funds is available in the funds’ Statement of Additional Information and annual and semiannual reports, and on the First American funds’ Internet Web site.

First American Funds Web Site

Information about the First American funds may be viewed on the funds’ Internet Web site at http://www.firstamericanfunds.com.

Statement of Additional Information (SAI)

The SAI provides more details about the funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

Annual and Semiannual Reports

Additional information about the funds’ investments is available in the funds’ annual and semiannual reports to shareholders. In the funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds’ performance during their last fiscal year.

You can obtain a free copy of the funds’ SAI and/or free copies of the funds’ most recent annual or semiannual reports by calling Investor Services at 800 677-FUND. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfosec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102. For more information, call 1-202-942-8090.

Information about the funds is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.

First American Funds P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.

First American Funds are distributed by Quasar Distributors, LLC, which is located in Milwaukee, WI 53202, and is an affiliate of the investment advisor.

PROMMS12/03

SEC file number: 811-03313

First American Funds™

Prospectus –	First American Money Market Funds Piper Jaffray Shares

17

First American Funds™	December 1, 2003
Prospectus
First American Funds, Inc.
ASSET CLASS ~ Money Market Funds

Money Market Funds Class Z Shares	Government Obligations Fund Prime Obligations Fund Tax Free Obligations Fund Treasury Obligations Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares of this fund, or determined if the information in this prospectus is accurate or complete. Any statement to the contrary is a criminal offense.

Table of

Contents

Fund Summaries

Government Obligations Fund

Prime Obligations Fund

Tax Free Obligations Fund

Treasury Obligations Fund

Policies & Services

Buying and Selling Shares

Managing Your Investment

Additional Information

Management

More About The Funds

Financial Highlights

For More Information

Prospectus –	First American Money Market Funds Class Z Shares

Fund Summaries

Introduction

This section of the prospectus describes the objectives of the First American Money Market Funds, summarizes the main investment strategies used by each fund in trying to achieve its objectives, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the funds.

An investment in the funds is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

This prospectus and the related Statement of Additional Information do not constitute an offer to sell or a solicitation of an offer to buy shares in the funds, nor shall any such shares be offered or sold to any person in any jurisdiction in which an offer, solicitation, purchase, or sale would be unlawful under the securities laws of such jurisdiction.

Prospectus –	First American Money Market Funds Class Z Shares

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Fund Summaries

Government Obligations FUND

Objective

Government Obligations Fund seeks maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

Main Investment Strategies

Government Obligations Fund invests exclusively in short-term U.S. government securities and repurchase agreements secured by U.S. government securities.

U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the “full faith and credit” of the United States government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions.

Main Risks

The main risks of investing in this fund include:

  Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund, or a securities lending agreement entered into by the fund, could cause the value of your investment to decline.
  The level of income you receive from the fund will be affected by movements in short-term interest rates.
  By investing solely in U.S. government securities and repurchase agreements secured by those securities, the fund may offer less income than a money market fund investing in other high-quality money market securities.

Fund Performance

Illustrations on the next page provide you with information on the fund’s volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund’s shares has varied from year to year. The table illustrates the fund’s average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund’s performance would be reduced.

Because Class Z shares have not been offered for a full calendar year, information in the chart and table is for the fund’s Class Y shares, which are offered through another prospectus. Class Z and Class Y shares are invested in the same portfolio of securities, but Class Z share returns are expected to be higher because the shares expect to have lower operating expenses.

Prospectus –	First American Money Market Funds Class Z Shares

2

Fund Summaries

Government Obligations FUND continued

Fund Performance (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class Y) 1

2.89%	4.00%	5.69%	5.13%	5.26%	5.15%	4.77%	6.05%	3.78%	1.48%

1993	1994	1995	1996	1997	1998	1999	2000	2001	2002

Best Quarter: Quarter end ed	December 31, 2000	1.56%
Worst Quarter: Quarter end ed	December 31, 200 2	0. 31%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/0 2	Inception Date	One Year	Five Years	Ten Years

Government Obligations Fund (Class Y)	3/1/90	1.48%	4.23%	4.41%

1Total return for the period from 1/1/0 3 through 9/30/0 3 for Class Y shares was    %.

Fees and Expenses

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund’s operating expenses. These expenses are deducted from fund assets.

SHAREHOLDER FEES

Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
ANNUAL FUND OPERATING EXPENSES[1] as a % of average net assets

Management Fees	0.10%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.26%
Waiver of Fund Expenses[2]	(0.06)%
Net Expenses[2]	0.20%

1Annual Fund Operating Expenses are based on the fund’s most recently completed fiscal year.

2Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 200 4 , so that Net Expenses do not exceed 0. 20%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 200 4 , at the discretion of the service providers.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

1 year	$
3 years	$
5 years	$
10 years	$

Prospectus –	First American Money Market Funds Class Z Shares

3

Fund Summaries

Prime Obligations FUND

Objective

Prime Obligations Fund seeks maximum current income to the extent consistent with preservation of capital and maintenance of liquidity.

Main Investment Strategies

Prime Obligations Fund invests in high-quality short-term debt obligations, including:

  securities issued by the U.S. government or one of its agencies or instrumentalities.
  U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances).
  commercial paper.
  non-convertible corporate debt securities.
  loan participation interests.
  repurchase agreements for the securities in which the fund may invest.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments (i.e., commercial paper, repurchase agreements, etc.) to purchase. The portfolio managers then select the specific instruments to be purchased.

Under normal market conditions, portfolio managers will only purchase (and hold) securities in the fund if they are rated in the top short-term rating category, for example, a rating of A-1 or a rating of Prime-1. If the rating of a security is reduced below the top short-term rating category after purchase, portfolio managers will make every attempt to sell the security.

The fund may invest up to 25% of its total assets in dollar-denominated obligations of U.S. branches of foreign banks which are subject to the same regulation as U.S. banks. The fund also may invest up to 25% of its total assets, collectively, in dollar-denominated obligations of foreign branches of domestic banks, foreign banks, and foreign corporations.

Main Risks

The main risks of investing in this fund include:

  Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund could cause the value of your investment to decline.
  The level of income you receive from the fund will be affected by movements in short-term interest rates.
  Foreign securities in which the fund invests, although dollar-denominated, may present some additional risk. Political or social instability, or diplomatic developments could adversely affect the securities. There is also the risk of possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on securities owned by the fund. In addition, there may be less public information available about foreign corporations and foreign banks and their branches.

Fund Performance

Illustrations on the next page provide you with information on the fund’s volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund’s shares has varied from year to year. The table illustrates the fund’s average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund’s performance would be reduced.

Because Class Z shares have not been offered for a full calendar year, information in the chart and the table is for the fund’s Class Y shares, which are offered through another prospectus. Class Z and Class Y shares are invested in the same portfolio of securities, but Class Z share returns are expected to be higher because the shares expect to have lower operating expenses.

Prospectus –	First American Money Market Funds Class Z Shares

4

Fund Summaries

Prime Obligations FUND continued

Fund Performance (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class Y )1

2.99%	4.08%	5.78%	5.23%	5.39%	5.32%	4.96%	6.16%	3.91%	1.52%

1993	1994	1995	1996	1997	1998	1999	2000	2001	2002

Best Quarter: Quarter end ed	March 31, 1991	1. 65%
Worst Quarter: Quarter end ed	December 31, 2002	0. 32%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/02	Inception Date	One Year	Five Years	Ten Years

Prime Obligations Fund (Class Y )	3/1/90	1.52%	4.36%	4.52%

1Total return for the period from 1/1/03 through 9 /30/03 for Class Y shares was    %.

Fees and Expenses

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund’s operating expenses. These expenses are deducted from fund assets.

SHAREHOLDER FEES

Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
ANNUAL FUND OPERATING EXPENSES[1] as a % of average net assets

Management Fees	0.10%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.26%
Waiver of Fund Expenses[2]	(0.06)%
Net Expenses[2]	0.20%

1Annual Fund Operating Expenses are based on the fund’s most recently completed fiscal year.

2Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2004, so that Net Expenses do not exceed 0.20%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2004, at the discretion of the service providers.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

1 year	$20
3 years	$78
5 years	$140
10 years	$325

Prospectus –	First American Money Market Funds Class Z Shares

5

Fund Summaries

Tax Free Obligations FUND

Objective

Tax Free Obligations Fund seeks maximum current income exempt from federal income taxes consistent with the preservation of capital and maintenance of liquidity.

Main Investment Strategies

Tax Free Obligations Fund invests at least 80% of its total assets in high-quality, short-term municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. Municipal securities are issued by state and local governments, and certain U.S. territorial possessions to finance public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities. There are two principal classifications of municipal securities:

  general obligation bonds, which are backed by the full faith, credit, and taxing power of the issuer.
  revenue bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source.

The balance of the fund’s total assets may be invested in taxable money market securities and municipal securities subject to the alternative minimum tax. However, the fund currently does not intend to invest in these types of securities.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased.

Main Risks

The main risks of investing in this fund include:

  Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund could cause the value of your investment to decline.
  The level of income you receive from the fund will be affected by movements in short-term interest rates.
  The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax.

Fund Performance

Illustrations on the next page provide you with information on the fund’s volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund’s shares has varied from year to year. The table illustrates the fund’s average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund’s performance would be reduced.

Because Class Z shares have not been offered for a full calendar year, information in the chart and table is for the fund’s Class Y shares, which are offered through another prospectus. Class Z and Class Y shares are invested in the same portfolio of securities, but Class Z share returns are expected to be higher because the shares expect to have lower operating expenses.

Prospectus –	First American Money Market Funds Class Z Shares

6

Fund Summaries

Tax Free Obligations FUND continued

Fund Performance (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class Y) 1,2

3.06%	3.26%	3.12%	2.90%	3.77%	2.37%	1.06%

1996	1997	1998	1999	2000	2001	2002

Best Quarter: Quarter end ed	December 31, 2000	0.99%
Worst Quarter: Quarter end ed	March 31, 200 2	0. 25%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/0 2 [2]	Inception Date	One Year	Five Years	Since Inception

Tax Free Obligations Fund (Class Y)	1/9/95	1.06%	2.64%	2.87%

1Total return for the period from 1/1/0 3 through 9/30/0 3 for Class Y shares was    %.

2Performance prior to 11/25/97 is that of Qualivest Tax-Free Money Market Fund.

Fees and Expenses

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund’s operating expenses. These expenses are deducted from fund assets.

SHAREHOLDER FEES

Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
ANNUAL FUND OPERATING EXPENSES[1] as a % of average net assets

Management Fees	0.10%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.26%
Waiver of Fund Expenses[2]	(0.06)%
Net Expenses[2]	0.20%

1Annual Fund Operating Expenses are based on the fund’s most recently completed fiscal year.

2Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 200 4 , so that Net Expenses do not exceed 0. 20%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 200 4 , at the discretion of the service providers.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

1 year	$
3 years	$
5 years	$
10 years	$

Prospectus –	First American Money Market Funds Class Z Shares

7

Fund Summaries

Treasury Obligations FUND

Objective

Treasury Obligations Fund seeks maximum current income consistent with the preservation of capital and maintenance of liquidity.

Main Investment Strategies

Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations and repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the United States government.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased.

Main Risks

The main risks of investing in this fund include:

  Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a repurchase agreement held by the fund could cause the value of your investment to decline.
  The level of income you receive from the fund will be affected by movements in short-term interest rates.
  By investing solely in U.S. Treasury obligations and repurchase agreements secured by those securities, the fund may offer less income than a money market fund investing in other high-quality money market securities.

Fund Performance

Illustrations on the next page provide you with information on the fund’s volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund’s shares has varied from year to year. The table illustrates the fund’s average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund’s performance would be reduced.

Because Class Z shares have not been offered for a full calendar year, information in the chart and table is for the fund’s Class Y shares, which are offered through another prospectus. Class Z and Class Y shares are invested in the same portfolio of securities, but Class Z share returns are expected to be higher because the shares expect to have lower operating expenses.

Prospectus –	First American Money Market Funds Class Z Shares

8

Fund Summaries

Treasury Obligations FUND continued

Fund Performance (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class Y) 1

5.05%	5.20%	5.10%	4.64%	5.85%	3.64%	1.42%

1996	1997	1998	1999	2000	2001	2002

Best Quarter: Quarter end ed	December 31, 1997	1.31%
Worst Quarter: Quarter end ed	December 31, 200 2	0. 29%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/0 2	Inception Date	One Year	Five Years	Since Inception

Treasury Obligations Fund (Class Y)	1/24/95	1.42%	4.12%	4.55%

1Total return for the period from 1/1/0 3 through 9/30/0 3 for Class Y shares was    %.

Fees and Expenses

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund’s operating expenses. These expenses are deducted from fund assets.

SHAREHOLDER FEES

Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
ANNUAL FUND OPERATING EXPENSES[1] as a % of average net assets

Management Fees	0.10%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.26%
Waiver of Fund Expenses[2]	(0.06)%
Net Expenses[2]	0.20%

1Annual Fund Operating Expenses are based on the fund’s most recently completed fiscal year.

2Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 200 4 , so that Net Expenses do not exceed 0. 20%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 200 4 , at the discretion of the service providers.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

1 year	$
3 years	$
5 years	$
10 years	$

Prospectus –	First American Money Market Funds Class Z Shares

9

Policies and Services

Buying and Selling Shares

Multiple Class Information

The funds offer eight different share classes, although not all funds offer every share class. This prospectus offers Class Z shares . Class A, Class B, Class C, Class D, Class I, Class Y , and Piper Jaffray shares are available through separate prospectuses. There are differences among the fees and expenses for each of the eight classes. These differences result from their separate arrangements for shareholder and distribution services, not from any difference in amounts charged by the investment advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs.

The following describes the features of each class:

Class A Shares. Class A shares are offered at net asset value with no front-end or contingent deferred sales charge, but with an annual distribution (12b-1) fee of 0.25% and an annual shareholder servicing fee of 0.25%.

Class B Shares. Class B shares are only offered by Prime Obligations Fund and are available only in exchange for Class B shares of another First American fund, or in establishing a systematic exchange program that will be used to purchase Class B shares of other First American funds. Prime Obligations Fund Class B shares have no front-end sales charge, however they do have:

  an annual distribution and service (12b-1) fee of 1.00%.
  a back-end sales charge, called a “contingent deferred sales charge,” if you redeem your shares within six years of the date you purchased the original First American fund shares.
  automatic conversion to Class A shares eight years after purchase, thereby reducing future annual expenses.

Class C Shares. Class C shares are only offered by Prime Obligations Fund and are available only in exchange for Class C shares of another First American fund, or in establishing a systematic exchange program that will be used to purchase Class C shares of other First American funds. Prime Obligations Fund Class C shares:

  are subject to a 1% contingent deferred sales charge if you redeem your shares within 18 months of the date you purchased the original First American fund shares.
  an annual distribution and service (12b-1) fee of 1.00%.
  do not convert to Class A shares.

Class D Shares. Class D shares are only available to certain accounts for which qualifying institutions act in a fiduciary, agency, or custodial capacity. Class D shares are sold at net asset value, with no front-end or contingent deferred sales charge, but with an annual distribution (12b-1) fee of 0.15% and an annual shareholder servicing fee of 0.25%.

Class I Shares. Class I shares are only offered by Prime Obligations Fund and are available to certain accounts for which qualifying institutions act in a fiduciary, agency, or custodial capacity. Class I shares are sold at net asset value, with no front-end or contingent deferred sales charge, but with an annual shareholder servicing fee of 0.20%.

Piper Jaffray Shares. Piper Jaffray shares are only available to clients of U.S. Bancorp Piper Jaffray, Inc., a registered broker-dealer (“Piper Jaffray”). P iper Jaffray shares are offered at net asset value with no front-end or contingent deferred sales charge, but with an annual distribution (12b-1) fee of 0.25% and an annual shareholder servicing fee of 0.25%.

Class Y Shares. Class Y shares are only available to certain accounts for which qualifying institutions act in a fiduciary, agency, or custodial capacity. Class Y shares are sold at net asset value, with no front-end or contingent deferred sales charge, but with an annual shareholder servicing fee of 0.25%.

Class Z Shares. Class Z shares are only available to certain accounts for which qualifying institutions act in a fiduciary, agency, or custodial capacity, and only with a minimum initial investment of at least $10 million. Class Z shares are sold at net asset value, with no front-end or contingent deferred sales charge and no distribution (12b-1) or shareholder servicing fee.

Calculating Your Share Price

Your purchase price will be equal to the fund’s net asset value (NAV) per share, which is generally calculated as of the close of regular trading on the New York Stock Exchange (usually 3:00 p.m. Central time) every day the exchange is open. As discussed below, for Tax Free Obligations Fund your order must be received by the fund by 11:30 a.m. Central time in order for shares to be priced at that day’s NAV. For Government Obligations Fund, Prime Obligations Fund, and Treasury Obligations Fund , you must place your order by 3:00 p.m. Central time, and your order must be received by the funds by 3:30 p.m. Central time, in order for shares to be priced at that day’s NAV.

A fund’s NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. The securities held by the fund s are valued on the basis of amortized cost. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of any discount or premium until the instrument’s maturity, rather than looking at actual changes in the market value of the instrument. Each fund’s net asset value is normally expected to be $1 per share.

Prospectus –	First American Money Market Funds Class Z Shares

10

Policies and Services

Buying and Selling Shares continued

How to Buy and Sell Shares

You may purchase or sell shares by calling your financial institution. Institutions are required to make a minimum initial investment of $10 million, however there is no minimum subsequent investment requirement. The fund s may waive or modify these minimum investment requirements at any time. Shares may be purchased and sold on any day when the New York Stock Exchange (NYSE) is open. Purchases and sales of shares may be restricted in the event of an early or unscheduled close of the NYSE.

The fund s will accept purchase and sale orders, even if the NYSE is closed, on those days on which Federal reserve banks are open, the primary trading markets for the fund s ’ portfolio instruments are open, and the fund s ’ management believes there is adequate liquidity to meet redemption requests and/or an adequate market to meet purchase requests. The fund s will not accept exchanges from other funds unless the NYSE is open.

When purchasing shares, payment must be made by wire transfer, which can be arranged by your financial institution. Wire federal funds as follows:

U.S. Bank National Association
ABA Number: 0420-00013
Account Number: 112-952-137
Credit to:  First American (name of fund, investor name, and investor account #)

Purchase orders and redemption requests must be received by your financial institution by the time specified by the institution to be assured same day processing. In order for shares to be purchased or sold at that day’s price, your financial institution must transmit your purchase orders or redemption requests to the fund s by 11:30 a.m. Central time for Tax Free Obligations Fund, and by 3: 3 0 p.m. Central time for Government Obligations Fund, Prime Obligations Fund, and Treasury Obligations Fund . It is the responsibility of your financial institution to promptly transmit orders to the fund s . In addition, a purchase order will be effective on the day given only if the fund s ’ custodian receives payment by wire before the close of business.

If the fund receives a redemption request by the time specified above, payment will be made the same day by transfer of federal funds if the Fedwire transfer system is available for use that day. Otherwise, payment will be made on the next business day.

How to Exchange Shares

Exchanges may be made only on days when the New York Stock Exchange is open.

If you are no longer eligible to hold Class Z shares because you discontinue your fiduciary, agency, or custodian account, you may exchange your shares for Class A shares at net asset value. Class A shares have higher expenses than Class Z shares. If you maintain your fiduciary, agency, or custodian account but are no longer eligible to hold Class Z shares because your account balance is less than $10 million, you may exchange your shares for Class I shares at net asset value. Class I shares have higher expenses than Class Z shares, but lower expenses than Class A shares.

To exchange your shares, call your financial institution. In order for your shares to be exchanged the same day, you must call your financial institution by the time specified by the institution and your exchange order must be transmitted by the institution to the fund s by 11:30 a.m. Central time for Tax Free Obligations Fund, and by 3: 3 0 p.m. Central time for Government Obligations Fund, Prime Obligations Fund, and Treasury Obligations Fund . It is the responsibility of your financial institution to promptly transmit your exchange order to the fund s . Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes. The fund s ha ve the right to limit exchanges to four times per year.

Prospectus –	First American Money Market Funds Class Z Shares

11

Policies and Services

Managing Your Investment

Staying Informed

Shareholder Reports. Shareholder reports are mailed twice a year, in November and May. They include financial statements and performance information, and, on an annual basis, a message from your portfolio managers and the auditor’s report.

In an attempt to reduce shareholder costs and help eliminate duplication, the fund s will try to limit its mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800 677-FUND.

Statements and Confirmations. Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase or sale of fund shares. Generally, a fund does not send statements to individuals who have their shares held in an omnibus account.

Dividends and Distributions

Dividends from a fund’s net investment income are declared daily and paid monthly. You will receive dividends starting on the day on which you paid for your shares. You will not receive a dividend for the day on which proceeds are distributed from a requested sale of shares.

Dividends will be reinvested in additional shares of the same fund, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form or by contacting your financial institution. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will be reinvested in fund shares at the current NAV.

Taxes

Some of the tax consequences of investing in the fund s are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone’s tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

For Government Obligations Fund, Prime Obligations Fund, and Treasury Obligations Fund, d ividends you receive from the fund s are generally taxable as ordinary income for federal income tax purposes, whether you reinvest them or take them in cash. Dividends attributable to income from U.S. government securities may be exempt from state personal income taxes. You should consult your tax advisor for more information.

Tax Free Obligations Fund intends to meet certain federal tax requirements so that distributions of tax-exempt income may be treated as “exempt-interest dividends.” These dividends are not subject to regular federal tax. However, although it has no current intention of doing so, the fund may invest up to 20% of its net assets in municipal securities the interest on which is subject to the federal alternative minimum tax. Any portion of exempt-income dividends attributable to interest on these securities may increase some shareholders' alternative minimum tax.

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Additional Information

Management

U.S. Bancorp Asset Management, Inc., is the fund s ’ investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2003, U.S. Bancorp Asset Management and its affiliates had more than $    billion in assets under management, including investment company assets of more than $    billion. As investment advisor, U.S. Bancorp Asset Management manages the funds’ business and investment activities, subject to the authority of the funds’ board of directors.

Each fund pays the investment advisor a monthly fee for providing investment advisory services to the funds. The table below reflects investment advisory fees paid to the investment advisor, after taking into account any fee waivers, for the funds’ most recently completed fiscal year.

Advisory fee as a % of average daily net assets

Government Obligations Fund	%
Prime Obligations Fund	%
Tax Free Obligations Fund	%
Treasury Obligations Fund	%

Effective August 1, 2003, the contractual investment advisory fee payable to the investment advisor with respect to each of the funds was reduced to an annual rate of 0.10% of average daily net assets.

Direct Correspondence to:

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

Investment Advisor

U.S. Bancorp Asset Management, Inc.
800 Nicollet Mall
Minneapolis, MN 55402

Distributor

Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, WI 53202

Additional Compensation

U.S. Bancorp Asset Management and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the First American funds. As described above, U.S. Bancorp Asset Management receives compensation for acting as the fund s ’ investment advisor. U.S. Bancorp Asset Management and its affiliates also receive compensation in connection with the following:

Custody Services. U.S. Bank National Association (U.S. Bank) provides or compensates others to provide custody services to the fund s . U.S. Bank is paid monthly fees equal, on an annual basis, to 0.01% of the fund s ’ average daily net assets. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing custody services to the fund s .

Administration Services. U.S. Bancorp Asset Management and its affiliate, U.S. Bancorp Fund Services, LLC (Co-Administrators), provide or compensate others to provide administrative services to the First American family of funds. These services include general administrative and accounting services, transfer agency and dividend disbursing services, blue sky services, and shareholder services. With respect to the First American open-end mutual funds, the Co-Administrators receive total fees, on an annual basis, of up to 0.25% of the aggregate average daily net assets of First American Investment Funds, Inc., First American Strategy Funds, Inc., and First American Insurance Portfolios, Inc., and up to 0.20% of the aggregate average daily net assets of First American Funds, Inc. The funds also pay the Co-Administrators fees based upon the number of funds and shareholder accounts maintained. In addition, the Co-Administrators are reimbursed for their out-of-pocket expenses incurred while providing administration services to the funds.

Distribution Services. Quasar Distributors, LLC, an affiliate of U.S. Bancorp Asset Management, serves as distributor of the fund s and receives out of pocket expenses incurred while providing distribution and other sub-administrative services for the fund s .

Brokerage Transactions. When purchasing and selling portfolio securities for the fund s , the fund s ’ investment advisor may place trades through its affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., which will earn commissions on these transactions.

Portfolio Management

The funds are managed by a team of persons associated with U.S. Bancorp Asset Management.

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13

Additional Information

More About The Funds

Investment Strategies

The fund s ’ main investment strategies are discussed in the “Fund Summar ies ” section. These are the strategies that the fund s ’ investment advisor believes are most likely to be important in trying to achieve the fund s ’ objective s . You should be aware that the fund s may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 800 677-FUND.

In addition to the securities specified in the “Fund Summar ies ” section, each fund may invest in other money market funds that invest in the same types of securities as the fund s , including each of the other money market funds advised by the funds’ investment advisor. To avoid duplicative investment advisory fees, when a fund invests in other money market funds advised by the fund’s investment advisor, the investment advisor reimburses the fund an amount equal to the investment advisory fee paid by the fund to the investment advisor related to such investments. If a fund invests in money market funds advised by another investment advisor, you will bear both your proportionate share of the expenses in the fund (including management and advisory fees) and, indirectly, the expenses of such other money market fund.

Investment Approach

Each fund complies with Securities and Exchange Commission regulations that apply to money market funds. These regulations require that each fund’s investments mature within 397 days from the date of purchase, and that the average maturity of the fund’s investments (on a dollar-weighted basis) be 90 days or less. The fund s may invest in securities with variable or floating interest rates and securities with demand features. The maturities of these securities are determined according to regulations which allow the fund s to consider some of these securities as having maturities shorter than their stated maturity dates. All of the fund s ’ investments must be in U.S. dollar-denominated high quality securities which have been determined by the fund s ’ advisor to present minimal credit risks.

When selecting securities for the funds, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments (i.e., commercial paper, repurchase agreements, etc.) to purchase. The portfolio managers then select the specific instruments to be purchased.

Investment Risks

The main risks of investing in the fund s are summarized in the “Fund Summar ies ” section.

Additional Risks of Government Obligations Fund

Risks of Securities Lending

When Government Obligations Fund loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities. Nevertheless, the fund risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially. To reduce these risks, the fund enters into loan arrangements only with institutions which the fund’s advisor has determined are creditworthy under guidelines established by the fund’s board of directors.

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Additional Information

Financial Highlights

The tables that follow represent performance information for the funds. For Prime Obligations Fund, the table represents performance information about Class Z shares of the fund. Because Government Obligations Fund, Tax Free Obligations Fund, and Treasury Obligations Fund did not offer Class Z shares prior to the date of this prospectus, the tables for these funds present performance information about the currently outstanding Class Y shares of each fund. This information is intended to help you understand each fund’s financial performance for the past five years or, if shorter, the period of the fund’s operations. Some of this information reflects financial results for a single fund share. Total returns in the tables represent the rate that you would have earned or lost on an investment in the fund, assuming you reinvested all of your dividends and distributions.

This information has been derived from the financial statements audited by Ernst & Young, LLP, independent auditors, whose report, along with the funds' financial statements, is included in the funds' annual report, which is available upon request.

Government Obligations FUND

	Fiscal year ended September 30,
Class Y Shares	2003		2002	2001	2000	1999

Per Share Data
Net Asset Value, Beginning of Period	$		$1.00	$1.00	$1.00	$1.00

Net Investment Income			0.02	0.05	0.06	0.05
Dividends (from net investment income)			(0.02)	(0.05)	(0.06)	(0.05)

Net Asset Value, End of Period	$		$1.00	$1.00	$1.00	$1.00

Total Return[1]		%	1.71%	4.84%	5.75%	4.67%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$		$1,562,880	$1,041,700	$937,230	$938,897
Ratio of Expenses to Average Net Assets		%	0.45%	0.45%	0.45%	0.45%
Ratio of Net Investment Income to Average Net Assets		%	1.68%	4.75%	5.59%	4.57%
Ratio of Expenses to Average Net Assets (excluding waivers)		%	0.51%	0.51%	0.51%	0.52%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)		%	1.62%	4.69%	5.53%	4.50%

1Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

Prime Obligations FUND

Class Z Shares	Fiscal period ended September 30 , 2003[1]

Per Share Data
Net Asset Value, Beginning of Period	$

Net Investment Income
Dividends (from net investment income)

Net Asset Value, End of Period	$

Total Return[2]		%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$
Ratio of Expenses to Average Net Assets		%
Ratio of Net Investment Income to Average Net Assets		%
Ratio of Expenses to Average Net Assets (excluding waivers)		%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)		%

1Commenced operations on August 1, 2003. All ratios for the period have been annualized, except total return.

2Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

Prospectus –	First American Money Market Funds Class Z Shares

15

Additional Information

Financial Highlights continued

Tax Free Obligations FUND

	Fiscal year ended September 30,
Class Y Shares	2003		2002	2001	2000	1999

Per Share Data
Net Asset Value, Beginning of Period	$		$1.00	$1.00	$1.00	$1.00

Net Investment Income			0.01	0.03	0.04	0.03
Dividends (from net investment income)			(0.01)	(0.03)	(0.04)	(0.03)

Net Asset Value, End of Period	$		$1.00	$1.00	$1.00	$1.00

Total Return[1]		%	1.16%	3.02%	3.59%	2.82%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$		$584,132	$443,276	$375,891	$338,490
Ratio of Expenses to Average Net Assets		%	0.45%	0.45%	0.45%	0.45%
Ratio of Net Investment Income to Average Net Assets		%	1.14%	2.93%	3.53%	2.75%
Ratio of Expenses to Average Net Assets (excluding waivers)		%	0.51%	0.51%	0.51%	0.52%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)		%	1.08%	2.87%	3.47%	2.68%

1Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

Treasury Obligations fund

	Fiscal year ended September 30,
Class Y Shares	2003		2002	2001	2000	1999

Per Share Data
Net Asset Value, Beginning of Period	$		$1.00	$1.00	$1.00	$1.00

Net Investment Income			0.02	0.05	0.05	0.05
Dividends (from net investment income)			(0.02)	(0.05)	(0.05)	(0.05)

Net Asset Value, End of Period	$		$1.00	$1.00	$1.00	$1.00

Total Return[1]		%	1.64%	4.70%	5.53%	4.57%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$		$2,996,616	$2,929,764	$2,065,655	$2,620,803
Ratio of Expenses to Average Net Assets		%	0.45%	0.45%	0.45%	0.45%
Ratio of Net Investment Income to Average Net Assets		%	1.62%	4.48%	5.39%	4.49%
Ratio of Expenses to Average Net Assets (excluding waivers)		%	0.51%	0.51%	0.51%	0.51%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)		%	1.56%	4.42%	5.33%	4.43%

1Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

Prospectus –	First American Money Market Funds Class Z Shares

16

For More Information

More information about the funds is available in the funds’ Statement of Additional Information and annual and semiannual reports, and on the First American funds’ Internet Web site.

First American Funds Web Site

Information about the First American funds may be viewed on the funds’ Internet Web site at http://www.firstamericanfunds.com.

Statement of Additional Information (SAI)

The SAI provides more details about the funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

Annual and Semiannual Reports

Additional information about the funds’ investments is available in the funds’ annual and semiannual reports to shareholders. In the funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds’ performance during their last fiscal year.

You can obtain a free copy of the funds’ SAI and/or free copies of the funds’ most recent annual or semiannual reports by calling Investor Services at 800 677-FUND. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfosec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102. For more information, call 1-202-942-8090.

Information about the funds is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.

First American Funds P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.

First American Funds are distributed by Quasar Distributors, LLC, which is located in Milwaukee, WI 53202, and is an affiliate of the investment advisor.

PROPRIMEZ 12 /03

SEC file number: 811-03313

First American Funds™

                           FIRST AMERICAN FUNDS, INC.

                       STATEMENT OF ADDITIONAL INFORMATION
                             DATED DECEMBER 1, 2003

                           GOVERNMENT OBLIGATIONS FUND
                             PRIME OBLIGATIONS FUND
                            TAX FREE OBLIGATIONS FUND
                            TREASURY OBLIGATIONS FUND
                              TREASURY RESERVE FUND

         This Statement of Additional Information relates to Government
Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, Treasury
Obligations Fund and Treasury Reserve Fund (collectively, the "Funds"), each of which is a series of First American Funds, Inc. ("FAF"). This Statement of
Additional Information is not a prospectus, but should be read in conjunction with the Funds' current Prospectuses dated December 1, 2003. The financial statements included as part of the Funds' Annual Report to shareholders for the fiscal year ended September 30, 2003 are incorporated by reference into this
Statement of Additional Information. This Statement of Additional Information is
incorporated into the Funds' Prospectuses by reference. To obtain copies of
Prospectuses or the Funds' Annual Report at no charge, write the Funds'
distributor, Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, WI
53202, or call Investor Services at 800 677-FUND. Please retain this Statement of Additional Information for future reference.

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

                                       i

                                       ii

                               GENERAL INFORMATION

         First American Funds, Inc. ("FAF") was incorporated under the name
"First American Money Fund, Inc." The Board of Directors and shareholders, at meetings held December 6, 1989 and January 18, 1990, respectively, approved amendments to the Articles of Incorporation providing that the name "First
American Money Fund, Inc." be changed to "First American Funds, Inc."

         As set forth in the Prospectuses, FAF is organized as a series fund, and currently issues its shares in five series. Each series of shares represents a separate investment portfolio with its own investment objective and policies
(in essence, a separate mutual fund). The series of FAF to which this Statement of Additional Information relates are named on the cover. These series are referred to in this Statement of Additional Information as the "Funds."

         Shareholders may purchase shares of each Fund through separate classes.
Prime Obligations Fund offers its shares in eight classes, Class A, Class B,
Class C, Class D, Class I, Class Y, Class Z and Piper Jaffray shares. Government
Obligations Fund, Tax Free Obligations Fund and Treasury Obligations Fund offer their shares in five classes, Class A, Class D, Class Y, Class Z and Piper
Jaffray shares. Treasury Reserve Fund offers its shares in one class. Prior to the date of this Statement of Additional Information, the Piper Jaffray shares shares were named "Class A" shares and the Class A shares were named "Class S"
shares. The various classes provide for variations in distribution costs, voting rights and dividends. To the extent permitted under the 1940 Act, as amended
(the "1940 Act"), the Funds may also provide for variations in other costs among the classes. Except for differences among the classes pertaining to distribution costs, each share of each Fund represents an equal proportionate interest in that Fund. Each of the Funds is an open-end diversified company.

         FAF has prepared and will provide a separate Prospectus relating to the
Class A, Class B and Class C shares (the "Class A, Class B and Class C Shares
Prospectus"), the Class D shares (the "Class D Shares Prospectus"), the Class I shares (the "Class I Shares Prospectus"), the Class Y shares (the "Class Y
Shares Prospectus"), the Class Z shares (the "Class Z Shares Prospectus"), and the Piper Jaffray shares (the " Piper Jaffray Shares Prospectus") of the Funds,
and a separate prospectus for the Treasury Reserve Fund (the "Treasury Reserve
Fund Prospectus"). These Prospectuses can be obtained by writing Quasar
Distributors, LLC at 615 East Michigan Street, Milwaukee, WI 53202, or by
calling First American Funds Investor Services at 800 677-FUND.

         The Bylaws of FAF provide that meetings of shareholders be held only with such frequency as required under Minnesota law and the 1940 Act. Minnesota corporation law requires only that the Board of Directors convene shareholders'
meetings when it deems appropriate. In addition, Minnesota law provides that if a regular meeting of shareholders has not been held during the immediately preceding 15 months, a shareholder or shareholders holding 3% or more of the voting shares of FAF may demand a regular meeting of shareholders by written notice given to the President or Treasurer of FAF. Within 30 days after receipt of the demand, the Board of Directors shall cause a regular meeting of shareholders to be called, which meeting shall be held no later than 40 days after receipt of the demand, all at the expense of FAF. In addition, the 1940
Act requires a shareholder vote for, among other things, all amendments to fundamental investment policies and restrictions, for approval of all investment advisory contracts and amendments thereto, and for all amendments to Rule 12b-1 distribution plans.

         This Statement of Additional Information may also refer to affiliated investment companies, including: First American Investment Funds, Inc. ("FAIF");
First American Strategy Funds, Inc. ("FASF"); First American Insurance
Portfolios, Inc. ("FAIP"); and eight separate closed-end funds (American
Strategic Income Portfolio Inc., American Strategic Income Portfolio Inc.-II,
American Strategic Income Portfolio Inc.-III, American Municipal Income
Portfolio Inc., Minnesota Municipal Income Portfolio Inc., American Select
Portfolio Inc., American Income Fund, Inc. and First American Minnesota
Municipal Income Fund II, Inc.), collectively referred to as the First American
Closed-End Funds ("FACEF").

                                       1

                             INVESTMENT RESTRICTIONS

         In addition to the investment objectives and policies set forth in the
Prospectus and under the caption "Investment Objectives and Policies" below, each of the Funds is subject to the investment restrictions set forth below. The investment restrictions set forth in paragraphs 1 through 6 below are fundamental and cannot be changed with respect to a Fund without approval by the holders of a majority of the outstanding shares of that Fund as defined in the
1940 Act, i.e., by the lesser of the vote of (a) 67% of the shares of the Fund present at a meeting where more than 50% of the outstanding shares are present in person or by proxy, or (b) more than 50% of the outstanding shares of the
Fund. The investment restrictions set forth in paragraphs 7 and 8 below are non-fundamental and may be changed by FAF's Board of Directors without a shareholder vote.

         None of the Funds will:

         1.       Concentrate its investments in a particular industry, except that there shall be no limitation on the purchase of
                  obligations of domestic commercial banks, excluding for this purpose, foreign branches of domestic commercial banks. For purposes of this limitation, the U.S. Government and state or municipal governments and their political subdivisions, are not considered members of any industry. Whether a Fund is
                  concentrating in an industry shall be determined in accordance with the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.*

         2.       Borrow money or issue senior securities, except as permitted under the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

         3.       Purchase physical commodities or contracts relating to
                  physical commodities.

         4.       Purchase or sell real estate unless as a result of ownership of securities or other instruments, but this shall not prevent the Funds from investing in securities or other instruments backed by real estate or interests therein or in securities of companies that deal in real estate or mortgages.

         5.       Act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of
                  portfolio securities, it may be deemed an underwriter under applicable laws.

         6.       Make loans except as permitted under the 1940 Act, as
                  interpreted or modified from time to time by any regulatory authority having jurisdiction.

----------
* According to the present interpretation by the Securities and Exchange
Commission, the Fund would be concentrated in an industry if 25% or more of its total assets, based on current market value at the time of purchase, were invested in that industry.

         For purposes of applying the limitation set forth in number two above, under the 1940 Act as currently in effect, the Funds are not permitted to issue senior securities, except that a Fund may borrow from any bank if immediately after such borrowing the value of such Fund's total assets is at least 300% of the principal amount of all of the Fund's borrowings (i.e., the principal amount of the borrowings may not exceed 33 1/3% of the Fund's total assets). In the event that such asset coverage shall at any time fall below 300% the Fund shall, within three days thereafter (not including Sundays and holidays) reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%.

         The following restrictions are non-fundamental and may be changed by
FAF's Board of Directors without a shareholder vote.

         The Funds will not:

         1.       Sell securities short.

         2.       Invest more than 10% of their net assets in illiquid
                  securities.

                                       2

                             ADDITIONAL RESTRICTIONS

         The Funds may not invest in obligations of any affiliate of U.S.
Bancorp, including U.S. Bank.

         FAF has received an exemptive order (Investment Company Act Release No.
22589 dated March 28, 1997) from the Securities and Exchange Commission under which short-term investments and repurchase agreements may be entered into on a joint basis by the Funds and other funds advised by the Advisor.

         The Funds are subject to the investment restrictions of Rule 2a-7 under the 1940 Act in addition to other policies and restrictions discussed herein.
Pursuant to Rule 2a-7, each Fund is required to invest exclusively in securities that mature within 397 days from the date of purchase and to maintain an average weighted maturity of not more than 90 days. Under Rule 2a-7, securities which are subject to specified types of demand or put features may be deemed to mature at the next demand or put date although they have a longer stated maturity. Rule
2a-7 also requires that all investments by each Fund be limited to United States dollar-denominated investments that (a) present "minimal credit risk" and (b)
are at the time of acquisition "Eligible Securities." Eligible Securities include, among others, securities that are rated by two Nationally Recognized
Statistical Rating Organizations ("NRSROs") in one of the two highest categories for short-term debt obligations, such as A-1 or A-2 by Standard & Poor's Rating
Services, a division of The McGraw-Hill Companies, Inc. ("Standard & Poor's"),
or Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's"). It is the
responsibility of the Board of Directors of FAF to determine that the Funds'
investments present only "minimal credit risk" and are Eligible Securities. The
Board of Directors of FAF has established written guidelines and procedures for the Advisor and oversees the Advisor's determination that the Funds' portfolio securities present only "minimal credit risk" and are Eligible Securities.

         Rule 2a-7 requires, among other things, that each Fund may not invest, other than in United States "Government Securities" (as defined in the 1940
Act), more than 5% of its total assets in securities issued by the issuer of the security; provided that the applicable Fund may invest in First Tier Securities
(as defined in Rule 2a-7) in excess of that limitation for a period of up to three business days after the purchase thereof provided that the Fund may not make more than one such investment at any time. Rule 2a-7 also requires that each Fund may not invest, other than in United States Government securities, (a)
more than 5% of its total assets in Second Tier Securities (i.e., Eligible
Securities that are not rated by two NRSROs in the highest category such as A-1 and Prime-1) and (b) more than the greater of 1% of its total assets or
$1,000,000 in Second Tier Securities of any one issuer.

                       INVESTMENT OBJECTIVES AND POLICIES

         The main investment strategies of the Funds are set forth in the Funds'
current Prospectuses under "Fund Summaries." This Section describes in additional detail the Funds' main investment strategies and other secondary investment strategies. All investment strategies set forth below are main investment strategies, except for the strategies pertaining to the lending of portfolio securities, purchasing securities on a when-issued or delayed delivery basis and investing in money market funds.

         If a percentage limitation under this Section or under "Investment
Restrictions" above is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in values of assets will not constitute a violation of such limitation except in the case of the limitations on illiquid investments and borrowing from banks.

         The securities in which the Funds invest may not yield as high a level of current income as longer term or lower grade securities. These other securities may have less stability of principal, be less liquid, and fluctuate more in value than the securities in which the Funds invest. All securities in each Fund's portfolio are purchased with and payable in United States dollars.

                                       3

MUNICIPAL SECURITIES

         Tax Free Obligations Fund invests principally in municipal securities such as municipal bonds and other debt obligations. These municipal bonds and debt securities are issued by the states and by their local and special-purpose political subdivisions. The term "municipal bond" as used in this Section includes short-term municipal notes and other commercial paper issued by the states and their political subdivision.

         Two general classifications of municipal bonds are "general obligation"
bonds and "revenue" bonds. General obligation bonds are secured by the governmental issuer's pledge of its faith, credit and taxing power for the payment of principal and interest upon a default by the issuer of its principal and interest payment obligation. They are usually paid from general revenues of the issuing governmental entity. Revenue bonds, on the other hand, are usually payable only out of a specific revenue source rather than from general revenues.
Revenue bonds ordinarily are not backed by the faith, credit or general taxing power of the issuing governmental entity. The principal and interest on revenue bonds for private facilities are typically paid out of rents or other specified payments made to the issuing governmental entity by a private company which uses or operates the facilities. Examples of these types of obligations are industrial revenue bonds and pollution control revenue bonds. Industrial revenue bonds are issued by governmental entities to provide financing aid to community facilities such as hospitals, hotels, business or residential complexes, convention halls and sport complexes. Pollution control revenue bonds are issued to finance air, water and solids pollution control systems for privately operated industrial or commercial facilities.

         Revenue bonds for private facilities usually do not represent a pledge of the credit, general revenues or taxing powers of the issuing governmental entity. Instead, the private company operating the facility is the sole source of payment of the obligation. Sometimes, the funds for payment of revenue bonds come solely from revenue generated by operation of the facility. Revenue bonds which are not backed by the credit of the issuing governmental entity frequently provide a higher rate of return than other municipal obligations, but they entail greater risk than obligations which are guaranteed by a governmental unit with taxing power. Federal income tax laws place substantial limitations on industrial revenue bonds, and particularly certain specified private activity bonds issued after August 7, 1986. In the future, legislation could be introduced in Congress which could further restrict or eliminate the income tax exemption for interest on debt obligations in which the Fund may invest.

         Tax Free Obligations Fund's investment in municipal bonds and other debt obligations that are purchased from financial institutions such as commercial and investment banks, savings associations and insurance companies may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the
Fund to treat the income from the investment as exempt from federal income tax.

         In addition, Tax Free Obligations Fund may invest in other federal income tax-free securities such as (i) tax and revenue anticipation notes issued to finance working capital needs in anticipation of receiving taxes or other revenues, (ii) bond anticipation notes that are intended to be refinanced through a later issuance of longer-term bonds, (iii) variable and floating rate obligations including variable rate demand notes and (iv) participation, trust and partnership interests in any of the foregoing obligations.

         Tax Free Obligations Fund may also invest up to 20% of its total assets in municipal securities, the interest on which is treated as an item of tax preference that is included in alternative minimum taxable income for purposes of calculating the alternative minimum tax.

                                       4

LOAN PARTICIPATIONS; SECTION 4(2) AND RULE 144A SECURITIES

         Prime Obligations Fund and Tax Free Obligations Fund may invest in loan participation interests. A loan participation interest represents a pro rata undivided interest in an underlying bank loan. Participation interests, like the underlying loans, may have fixed, floating, or variable rates of interest. The bank selling a participation interest generally acts as a mere conduit between its borrower and the purchasers of interests in the loan. The purchaser of an interest (for example, a Fund) generally does not have recourse against the bank in the event of a default on the underlying loan. Therefore, the credit risk associated with such instruments is governed by the creditworthiness of the underlying borrowers and not by the banks selling the interests. If Prime
Obligations Fund and Tax Free Obligations Fund invest in loan participation interests that can be sold within a seven-day period, the interests are deemed by the Advisor to be liquid investments. If Prime Obligations Fund and Tax Free
Obligations Fund invest in loan participation interests that are restricted from being sold within a seven-day period, the interests that deemed by the Advisor to be illiquid investments and therefore subject to each Fund's non-fundamental policy limiting investments in illiquid securities to not more than 10% of net assets. Commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933 and corporate obligations qualifying for resale to certain "qualified institutional buyers" pursuant to
Rule 144A under the Securities Act of 1933 that meet the criteria for liquidity established by the Board of Directors are considered liquid. Consequently, Prime
Obligations Fund and Tax Free Obligations Fund do not intend to subject such securities to the limitation applicable to investments in illiquid securities.
Investing in Rule 144A securities could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

SECURITIES OF FOREIGN BANKS AND BRANCHES

         Prime Obligations Fund and Tax Free Obligations Fund may invest in obligations of foreign branches of United States banks and United States branches of foreign banks. Various provisions of federal law governing the establishment and operation of domestic branches do not apply to foreign branches of domestic banks. Obligations of United States branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office.

         Because Prime Obligations Fund's and Tax Free Obligations Fund's
investments in taxable money market securities may contain securities of foreign branches of domestic banks, foreign banks, and United States branches of foreign banks, such Funds may be subject to additional investment risks that are different in some respects from those incurred by a fund that invests only in debt obligations of United States banks. These risks may include future unfavorable political and economic developments and possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on securities owned by any Fund. Additionally, there may be less public information available about foreign banks and their branches. The Advisor carefully considers these factors when making investments. The Funds have agreed that, in connection with investment in securities issued by foreign banks,
United States branches of foreign banks, and foreign branches of domestic banks, consideration will be given to the domestic marketability of such securities in light of these factors.

FOREIGN SECURITIES

         Prime Obligations Fund may invest up to 25% of its total assets collectively in U.S. dollar-denominated obligations of foreign companies.

         Investment in foreign securities is subject to special investment risks that differ in some respects from those related to investments in securities of
United States domestic issuers. These risks include political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, nationalization of assets, foreign withholding and income taxation, and foreign trading practices (including higher trading commissions, custodial charges and delayed settlements). Foreign securities also may be subject to greater fluctuations in price than securities issued by United States corporations. The principal markets on which these securities trade may have less volume and liquidity, and may be more volatile, than securities markets in the United
States.

                                       5

         In addition, there may be less publicly available information about a foreign company than about a United States domiciled company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to United States domestic companies. There is also generally less government regulation of securities exchanges, brokers and listed companies abroad than in the United States.
Confiscatory taxation or diplomatic developments could also affect investment in those countries.

UNITED STATES GOVERNMENT SECURITIES

         Each Fund may invest in securities issued or guaranteed as to principal or interest by the United States government, or agencies or instrumentalities of the United States Government. These investments include direct obligations of the United States Treasury such as United States Treasury bonds, notes, and bills. The Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. In addition to Treasury securities, Government Obligations Fund, Prime Obligations Fund and Tax Free
Obligations Fund may invest in securities, such as notes, bonds, and discount notes which are issued or guaranteed by agencies of the United States Government and various instrumentalities which have been established or sponsored by the
United States Government. Except for United States Treasury securities, these
United States Government obligations, even those which are guaranteed by federal agencies or instrumentalities, may or may not be backed by the "full faith and credit" of the United States. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. The Advisor considers securities guaranteed by an irrevocable letter of credit issued by a government agency to be guaranteed by that agency.

         United States Treasury obligations include bills, notes and bonds issued by the United States Treasury and separately traded interest and principal component parts of such obligations that are transferable through the
Federal book-entry system known as Separately Traded Registered Interest and
Principal Securities ("STRIPS"). STRIPS are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest paying United States Treasury obligations. A Fund's investments in STRIPS will be limited to components with maturities of less than 397 days and the Funds will not actively trade such components.

REPURCHASE AGREEMENTS

         Each Fund may engage in repurchase agreements with respect to any of its portfolio securities. In a repurchase agreement, a Fund buys a security at one price and simultaneously promises to sell that same security back to the seller at a mutually agreed upon time and price. Each Fund may engage in repurchase agreements with any member bank of the Federal Reserve System or dealer in United States Government securities. Repurchase agreements usually are for short periods, such as under one week, not to exceed 30 days. In all cases, the Advisor must be satisfied with the creditworthiness of the other party to the agreement before entering into a repurchase agreement. In the event of bankruptcy of the other party to a repurchase agreement, a Fund might experience delays in recovering its cash. To the extent that, in the meantime, the value of the securities the Fund purchased may have decreased, the Fund could experience a loss.

CREDIT ENHANCEMENT AGREEMENTS

         Prime Obligations Fund and Tax Free Obligations Fund may arrange for guarantees, letters of credit, or other forms of credit enhancement agreements
(collectively, "Guarantees") for the purpose of further securing the payment of principal and/or interest on such Funds' investment securities. Although each investment security, at the time it is purchased, must meet such Funds'
creditworthiness criteria, Guarantees sometimes are purchased from banks and other institutions (collectively, "Guarantors") when the Advisor, through yield and credit analysis, deems that credit enhancement of certain of such Funds'
securities is advisable. As a non-fundamental policy, Prime Obligations Fund and
Tax Free Obligations Fund will limit the value of all investment securities issued or guaranteed by each Guarantor to not more than 10% of the value of such
Fund's total assets.

                                       6

PUT OPTIONS

         Tax Free Obligations Fund may purchase tax-exempt securities which provide for the right to resell them to the issuer, a bank or a broker-dealer at a specified price within a specified period of time prior to the maturity date of such obligations. Such a right to resell, which is commonly known as a "put,"
may be sold, transferred or assigned only with the underlying security or securities. The Fund may pay a higher price for a tax-exempt security with a put than would be paid for the same security without a put. The primary purpose of purchasing such securities with puts is to permit the Fund to be as fully invested as practicable in tax-exempt securities while at the same time providing the Fund with appropriate liquidity.

VARIABLE AND FLOATING RATE OBLIGATIONS

         Certain of the obligations in which Government Obligations Fund, Prime
Obligations Fund and Tax Free Obligations Fund may invest may be variable or floating rate obligations in which the interest rate is adjusted either at predesignated periodic intervals (variable rate) or when there is a change in the index rate of interest on which the interest rate payable on the obligation is based (floating rate). Variable or floating rate obligations may include a demand feature which is a put that entitles the holder to receive the principal amount of the underlying security or securities and which may be exercised either at any time on no more than 30 days' notice or at specified intervals not exceeding 397 calendar days on no more than 30 days' notice. Variable or floating rate instruments with a demand feature enable the Fund to purchase instruments with a stated maturity in excess of 397 calendar days. The Fund determines the maturity of variable or floating rate instruments in accordance with Securities and Exchange Commission ("SEC") rules which allow the Fund to consider certain of such instruments as having maturities that are less than the maturity date on the face of the instrument.

         In connection with Prime Obligation Fund's and Tax Free Obligations
Fund's purchase of variable rate certificates of deposit ("CDs"), each Fund may enter into agreements with banks or dealers allowing the Fund to resell the certificates to the bank or dealer, at the Fund's option. Time deposits which may be purchased by such Fund are deposits held in foreign branches of United
States banks which have a specified term or maturity. The Funds purchase CDs from only those domestic savings and loan institutions which are regulated by the Office of Thrift Supervision and the Federal Deposit Insurance Corporation
("FDIC"), and whose deposits are insured by either the Savings Association
Insurance Fund or the Bank Insurance Fund, each of which is administered by the
FDIC. However, because such Funds purchase large denomination CDs, they do not expect to benefit materially from such insurance. The policies described in this paragraph are non-fundamental and may be changed by the Board of Directors.

LENDING OF PORTFOLIO SECURITIES

         In order to generate additional income, each of the Funds may lend portfolio securities representing up to one-third of the value of its total assets to broker-dealers, bank or other institutional borrowers of securities.
If the Funds engage in securities lending, distributions paid to shareholders from the resulting income will not be excludable from a shareholder's gross income for income tax purposes. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, the
Funds will only enter into loan arrangements with broker-dealers, banks, or other institutions which the Advisor has determined are creditworthy under guidelines established by the Board of Directors. In these loan arrangements, the Funds will receive collateral in the form of cash, United States Government securities or other high-grade debt obligations equal to at least 100% of the value of the securities loaned. Collateral is marked to market daily. When a
Fund lends portfolio securities, it continues to be entitled to the interest payable on the loaned securities and, in addition, receives interest on the amount of the loan at a rate negotiated with the borrower. The Funds will pay a portion of the income earned on the lending transaction to the placing broker and may pay administrative and custodial fees (including fees to U.S. Bank) in connection with these loans.

         U.S. Bancorp Asset Management may act as securities lending agent for the Funds and receive separate compensation for such services, subject to compliance with conditions contained in an SEC exemptive order permitting U.S.
Bank to provide such services and receive such compensation.

                                       7

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

         Each Fund may purchase securities on a when-issued or delayed delivery basis. The settlement dates for these types of transactions are determined by mutual agreement of the parties and may occur a month or more after the parties have agreed to the transaction. Securities purchased on a when-issued or delayed delivery basis are subject to market fluctuation and no interest accrues to the
Fund during the period prior to settlement. At the time a Fund commits to purchase securities on a when-issued or delayed delivery basis, it will record the transaction and thereafter reflect the value, each day, of such security in determining its net asset value. At the time of delivery of the securities, the value may be more or less than the purchase price. The Funds do not receive income from these securities until such securities are delivered. Each Fund will also establish a segregated account with its custodian in which it will maintain cash or cash equivalents or other portfolio securities equal in value to commitments for such when-issued or delayed delivery securities. A Fund will not purchase securities on a when-issued or delayed delivery basis if, as a result thereof, more than 15% of that Fund's net assets would be so invested.

MONEY MARKET FUNDS

         Each of the Funds may invest, to the extent permitted by the 1940 Act, in securities issued by other money market funds, provided that the permitted investments of such other money market funds constitute permitted investments of the investing Fund. The money market funds in which the Funds may invest include other money market funds advised by the Advisor. Investments by a Fund in other money market funds advised by the Advisor are subject to certain restrictions contained in an exemptive order issued by the SEC.

                               PORTFOLIO TURNOVER

         The Funds generally intend to hold their portfolio securities to maturity. In certain instances, however, a Fund may dispose of its portfolio securities prior to maturity when it appears such action will be in the best interest of the Fund because of changing money market conditions, redemption requests, or otherwise. A Fund may attempt to maximize the total return on its portfolio by trading to take advantage of changing money market conditions and trends or to take advantage of what are believed to be disparities in yield relationships between different money market instruments. Because each Fund invests in short-term securities and manages its portfolio as described above in
"Investment Restrictions" and "Investment Objectives and Policies" and, as set
forth "Fund Summaries" sections of the Funds' Prospectuses, each Fund's portfolio will turn over several times a year. Because brokerage commissions as such are not usually paid in connection with the purchase or sale of the securities in which the Funds invest and because the transactional costs are small, the high turnover is not expected to materially affect net asset values or yields. Securities with maturities of less than one year are excluded from required portfolio turnover rate calculations, and, therefore, each Fund's turnover rate for reporting purposes will be zero.

                        DIRECTORS AND EXECUTIVE OFFICERS

         The directors and executive officers of FAF are listed below, together with their business addresses and their principal occupations during the past five years. Under Minnesota law, FAF's Board of Directors is generally responsible for the overall operation and management of FAF. Directors who are
"interested persons" (as that term is defined in the 1940 Act) of FAF are set forth in a separate table.

                                       8

INDEPENDENT DIRECTORS

                                                                                                NUMBER OF                OTHER
    NAME,      POSITION(S)       TERM OF OFFICE                                             PORTFOLIOS IN FUND      DIRECTORSHIPS
ADDRESS, AND     HELD             AND LENGTH OF              PRINCIPAL OCCUPATION(S)         COMPLEX OVERSEEN         HELD BY
YEAR OF BIRTH   WITH FUND          TIME SERVED                 DURING PAST 5 YEARS              BY DIRECTOR            DIRECTOR*
-------------  -----------  ----------------------------    ----------------------------    ---------------------   -------------

Benjamin R.     Director    Term expiring earlier of        Senior Financial Advisor,       First American Funds         None
Field III, 800              death, resignation, removal,    Bemis Company, Inc. since       Complex: twelve
Nicollet Mall,              disqualification, or            2002; Senior Vice President,    registered investment
Minneapolis,                successor duly elected and      Chief Financial Officer and     companies, including
MN 55402                    qualified. Director of FAF      Treasurer, Bemis, through       sixty one portfolios
 (1939)                     since September 2003.           2002.

Mickey P.       Director    Term expiring earlier of        Consultant to Northwest         First American Funds         ADC
Foret, 800                  death, resignation, removal,    Airlines, Inc. since 2002;      Complex: twelve           Telecommuni-
Nicollet Mall,              disqualification, or            Executive Vice President and    registered investment      cations,
Minneapolis,                successor duly elected and      Chief Financial Officer,        companies, including         Inc.
MN 55402                    qualified. Director of FAF      Northwest Airlines, through     sixty one portfolios
(1946)                      since September 2003.           2002.                                                        URS
                                                                                                                     Corporation

                                                                                                                       Champion
                                                                                                                     Airlines, Inc.

Roger A.        Director    Term expiring earlier of        Vice President, Cargo -         First American Funds         None
Gibson, 800                 death, resignation, removal,    United Airlines, since July     Complex: twelve
Nicollet Mall,              disqualification, or            2001; Vice President, North     registered investment
Minneapolis,                successor duly elected and      America-Mountain Region,        companies, including
MN 55402                    qualified. Director of FAF      United Airlines, prior to       sixty one portfolios
(1946)                      since October 1997              July 2001.

Victoria J.     Director    Term expiring earlier of        Investment consultant and       First American Funds         None
Herget, 800                 death, resignation, removal,    non-profit board member         Complex: twelve
Nicollet Mall,              disqualification, or            since 2001; Managing            registered investment
Minneapolis,                successor duly elected and      Director of Zurich Scudder      companies, including
MN 55402                    qualified. Director of FAF      Investments through 2001.       sixty one portfolios
(1952)                      since September 2003.

Leonard W.      Director    Term expiring earlier of        Owner, Executive and            First American Funds         None
Kedrowski, 800              death, resignation, removal,    Management Consulting, Inc.,    Complex: twelve
Nicollet Mall,              disqualification, or            a management consulting         registered investment
Minneapolis,                successor duly elected and      firm; Chief Executive           companies, including
MN 55402                    qualified. Director of FAF      Officer, Creative Promotions    sixty one portfolios
(1941)                      since November 1993             International, LLC, a
                                                            promotional award programs
                                                            and products company, since
                                                            1999; Board member, GC
                                                            McGuiggan Corporation (DBA
                                                            Smyth Companies), a label
                                                            printer; Advisory Board
                                                            member, Designer Doors,
                                                            manufacturer of designer
                                                            doors, through 2002; acted
                                                            as CEO of Graphics Unlimited
                                                            Director through 1998.

Richard K.      Director    Term expiring earlier of        Retired; Director, President    First American Funds         None
Riederer, 800               death, resignation, removal,    and Chief Executive Officer,    Complex: twelve
Nicollet Mall,              disqualification, or            Weirton Steel through 2001.     registered investment
Minneapolis,                successor duly elected and                                      companies, including
MN 55402                    qualified. Director of FAF                                      sixty one portfolios
(1944)                      since August 2001

                                       9

                                                                                                NUMBER OF                OTHER
    NAME,      POSITION(S)       TERM OF OFFICE                                             PORTFOLIOS IN FUND      DIRECTORSHIPS
ADDRESS, AND     HELD             AND LENGTH OF              PRINCIPAL OCCUPATION(S)         COMPLEX OVERSEEN         HELD BY
YEAR OF BIRTH   WITH FUND          TIME SERVED                 DURING PAST 5 YEARS              BY DIRECTOR            DIRECTOR*
-------------  -----------  ----------------------------    ----------------------------    ---------------------   -------------

Joseph D.       Director    Term expiring earlier of        Owner and President,            First American Funds         None
Strauss, 800                death, resignation, removal,    Excensus TM LLC, a              Complex: twelve
Nicollet Mall,              disqualification, or            consulting firm, since 2001;    registered investment
Minneapolis,                successor duly elected and      Owner and President, Strauss    companies, including
MN 55402                    qualified. Director of FAF      Management Company, a           sixty one portfolios
(1940)                      since 1984                      Minnesota holding company
                                                            for various organizational
                                                            management business
                                                            ventures; Owner, Chairman
                                                            and Chief Executive Officer,
                                                            Community Resource
                                                            Partnerships, Inc., a
                                                            strategic planning,
                                                            operations management,
                                                            government relations,
                                                            transportation planning and
                                                            public relations
                                                            organization; attorney at
                                                            law.

Virginia L.     Chair;      Chair Term three years.         Owner and President,            First American Funds         None
Stringer, 800   Director    Directors Term expiring         Strategic Management            Complex: twelve
Nicollet Mall,              earlier of death,               Resources, Inc., a              registered investment
Minneapolis,                resignation, removal,           management consulting firm;     companies, including
MN 55402                    disqualification, or            Executive Consultant for        sixty one portfolios
(1944)                      successor duly elected and      State Farm Insurance
                            qualified. Chair of FAF's       Company.
                            Board since September 1997;
                            Director of FAF since 1991

James M.        Director    Term expiring earlier of        Owner and President, Jim        First American Funds         None
Wade, 800                   death, resignation, removal,    Wade Homes, a homebuilding      Complex: twelve
Nicollet Mall,              disqualification, or            company, since 1999.            registered investment
Minneapolis,                successor duly elected and                                      companies, including
MN 55402                    qualified. Director of FAF                                      sixty one portfolios
(1943)                      since August 2001

*       Includes only directorships in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act, or any company registered as an investment company under the Investment Company Act.

OFFICERS

                                                  TERM OF OFFICE
  NAME, ADDRESS, AND        POSITION(S) HELD       AND LENGTH OF
    YEAR OF BIRTH              WITH FUND            TIME SERVED              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------    ----------------    --------------------      ------------------------------------------------

Thomas S. Schreier, Jr.,    President           Re-elected by the         Chief Executive Officer of U.S. Bancorp Asset
U.S. Bancorp Asset                              Board annually;           Management, Inc. since May 2001; Chief Executive
Management, Inc., 800                           President of FAF          Officer of First American Asset Management from
Nicollet Mall,                                  since February 2001.      December 2000 through May 2001 and of Firstar
Minneapolis, Minnesota                                                    Investment & Research Management Company from
55402 (1962)*                                                             February 2001 through May 2001; Senior Managing
                                                                          Director and Head of Equity Research of U.S.
                                                                          Bancorp Piper Jaffray from October 1998 through
                                                                          December 2000; prior to October 1988, Senior
                                                                          Airline Analyst and Director Equity Research,
                                                                          Credit Suisse First Boston, through 1998.

Mark S. Jordahl, U.S.       Vice President -    Re-elected by the         Chief Investment Officer of U.S. Bancorp Asset
Bancorp Asset               Investments         Board annually; Vice      Management, Inc. since September 2001; President
Management, Inc. 800                            President -               and Chief Investment Officer, ING Investment
Nicollet Mall,                                  Investments of FAF        Management - Americas, September 2000 to June
Minneapolis, Minnesota                          since September           2001; Senior Vice President and Chief Investment
55402 (1960)*                                   2001.                     Officer, ReliaStar Financial Corp., January 1998
                                                                          to September 2000.

                                       10

                                                  TERM OF OFFICE
  NAME, ADDRESS, AND        POSITION(S) HELD       AND LENGTH OF
    YEAR OF BIRTH              WITH FUND            TIME SERVED              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------    ----------------    --------------------      ------------------------------------------------

Jeffery M. Wilson, U.S.     Vice President -    Re-elected by the         Senior Vice President of U.S. Bancorp Asset
Bancorp Asset                Administration     Board annually; Vice      Management since May 2001; prior thereto, Senior
Management, Inc. 800                            President -               Vice President of First American Asset Management.
Nicollet Mall,                                  Administration of
Minneapolis, Minnesota                          FAF since March
55402 (1957)*                                   2000.

Robert H. Nelson, U.S.      Treasurer           Re-elected by the         Senior Vice President of U.S. Bancorp Asset
Bancorp Asset                                   Board annually;           Management since May 2001; prior thereto, Senior
Management, Inc. 800                            Treasurer of FAF          Vice President of First American Asset Management
Nicollet Mall,                                  since March 2000.         since 1998 and of Firstar Investment & Research
Minneapolis, Minnesota                                                    Management Company since February 2001; Senior
55402 (1963)*                                                             Vice President of Piper Capital Management Inc.
                                                                          through 1998.

James D. Alt, 50 South      Secretary           Re-elected by the         Partner, Dorsey & Whitney LLP, a Minneapolis-
Sixth Street, Suite 1500,                       Board annually;           based law firm
Minneapolis, Minnesota                          Assistant Secretary
55402 (1951)                                    of FAF from September
                                                1998 through June 2002.
                                                Secretary of FAF since
                                                June 2002.

Michael J. Radmer, 50       Assistant           Re-elected by the         Partner, Dorsey & Whitney LLP, a Minneapolis-
South Sixth Street,         Secretary           Board annually;           based law firm
Suite 1500, Minneapolis,                        Assistant Secretary
Minnesota 55402 (1945)                          of FAF since March 2000;
                                                Secretary of FAF from
                                                September 1999 through
                                                March 2000.

Kathleen L. Prudhomme,      Assistant           Re-elected by the         Partner, Dorsey & Whitney LLP, a Minneapolis-
50 South Sixth Street,      Secretary           Board annually;           based law firm
Suite 1500, Minneapolis,                        Assistant Secretary
Minnesota 55402 (1953)                          of FAF since September
                                                1998.

James R. Arnold,            Assistant           Re-elected by the         Vice President, U.S. Bancorp Fund Services, LLC
612 E. Michigan Street,     Secretary           Board annually;           (fka Firstar Mutual Fund Services, LLC) since
Milwaukee, WI 53202                             Assistant Secretary       March 2002; Senior Administration Services
(1957)*                                         of FAF since June         Manager, UMB Fund Services, Inc. (fka Sunstone
                                                2003.                     Financial Group, Inc.) through March 2002.

Richard J. Ertel, U.S.      Assistant           Re-elected by the         Disclosure Counsel, U.S. Bancorp Asset Management,
Bancorp Asset               Secretary           Board annually;           Inc. since May 2003; Associate Counsel, Hartford
Management, Inc. 800                            Assistant Secretary       Life and Accident Insurance Company from April
Nicollet Mall,                                  of FAF since June 2003.   2001 through May 2003; Attorney and Law Clerk,
Minneapolis, MN 55402                                                     Fortis Financial Group, through March 2001.

Douglas G. Hess, 612 E.     Assistant           Re-elected by the         Assistant Vice President, Fund Compliance
Michigan Street,            Secretary           Board annually;           Administrator, U.S. Bancorp Fund Services, LLC
Milwaukee, WI 53202                             Assistant Secretary       (FKA Firstar Mutual Fund Services, LLC).
(1967)*                                         of FAF since September
                                                2001.

*        Messrs. Schreier, Jordahl, Wilson, and Nelson are each officers of U.S.
Bancorp Asset Management, Inc., which serves as investment adviser for FAF.
Messrs. Hess and Arnold are officers of U.S. Bancorp Fund Services, LLC, which is a subsidiary of U.S. Bancorp and which serves as Co-Administrator for FAF.

                                       11

STANDING COMMITTEES OF THE BOARD OF DIRECTORS

                  There are currently three standing committees of the FAF Board of Directors, all comprised entirely of independent directors: Audit Committee,
Pricing Committee and Nominating Committee.

                                                                                                                NUMBER OF FUND
                                                                                                              COMPLEX COMMITTEE
                                                                                                                MEETINGS HELD
                                                                                                                 DURING LAST
                       COMMITTEE FUNCTION                                       COMMITTEE MEMBERS                FISCAL YEAR
                       ---------------------------------------------    ------------------------------        -----------------

Audit Committee        The Committee will recommend annually to the        Leonard Kedrowski (Chair)                  11
                       Board of Directors a firm of independent                 Benjamin Field
                       certified public accountants to audit the                 Mickey Foret
                       books and records of the funds for the                    Roger Gibson
                       ensuing year. In connection therewith, the       Virginia Stringer (ex-officio)
                       Committee will monitor that firm's
                       performance, including a review of each
                       audit and review of fees paid, confer with
                       that firm as to the funds' financial
                       statements and internal controls, evaluate
                       the firm's independence, review procedures
                       to safeguard portfolio securities, review
                       the purchase by the funds from the firm of
                       nonaudit services, facilitate communications
                       with management and service providers and
                       review funds' back-up procedures and
                       disaster recovery plans.

Pricing Committee      The Committee is responsible for valuing             Joseph Strauss (Chair)                    6
                       portfolio securities for which market                    Victoria Herget
                       quotations are not readily available,                      James Wade
                       pursuant to procedures established by the        Virginia Stringer (ex-officio)
                       Board of Directors.

Nominating Committee   The Committee is responsible for                    Richard Riederer (Chair)                   8
                       recommending to the Board of Directors (1)                Roger Gibson
                       nominees for election as directors, (2) a                Victoria Herget
                       successor to the Chair when a vacancy            Virginia Stringer (ex-officio)
                       occurs, and (3) compensation plans and
                       arrangements for the directors; and
                       reviewing with the Chair, the Chair's
                       recommended Committee assignments. The
                       Committee does not consider nominees
                       recommended by shareholders.

FUND SHARES OWNED BY THE DIRECTORS

         The information in the table below discloses the dollar ranges of (i)
each Director's beneficial ownership in FAF, and (ii) each Director's aggregate beneficial ownership in all funds within the First American Funds complex.

                                                                         AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES
NAME OF DIRECTOR       DOLLAR RANGE OF EQUITY SECURITIES IN FAF              IN THE FIRST AMERICAN FUNDS COMPLEX*
-----------------      ----------------------------------------         -----------------------------------------------

Benjamin Field
Mickey Foret
Leonard Kedrowski                   $50,001 - $100,000                                     Over $100,000
Roger Gibson                           $1 - $10,000                                       $10,001-$50,000
Victoria Herget
Joseph Strauss                         $1 - $10,000                                        Over $100,000
Richard Riederer                       $1 - $10,000                                      $50,001-$100,000
Virginia Stringer                     Over $100,000                                        Over $100,000
James Wade                          $10,001 - $50,000                                      Over $100,000

*        The dollar range disclosed is based on the value of the securities as of October 2003.

         As of October 2003, none of the independent Directors or their immediate family members owned, beneficially, or of record, any securities in
(i) an investment advisor or principal underwriter of the Fund or (ii) a person
(other than a registered investment company) directly of indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Fund.

                                       12

APPROVAL OF INVESTMENT ADVISORY CONTRACT

         The Board of Directors last reviewed the Advisory Agreement and approved its continuation on June 4, 2003. In connection with its re-approval, the Board of Directors reviewed and considered the following factors with respect to each Fund:

o        the terms of the Advisory Agreement, including the nature and scope of services to be provided by the Advisor to the Fund (which the Board believed are comprehensive in light of the nature of the Funds);

o        the structure and rate of the fees charged by the Advisor under the
         Advisory Agreement (both before and after fee waivers by the Advisor), as compared to the advisory fees paid by similar funds managed by other investment advisors (with the Board believing that the Funds' fees are reasonable);

o        the historical profitability of the Advisory Agreement to the Advisor with respect to the Fund (which the Board believed to be reasonable in light of the services provided), and the other benefits that may be received by the Advisor or its affiliates in providing services to the
         Fund (including soft dollar benefits received by the Advisor in addition to its investment advisory fee);

o        the total fees and expenses paid by the Fund, as compared to the total fees and expenses paid by similar funds managed by other investment advisors (with the Board believing that the Funds' total fees and expenses are reasonable);

o        the historical investment performance of the Fund, as compared to the historical investment performance of (a) similar funds managed by other investment advisors, and (b) one or more unmanaged "benchmark" indices for the Fund;

o        information and reports concerning the management and performance of each Fund which were provided to the Board on a regular basis throughout the course of the year;

o        an in-depth review of strategies and performance which the Board performs with respect to each Fund at least annually;

o        with respect to those Funds which had significantly underperformed their peers or benchmarks on a one-year, three-year, or five-year basis, the reasons for such underperformance, the steps taken by the
         Advisor to improve the performance of such Funds, and the changes in performance of such Funds; and

o        the nature and scope of the investment advisory services that historically have been provided by the Advisor to the Fund, and the ability of the Advisor to continue to provide the same level and quality of investment advisory services to the Fund in light of the experience and qualifications of the Advisor and its personnel, the
         Advisor's financial condition, and the terms of the Advisory Agreement.

         The "similar funds managed by other investment advisors" referred to above were selected by Lipper Inc., an organization which is not affiliated with the Advisor. The information concerning such funds was compiled and provided to the Board of Directors by Lipper Inc.

         The Board of Directors was led in its review and deliberations by James
M. Wade, a "disinterested" director of the Funds whom the Board has designated as Fund Review Liaison. The Board was advised and assisted by counsel to the independent directors and fund counsel. On the basis of the Board's review and analysis of the foregoing information, the Board found in the exercise of its business judgment that the terms of the Advisory Agreement are fair and reasonable and in the best interest of shareholders of each Fund. No single factor or group of factors was deemed to be determinative by the Board in making these judgments. Instead, the Board based its decisions on the totality of the information which it requested and reviewed.

                                       13

COMPENSATION

         The First American Family of Funds, which includes FAIF, FAF, FASF,
FAIP and the FACEF, currently pays only directors of the funds who are not paid employees or affiliates of the funds, a fee of $40,000 per year ($60,000 in the case of the Chair) plus $10,000 ($15,000 in the case of the Chair) per meeting of the Board attended and $2,500 per Committee meeting attended ($3,750 in the case of a committee chair) and reimburses travel expenses of directors and officers to attend Board meetings. In the event of telephonic Board meetings, each participating director receives a fee of $5,000 ($7,500 in the case of the
Chair), and in the event of telephonic Committee meetings, each participating director receives a fee of $1,250 ($1,875 in the case of the committee chair).
In addition, directors may receive a per diem fee of $2,500 per day, plus travel expenses when directors travel out of town on Fund business. However, directors do not receive the $2,500 per diem amount plus the foregoing Board or committee fee for an out-of-town committee or Board meeting but instead receive the greater of the total per diem fee or meeting fee. Legal fees and expenses are also paid to Dorsey & Whitney LLP, the law firm of which James D. Alt,
Secretary, and Michael J. Radmer, and Kathleen L. Prudhomme, Assistant
Secretaries of FAIF, FAF, FASF, FAIP and FACEF, are partners.

         The following table sets forth information concerning aggregate compensation paid to each director of FAF (i) by FAF (column 2), and (ii) by
FAIF, FAF, FASF, FAIP and FACEF collectively (column 5) during the fiscal year ended September 30, 2003. No executive officer or affiliated person of FAF received any compensation from FAF in excess of $60,000 during such fiscal year.

                                             AGGREGATE                                                    TOTAL COMPENSATION
                                           COMPENSATION       PENSION OR RETIREMENT    ESTIMATED ANNUAL   FROM REGISTRANT AND
                                               FROM            BENEFITS ACCRUED AS      BENEFITS UPON      FUND COMPLEX PAID
NAME OF PERSON, POSITION                    REGISTRANT (1)    PART OF FUND EXPENSES       RETIREMENT       TO DIRECTORS (2)
---------------------------------------    ---------------    ---------------------    ----------------   -------------------

Benjamin R. Field III, Director
Mickey P. Foret, Director
Roger A. Gibson, Director                                              -0-                  -0-
Victoria J. Herget, Director
Andrew M. Hunter III, Director (3)                                     -0-                  -0-
Leonard W. Kedrowski, Director                                         -0-                  -0-
John M. Murphy, Jr., Director (4)                -0-                   N/A                  N/A                  -0-
Richard K. Riederer, Director                                          -0-                  -0-
Joseph D. Strauss, Director                                            -0-                  -0-
Virginia L. Stringer, Director & Chair                                 -0-                  -0-
James M. Wade, Director                                                -0-                  -0-

-----------------------------------------

(1)      Included in the Aggregate Compensation From Registrant under column 2 are amounts deferred by Directors pursuant to the Deferred Compensation
         Plan discussed below. Pursuant to this Plan, compensation was deferred for the following directors: Roger A. Gibson, $____ ; Andrew M. Hunter
         III, $____; Leonard W. Kedrowski, $____; Joseph D. Strauss, $____; and
         Virginia L. Stringer, $____.

(2)      Deferred compensation is included in the Total Compensation under column 5 for the following directors: Roger A. Gibson, $____ ; Andrew
         M. Hunter III, $____; Leonard W. Kedrowski, $____; Joseph D. Strauss,
         $____; and Virginia L. Stringer, $____.

(3)      Andrew M. Hunter III resigned from the Board of Directors of the Funds, effective December 31, 2002.

(4)      As an "interested person," John M. Murphy did not receive compensation from FAIF, FAF, FASF, FAIP or FACEF for his position on the Board of
         Directors. John M. Murphy resigned from the Board of Directors of the
         Funds, effective June 3, 2003.

The directors may elect to defer payment of up to 100% of the fees they receive in accordance with a Deferred Compensation Plan (the "Plan"). Under the Plan, a
director may elect to have his or her deferred fees treated as if they had been invested in the shares of one or more funds and the amount paid to the director under the Plan will be determined based on the performance of such investments.
Distributions may be taken in a lump sum or over a period years. The Plan will remain unfunded for federal income tax purposes under the Internal Revenue Code of 1986, as amended. Deferral of director fees in accordance with the Plan will have a negligible impact on fund assets and liabilities and will not obligate the funds to retain any director or pay any particular level of compensation.

                                       14

                                 CODE OF ETHICS

         First American Funds, Inc., U.S. Bancorp Asset Management, Inc., and
Quasar Distributors, LLC have each adopted a Code of Ethics pursuant to Rule
17j-1 of the 1940 Act. Each of these Codes of Ethics permits personnel to invest in securities for their own accounts, including securities that may be purchased or held by the Funds. These Codes of Ethics are on public file with, and are available from, the SEC.

              INVESTMENT ADVISORY AND OTHER SERVICES FOR THE FUNDS

INVESTMENT ADVISOR

         U.S. Bancorp Asset Management, Inc. (the "Advisor") (FKA U.S. Bancorp
Piper Jaffray Asset Management, Inc.), 800 Nicollet Mall, Minneapolis, Minnesota
55402, serves as the investment advisor and manager of the Funds. The Advisor is a wholly owned subsidiary of U.S. Bank, 800 Nicollet Mall, Minneapolis,
Minnesota 55402, a national banking association that has professionally managed accounts for individuals, insurance companies, foundations, commingled accounts, trust funds, and others for over 75 years. U.S. Bank is, in turn, a subsidiary of U.S. Bancorp, 800 Nicollet Mall, Minneapolis, Minnesota 55402, which is a regional multi-state bank holding company headquartered in Minneapolis,
Minnesota that primarily serves the Midwestern, Rocky Mountain and Northwestern states. U.S. Bancorp operates four banks and eleven trust companies with banking offices in twenty-four contiguous states. U.S. Bancorp also has various other subsidiaries engaged in financial services. At September 30, 2003, U.S. Bancorp and its consolidated subsidiaries had consolidated assets of approximately $___
billion, consolidated deposits of $____ billion and shareholders' equity of
$____ billion.

         Pursuant to an Investment Advisory Agreement, dated January 20, 1995
(the "Advisory Agreement"), the Funds engaged U.S. Bank, through its First
American Asset Management division ("FAAM"), to act as investment advisor for and to manage the investment of the Funds' assets. The Advisory Agreement was assigned to the Advisor on May 2, 2001. Under the terms of the Advisory
Agreement, each Fund has agreed to pay the Advisor monthly fees calculated on an annual basis equal to 0.10% of the Fund's average daily net assets (before any waivers).

         On February 8, 2001, Firstar Investment Research & Management Co., a
Wisconsin limited liability company ("FIRMCO"), became affiliated with FAAM when its parent corporation, Firstar Corporation merged with U.S. Bancorp. On May 2,
2001, FAAM and FIRMCO combined operations to form the Advisor and assigned to the Advisor all related advisory agreements. Prior to May 2, 2001, Government
Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund and Treasury
Obligations Fund were advised by, and paid advisory fees to, FAAM, and Treasury
Reserve Fund (successor by merger to the Retail A shares of Firstar U.S.
Treasury Money Market Fund) were advised by, and paid fees to, FIRMCO. On
November 27, 2000, the Firstar U.S. Treasury Money Market Fund became the successor by merger to the Firstar Stellar Treasury Fund. Prior to April 1,
2000, investment advisory services for the Firstar Stellar Funds, were provided by the Capital Management Division of Firstar Bank National Association
("Capital Management"), a subsidiary of Firstar Corporation.

         The Advisory Agreement requires the Advisor to arrange, if requested by
FAF, for officers or employees of the Advisor to serve without compensation from the Funds as directors, officers, or employees of FAF if duly elected to such positions by the shareholders or directors of FAF. The Advisor has the authority and responsibility to make and execute investment decisions for the Funds within the framework of the Funds' investment policies, subject to review by the Board of Directors of FAF. The Advisor is also responsible for monitoring the performance of the various organizations providing services to the Funds, including the Funds' distributor, shareholder services agent, custodian, and accounting agent, and for periodically reporting to FAF's Board of Directors on the performance of such organizations. The Advisor will, at its own expense, furnish the Funds with the necessary personnel, office facilities, and equipment to service the Funds' investments and to discharge its duties as investment advisor of the Funds.

         In addition to the investment advisory fee, each Fund pays all of its expenses that are not expressly assumed by the Advisor or any other organization with which the Fund may enter into an agreement for the performance of services.
Each Fund is liable for such nonrecurring expenses as may arise, including litigation to which the Fund may be a party. FAF may have an obligation to indemnify its directors and officers with respect to such litigation. The
Advisor will be

                                       15

liable to the Funds under the Advisory Agreement for any negligence or willful misconduct by the Advisor other than liability for investments made by the
Advisor in accordance with the explicit direction of the Board of Directors or the investment objectives and policies of the Funds. The Advisor has agreed to indemnify the Funds with respect to any loss, liability, judgment, cost or penalty that a Fund may suffer due to a breach of the Advisory Agreement by the
Advisor.

         The Advisor has agreed to a contractual fee waiver for each of the
Funds through September 30, 2004. This waiver is set forth in the Funds'
Prospectuses. Additionally, the Advisor may, at its option, waive additional fees, or reimburse expenses, with respect to each of the Funds from time to time. Any such waiver or reimbursement is voluntary and may be discontinued at any time unless otherwise set forth in the Prospectus. The Advisor also may absorb or reimburse expenses of the Funds from time to time, in its discretion, while retaining the ability to be reimbursed by the Funds for such amounts prior to the end of the fiscal year. This practice would have the effect of lowering a
Fund's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are absorbed or reimbursed, as the case may
be.

         The following table sets forth the contractual fee caps to which the
Advisor has agreed through September 30, 2004 for each of the Funds' share classes. These expense limits on the annual operating expenses of the share classes within each Fund may be terminated at any time after September 30, 2004 upon prior notice to FAF's Board of Directors.

                                                       CONTRACTUAL FEE CAPS THROUGH SEPTEMBER 30, 2004
                                                       -----------------------------------------------
                                                                             PIPER JAFFRAY
                                CLASS A     CLASS B    CLASS C    CLASS D        SHARES       CLASS Y    CLASS I    CLASS Z
                                -------     -------    -------    -------    -------------    -------    -------    -------

Government Obligations Fund        %           NA        NA          %             %             %         NA          NA
Prime Obligations Fund                         %         %                                                 %           %
Tax Free Obligations Fund                      NA        NA                                                NA          NA
Treasury Obligations Fund                      NA        NA                                                NA          NA
Treasury Reserve Fund                          NA        NA          NA            NA            NA        NA          NA

         The following table sets forth total advisory fees before waivers and after waivers for each of the Funds for the fiscal years/periods ended September
30, 2001, September 30, 2002 and September 30, 2003 (unless a different fiscal year/period is indicated in note (1) below):

                                  FISCAL YEAR/PERIOD ENDED          FISCAL YEAR/PERIOD ENDED         FISCAL YEAR/PERIOD ENDED
                                      SEPTEMBER 30, 2001               SEPTEMBER 30, 2002               SEPTEMBER 30, 2003
                               -------------------------------   ------------------------------   -----------------------------

                                ADVISORY FEE     ADVISORY FEE     ADVISORY FEE    ADVISORY FEE     ADVISORY FEE   ADVISORY FEE
                               BEFORE WAIVERS    AFTER WAIVERS   BEFORE WAIVERS   AFTER WAIVERS   BEFORE WAIVERS  AFTER WAIVERS
                               --------------    -------------   --------------   -------------   --------------  -------------

Government Obligations Fund     $ 7,530,901      $ 6,397,652       $ 8,585,347     $ 7,118,193
Prime Obligations Fund           53,447,173       50,277,133        63,970,910      58,404,244
Tax Free Obligations Fund         3,109,559        2,642,583         4,708,957       3,878,157
Treasury Obligations Fund        25,980,923       22,185,049        33,016,698      27,605,671
Treasury Reserve Fund               249,000(1)       187,000(1)      9,711,030       8,010,728

------------------------------
(1)      Reflects fees paid from September 26, 2001 through September 30, 2001.

ADMINISTRATOR

         U.S. Bancorp Asset Management, Inc. and U.S. Bancorp Fund Services, LLC
(fka Firstar Mutual Fund Services, LLC) ("USBFS"), 615 East Michigan Street,
Milwaukee, WI 53202 (collectively the "Administrators"), serve as co-Administrators pursuant to a Co-Administration Agreement between the
Administrators and the Funds, dated as of October 1, 2001 ("Co-Administration
Agreement"). The Administrators will provide administration services to the
Funds and serve as the Funds' Administrators. The Administrators are each subsidiaries of U.S. Bancorp. Under the Co-Administration Agreement, the
Administrators provide, or compensate others to provide, services to the Funds.
These services include various oversight and legal services, accounting services, dividend disbursing services and shareholder services. Pursuant to the
Co-Administration Agreement, USBFS will also serve as each Fund's transfer agent. The Funds pay the Administrators fees which are calculated daily and paid monthly, equal to each Fund's pro rata share of

                                       16

an amount equal, on an annual basis, to 0.25% of the aggregate average daily assets of all open-end mutual funds in the First American fund family up to $8 billion, 0.235% on the next $17 billion of aggregate average daily assets, 0.22%
on the next $25 billion of aggregate average daily assets, and 0.20% of the aggregate average daily net assets of all open-end mutual funds in the First
American fund family in excess of $50 billion. (For the purposes of this
Agreement, the First American fund family includes all series of FAF, FASF, FAIF and FAIP.) In addition, the Funds pay annual fees of $18,500 per CUSIP, shareholder account maintenance fees of $9 to $15 per account (except with respect to a Fund's Piper Jaffray shares), closed account fees of $3.50 per account, and Individual Retirement Account fees of $15 per account. Between
January 1, 2000 and September 30, 2001 U.S. Bank served as the sole administrator for the Funds. The Funds paid U.S. Bank fees which were calculated daily and paid monthly, equal to each Fund's pro rata share of an amount equal, on an annual basis, to 0.12% of the aggregate average daily assets of all open-end mutual funds in the First American fund family up to $8 billion and
0.105% of the aggregate average daily net assets of all open-end mutual funds in the First American fund family in excess of $8 billion. In addition, the Funds paid U.S. Bank annual fees of $18,500 per CUSIP, shareholder account fees of $15 per account, closed account fees of $3.50 per account, and Individual Retirement
Account fees of $15 per account.

         Prior to September 24, 2001, USBFS served as the sole Administrator to the predecessor fund of the Treasury Reserve Fund. The predecessor fund paid a fee to USBFS for its administrative services, computed daily and payable monthly at the annual rate of 0.125% of the fund's first $2 billion of average aggregate daily net assets, plus 0.10% of the Fund's average aggregate daily net assets in excess of $2 billion.

         The following table sets forth total administrative fees, after waivers, paid by each of the Funds listed below to U.S. Bank and USBFS, as applicable, for the fiscal years/periods ended September 30, 2001, September 30,
2002 and September 30, 2003 (unless a different fiscal year/period is indicated
in note (1) below):

                              FISCAL YEAR/PERIOD ENDED        FISCAL YEAR/PERIOD ENDED       FISCAL YEAR/PERIOD ENDED
                                 SEPTEMBER 30, 2001              SEPTEMBER 30, 2002             SEPTEMBER 30, 2003
                              ------------------------        ------------------------       ------------------------

Government Obligations Fund          $1,212,393                     $ 2,941,090                    $
Prime Obligations Fund                7,865,650                      21,526,137
Tax Free Obligations Fund               459,584                       1,728,109
Treasury Obligations Fund             3,826,698                      12,035,207
Treasury Reserve Fund                 4,843,130                       3,286,775

--------------------------------

DISTRIBUTOR

         Quasar Distributors, LLC ("Quasar" or the "Distributor") serves as the distributor for the Funds' shares. The Distributor is a wholly-owned subsidiary of U.S. Bancorp. Prior to October 1, 2001, SEI Investments Distribution Co.
served as distributor for the predecessor funds to Government Obligations Fund,
Prime Obligations Fund, Tax Free Obligations Fund and Treasury Obligations Fund.

         The Distributor serves as distributor for the Class A Shares pursuant to a Distribution Agreement effective August 1, 2003 (the "Class A Distribution
Agreement"), as distributor for the Class D Shares, Piper Jaffray shares and the
Treasury Reserve Fund pursuant to an amended and restated Distribution Agreement effective August 1, 2003 ("the "Class D/Piper Jaffray/Treasury Reserve Fund
Distribution Agreement"), as distributor for the Class I and Class Y Shares pursuant to a Distribution Agreement dated October 1, 2001 (the "Class I / Class
Y Distribution Agreement") between itself and the Funds, as distributor for the
Class B Shares pursuant to a Distribution and Service Agreement dated October 1,
2001, (the "Class B Distribution and Service Agreement") between itself and the
Funds, and as distributor for the Class C Shares pursuant to a Distribution and
Service Agreement dated October 1, 2001 ("Class C Distribution and Service
Agreement") between itself and the Funds. These agreements are referred to collectively as the "Distribution Agreements."

         Fund shares and other securities distributed by the Distributor are not deposits or obligations of, or endorsed or guaranteed by, U.S. Bank or its affiliates, and are not insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation.

                                       17

         Under the Distribution Agreements, the Distributor has agreed to perform all distribution services and functions of the Funds to the extent such services and functions are not provided to the Funds pursuant to another agreement. The shares of the Funds are distributed through the Distributor and through securities firms, financial institutions (including, without limitation, banks) and other industry professionals (the "Participating Institutions") which enter into sales agreements with the Distributor to perform share distribution or shareholder support services.

         Under the Distribution Agreements, the Funds pay the Distributor
distribution and/or shareholder servicing fees in connection with Class A, Class
B, Class C, Class D and Piper Jaffray shares, and shares of Treasury Reserve
Fund. The Distributor also receives contingent deferred sales charges received upon redemptions of Class B and Class C shares. The Distributor receives no compensation for distribution or shareholder servicing of the Class I, Class Y, and Class Z Shares.

        The Distribution Agreements provide that they will continue in effect for a period of more than one year from the date of their execution only so long as such continuance is specifically approved at least annually by the vote of a majority of the Board members of FAF and by the vote of the majority of those
Board members of FAF who are not interested persons of FAF and who have no direct or indirect financial interest in the operation of FAF's Rule 12b-1 Plans of Distribution or in any agreement related to such plans.

                                       18

         Quasar received the following compensation from each Fund listed below during its most recent fiscal year.

                                                            COMPENSATION ON
                                  NET UNDERWRITING AND      REDEMPTIONS AND     BROKERAGE          OTHER
                                  COMMISSIONS DISCOUNTS       REPURCHASES      COMMISSIONS      COMPENSATION
                                  ---------------------     ---------------    -----------      ------------

Government Obligations Fund              None                    None              None             None
Prime Obligations Fund                   None                    None              None             None
Tax Free Obligations Fund                None                    None              None             None
Treasury Obligations Fund                None                    None              None             None
Treasury Reserve Fund                    None                    None              None             None

         Effective August 1, 2003, FAF has entered into a Shareholder Service
Plan and Agreement with U.S. Bancorp Asset Management, Inc. ("the
Administrator"), under which the Administrator has agreed to provide FAF, or will enter into written agreements with other service providers pursuant to which the service providers will provide FAF, with non-distribution-related services to shareholders of Class A, Class D, Class I, Class Y and Piper Jaffray
shares, and Treasury Reserve Fund. The Administrator has agreed that the services provided pursuant to the Shareholder Service Plan and Agreement will in no event be primarily intended to result in the sale of Class A, Class D, Class
I, Class Y and Piper Jaffray shares, and Treasury Reserve Fund. Pursuant to the
Shareholder Service Plan and Agreement, the Funds have agreed to pay the
Administrator a fee at an annual rate of 0.25% of the average net asset value of the Class A, Class D, Class Y and Piper Jaffray shares, and Treasury Reserve
Fund, and a fee at an annual rate of 0.20% of the average net asset value of the
Class I shares, computed daily and paid monthly. Prior to August 1, 2003, the
Distributor performed services with respect to the Class A shares (formerly
Class S shares) pursuant to a Shareholder Service Plan and Agreement that were similar to the shareholder services now performed by the Administrator. The following table sets forth the total shareholder servicing fees, after waivers, paid by Class A shares of the Funds listed below for the fiscal years/periods ended September 30 2001, September 30, 2002 and September 30, 2003:

                                                                     CLASS A SHARES
                                                               SHAREHOLDER SERVICING FEES
                                                               --------------------------

                                    FISCAL YEAR/PERIOD ENDED    FISCAL YEAR/PERIOD ENDED        FISCAL YEAR/PERIOD ENDED
                                       SEPTEMBER 30, 2001          SEPTEMBER 30, 2002              SEPTEMBER 30, 2003
                                    ------------------------    ------------------------        ------------------------

Government Obligations Fund                 $  4,602                  $   259,791                      $
Prime Obligations Fund                             -                       54,936
Tax Free Obligations Fund                     19,202                      723,003
Treasury Obligations Fund                     96,049                    4,666,349
Treasury Reserve Fund                              *                            *

------------------------------
*        Fund did not offer this share class during the period indicated.

         FAF has also adopted Plans of Distribution with respect to the Class A,
Class B, Class C, Class D and Piper Jaffray shares of the Funds and the Treasury
Reserve Fund pursuant to Rule 12b-1 under the 1940 Act (collectively, the
"Plans"). Rule 12b-1 provides in substance that a mutual fund may not engage directly or indirectly in financing any activity which is primarily intended to result in the sale of shares, except pursuant to a plan adopted under the Rule.
Each of the Plans is a "compensation-type" plan under which the Distributor is entitled to receive the fees payable regardless of whether its actual distribution expenses are more or less than the amount of the fees. The

                                       19

distribution fees under the Plans are used for the primary purpose of compensating broker-dealers for their sale of fund shares. The shareholder servicing fees payable under the Plans are used for the primary purpose of compensating third parties for their provision of services to fund shareholders.

         The Class A Shares pay to the Distributor a distribution fee at an annual rate of 0.25% of the average daily net assets of the Class A Shares. The fee may be used by the Distributor to compensate brokers for providing distribution-related services with respect to the Class A Shares. This fee is calculated and paid each month based on average daily net assets of Class A
Shares of each Fund for that month.

         The Class B Shares pay to the Distributor a shareholder servicing fee at the annual rate of 0.25% of the average daily net assets of the Class B
Shares. The fee may be used by the Distributor to provide compensation for shareholder servicing activities with respect to the Class B Shares beginning one year after purchase. The shareholder servicing fee is intended to compensate the Distributor for ongoing servicing and/or maintenance of shareholder accounts and may be used by the Distributor to provide compensation to institutions through which shareholders hold their shares for ongoing servicing and/or maintenance of shareholder accounts. The Class B Shares also pay to the
Distributor a distribution fee at the annual rate of 0.75% of the average daily net assets of the Class B Shares. The distribution fee is intended to compensate the distributor for advancing a commission to institutions purchasing Class B
Shares.

         The Class C Shares pay to the Distributor a shareholder servicing fee at the annual rate of 0.25% of the average daily net assets of the Class C
Shares. The fee may be used by the Distributor to provide compensation for shareholder servicing activities with respect to the Class C Shares. This fee is calculated and paid each month based on average daily net assets of the Class C
Shares. The Class C Shares also pay to the Distributor a distribution fee at the annual rate of 0.75% of the average daily net assets of the Class C Shares. The
Distributor may use the distribution fee to provide compensation to institutions through which shareholders hold their shares beginning one year after purchase.

         The Class D Shares of each Fund pay a distribution fee to the
Distributor monthly at the annual rate of 0.15% of each Fund's Class D Share average daily net assets. The fee may be used by the Distributor to compensate brokers for providing distribution-related services with respect to the Class D
Shares. This fee is calculated and paid each month based on average daily net assets of Class D Shares of each Fund for that month.

         The Piper Jaffray shares pay to the Distributor a distribution fee at the annual rate of 0.25% of the average daily net assets of Piper Jaffray shares. The fee may be used by the Distributor to compensate U.S. Bancorp Piper
Jaffray, Inc. for providing distribution-related services with respect to the
Piper Jaffray shares. This fee is calculated and paid each month based on average daily net assets of the Piper Jaffray shares.

         The Treasury Reserve Fund pays a distribution fee to the Distributor monthly at the annual rate of 0.50% of the Fund's average daily net assets. The
Distributor uses the fee to pay commissions to institutions that sell Treasury
Reserve Fund shares. This fee is calculated and paid each month based on average daily net assets of Treasury Reserve Fund Shares for that month.

         The Class B and C Plans authorize the Distributor to retain the contingent deferred sales charge applied on redemptions of Class B and C shares, respectively, except that portion which is reallowed to Participating
Institutions. The Plans recognize that the Distributor, any Participating
Institution, the Administrator, and the Advisor, in their discretion, may from time to time use their own assets to pay for certain additional costs in connection with the distribution or shareholder servicing of Class A, Class B,
Class C, Class D and Piper Jaffray shares of the Funds and the Treasury Reserve
Fund. Any such arrangements to pay such additional costs may be commenced or discontinued by the Distributor, any Participating Institution, the
Administrator, or the Advisor at any time.

         The following tables set forth the total Rule 12b-1 fees, after waivers, paid to Quasar and SEI Investments Distribution Co., as applicable, by each of the Funds listed below, by Share class, for the fiscal years/periods ended September 30, 2001, September 30, 2002 and September 30, 2003 (unless a different fiscal year/period is indicated in note (1) below):

                                        FISCAL YEAR/PERIOD ENDED SEPTEMBER 30, 2001
                                        -------------------------------------------

                             PIPER JAFFRAY           CLASS B      CLASS C         CLASS D
                             -------------           -------      -------         -------

Government Obligations Fund   $  1,212,393               *            *         $  669,523
Prime Obligations Fund          12,943,173            56,918       18,417        1,047,567
Tax Free Obligations Fund          798,514               *            *             52,155
Treasury Obligations Fund          192,138               *            *          5,743,488
Treasury Reserve Fund            3,450,362               *            *                *

                                        FISCAL YEAR/PERIOD ENDED SEPTEMBER 30, 2002
                                        -------------------------------------------

                             PIPER JAFFRAY           CLASS B      CLASS C         CLASS D
                             -------------           -------      -------         -------

Government Obligations Fund   $  1,354,669               *            *         $  867,669
Prime Obligations Fund          14,612,148            77,980       23,316        1,163,042
Tax Free Obligations Fund        1,202,948               *            *             35,057
Treasury Obligations Fund          424,243               *            *          6,288,410
Treasury Reserve Fund           13,958,615               *            *                *

                                        FISCAL YEAR/PERIOD ENDED SEPTEMBER 30, 2003
                                        -------------------------------------------

                               CLASS A   CLASS B   CLASS C   CLASS D    PIPER JAFFRAY
                               -------   -------   -------   -------    -------------

Government Obligations Funds                $         *         $
Prime Obligations Fund                      *         $
Tax Free Obligations Fund                   *         *
Treasury Obligations Fund                   *         *
Treasury Reserve Fund                       *         *

------------------------------
*        The Fund did not offer this class of shares during the period indicated.

CUSTODIAN AND AUDITORS

         CUSTODIAN. U.S. Bank (the "Custodian") acts as custodian of the Funds'
assets and portfolio securities pursuant to a Custodian Agreement between First
Trust National Association ("First Trust") and the Funds. First Trust's rights and obligations under the Custodian Agreement were assigned to U.S. Bank pursuant to an Assignment and Assumption Agreement between First Trust and U.S.
Bank. The Custodian takes no part in determining the investment policies of the
Funds or in deciding which securities are purchased or sold by the Funds. The duties of the Custodian are limited to receiving and safeguarding the assets and securities of the Funds and to delivering or disposing of them pursuant to the
Funds' order. The Custodian is granted a lien for unpaid compensation upon any cash or securities held by it for the Funds.

                                       20

         AUDITORS. Ernst & Young LLP, 220 South Sixth Street, Suite 1400,
Minneapolis, Minnesota 55402, serves as the Funds' independent auditors, providing audit services, including audits of the annual financial statements and assistance and consultation in connection with SEC filings for the years ended September 30, 1999, September 30, 2000, September 30, 2001, September 30,
2002 and September 30, 2003.

         PricewaterhouseCoopers LLP, 100 E. Wisconsin Avenue, Suite 1500,
Milwaukee Wisconsin 53202, served as the independent auditors for the predecessor fund of Treasury Reserve Fund, providing audit services, including audits of the annual financial statements and assistance and consultation in connection with SEC filings for the fiscal period ended as of October 31, 2000.

                      PROXY VOTING POLICIES AND PROCEDURES

GENERAL PRINCIPLES

         The Advisor has been delegated the authority to vote proxies with respect to the investments held in the Funds. It is the Advisor's duty to vote proxies in the best interests of all of its clients, including the Funds, in a timely and responsive manner. In voting proxies, the Advisor also seeks to maximize total investment return for the Funds.

         The Advisor's Investment Policy Committee, comprised of the firm's most senior investment professionals, is charged with oversight of the proxy voting policies and procedures. The Investment Policy Committee is responsible for (1)
approving the proxy voting policies and procedures, (2) for overseeing the proxy voting process, and (3) for reviewing the proxy voting record on a regular basis.

POLICIES AND PROCEDURES

         Policies. The Investment Policy Committee, after reviewing and concluding that such policies are reasonably designed to vote proxies in the best interests of the Funds, has approved and adopted the proxy voting policies of ISS, a leading national provider of proxy voting administrative and research services. As a result, such policies set forth the Advisor's positions on recurring proxy issues and criteria for addressing non-recurring issues. A summary of these policies is attached as Appendix A. These policies are reviewed periodically and therefore are subject to change. Even though it has adopted
ISS's policies, the Advisor maintains the fiduciary responsibility for all proxy voting decisions. In extraordinary situations, the Investment Policy Committee may decide to override a standard policy position for a particular vote, depending on the specific factual circumstances.

         Procedures. Responsibility for certain administrative aspects of proxy voting rests with the Advisor's Proxy Voting Administration Committee, which reports to the Investment Policy Committee. The Proxy Voting Administration
Committee also supervises the relationship with the two outside firms that assist with the process, ISS and ADP Financial Services. These firms apprise the
Advisor of shareholder meeting dates, forward proxy voting materials, provide the Advisor with research on proxy proposals and voting recommendations and cast the actual proxy votes. ISS also serves as the Advisor's proxy voting record keeper and generates reports on how proxies were voted.

         Conflicts of Interest. As an affiliate of U.S. Bancorp, currently the eighth largest financial services holding company in the United States, the
Advisor recognizes that there are numerous situations wherein it may have a theoretical or real conflict of interest in voting the proxies of issuers or proxy proponents (e.g., a special interest group) who are clients or potential clients of some part of the U.S. Bancorp enterprise. Directors and officers of such companies also may have personal or familial relationships with the U.S.
Bancorp enterprise and its employees that could give rise to conflicts of interest.

         Although the Advisor strongly believes that, regardless of such real or theoretical conflicts of interest, it would always vote proxies in the best interests of the Funds and its other clients, by adopting ISS's policies and generally deferring to ISS's recommendations, the Advisor believes the risk related to conflicts will be minimized.

         To further minimize this risk, the Investment Policy Committee has also reviewed ISS's conflict avoidance policy and has concluded that it adequately addresses both the theoretical and actual conflicts of interest the proxy voting service may face.

                                       21

         In the event an extraordinary situation arises in which (1) the
Investment Policy Committee determines it is necessary in the Funds' best interests to override a standard policy or (2) it is determined that ISS faces a material conflict of interest with respect to a specific vote, the Investment
Policy Committee will direct ISS how to vote. Before doing so, however, the
Proxy Voting Administration Committee will confirm that the Advisor and the
Investment Policy Committee face no material conflicts of the nature discussed above.

         If the Proxy Voting Administration Committee concludes a material conflict does exist, it will recommend a course of action designed to address the conflict to the Investment Policy Committee. Such actions could include, but are not limited to:

         o    Obtaining instructions from the affected clients (e.g., the Funds)
              on how to vote the proxy;
         o    Disclosing the conflict to the affected clients (e.g., the Funds)
              and seeking their consent to permit the Advisor to vote the proxy;
         o    Voting in proportion to the other shareholders;
         o    Recusing an Investment Policy Committee member from all discussion or consideration of the matter, if the material conflict is due to such person's actual or potential conflict of interest; or
         o    Following the recommendation of a different independent third party.

         In addition to all of the above, members of the Investment Policy
Committee and the Proxy Voting Administration Committee must notify the
Advisor's Chief Compliance Officer of any direct, indirect or perceived improper influence made by any employee, officer or director within the U.S. Bancorp enterprise or First American Fund complex with regard to how the Advisor should vote proxies. The Chief Compliance Officer will investigate the allegations and will report the findings to the Advisor's Chief Executive Officer and the
General Counsel. If it is determined that improper influence was attempted, appropriate action shall be taken. Such appropriate action may include disciplinary action, notification of the appropriate senior managers within the
U.S. Bancorp enterprise, or notification of the appropriate regulatory authorities. In all cases, the Investment Policy Committee shall not consider any improper influence in determining how to vote proxies and will vote in the best interests of the Funds.

REVIEW AND REPORTS

     On a calendar quarterly basis, the Proxy Voting Administration Committee will review the proxy voting record to assess a number of matters, including the following:

          o    Whether proxy statements were timely forwarded to ISS;
          o    Whether proxy votes were cast on a timely basis;
          o    Whether proxy votes were cast consistent with the policies; and
          o    Where the guidelines were overridden, whether such vote was communicated to ISS in a timely manner and voted consistent with the communication.

     The Proxy Voting Administration Committee will prepare a report on this review for submission to the Investment Policy Committee. Such report will also review all identified conflicts and how they were addressed during the quarter.

     The Investment Policy Committee, on a calendar quarterly basis, will review the report of the Proxy Voting Administration Committee, as well as ISS's proxy voting policies and conflict of interest policies. The purpose of this review is to ensure that the Advisor is voting proxies in a timely and responsive manner in the best interests of the Funds. Such review will also be reported to the independent Board of Directors of the Funds.

     The actual proxy voting records of the Funds will be filed with the U.S.
Securities Exchange Commission and will be available to shareholders after June
30, 2004. Such records will be available on the Funds' website at
www.firstamericanfunds.com and on the SEC's website at www.sec.gov.

                                       22

                             PORTFOLIO TRANSACTIONS

         As the Funds' portfolios are exclusively composed of debt, rather than equity securities, most of the Funds' portfolio transactions are effected with dealers without the payment of brokerage commissions but at net prices, which usually include a spread or markup. In effecting such portfolio transactions on behalf of the Funds, the Advisor seeks the most favorable net price consistent with the best execution. The Advisor may, however, select a dealer to effect a particular transaction without communicating with all dealers who might be able to effect such transaction because of the volatility of the market and the desire of the Advisor to accept a particular price for a security because the price offered by the dealer meets guidelines for profit, yield, or both. The
Funds may authorize the Advisor to place brokerage orders with some brokers who help distribute the Funds' shares, if the Advisor reasonably believes that transaction quality and commissions, if any, are comparable to that available from other qualified brokers.

         Decisions with respect to placement of the Funds' portfolio transactions are made by the Advisor. The primary consideration in making these decisions is efficiency in executing orders and obtaining the most favorable net prices for the Funds. Most Fund transactions are with the issuer or with major dealers acting for their own account and not as brokers. When consistent with these objectives, business may be placed with broker-dealers who furnish investment research services to the Advisor. Such research services would include advice, both directly and in writing, as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities, as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts.

         The research services may allow the Advisor to supplement its own investment research activities and enable the Advisor to obtain the views and information of individuals and research staffs of many different securities firms prior to making investment decisions for the Funds. To the extent portfolio transactions are effected with broker-dealers who furnish research services, the Advisor would receive a benefit, which is not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Funds from these transactions.

         The Advisor has not entered into any formal or informal agreements with any broker-dealers, and does not maintain any "formula" that must be followed in connection with the placement of Fund portfolio transactions in exchange for research services provided to the Advisor, except as noted below. The Advisor may, from time to time, maintain an informal list of broker-dealers that will be used as a general guide in the placement of Fund business in order to encourage certain broker-dealers to provide the Advisor with research services, which the
Advisor anticipates will be useful to it. Any list, if maintained, would be merely a general guide, which would be used only after the primary criteria for the selection of broker-dealers (discussed above) has been met, and, accordingly, substantial deviations from the list could occur. While it is not expected that any Fund will pay brokerage commissions, if it does, the Advisor would authorize the Fund to pay an amount of commission for effecting a securities transaction in excess of the amount of commission another broker-dealer would have charged only if the Advisor determined in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either that particular transaction or the overall responsibilities of the
Advisor with respect to the Funds.

         No Fund effects brokerage transactions in its portfolio securities with any broker-dealer affiliated directly or indirectly with its Advisor or
Distributor unless such transactions, including the frequency thereof, the receipt of commissions payable in connection therewith, and the selection of the affiliated broker-dealer effecting such transactions are not unfair or unreasonable to the shareholders of the Fund, as determined by the Board of
Directors.

                                       23

Any transactions with an affiliated broker-dealer must be on terms that are both at least as favorable to the Fund as such Fund can obtain elsewhere and at least as favorable as such affiliate broker-dealer normally gives to others.

         When two or more clients of the Advisor are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with a formula considered by the Advisor to be equitable to each client. In some cases, this system could have a detrimental effect on the price or volume of the security as far as each client is concerned. In other cases, however, the ability of the clients to participate in volume transactions will produce better executions for each client.

         During the fiscal year ended September 30, 2003, the Funds paid no brokerage commissions to affiliated brokers. At September 30, 2003, Prime
Obligations Fund held securities of broker-dealers which are deemed to be
"regular brokers or dealers" of the Funds under the 1940 Act (or of such broker-dealers' parent companies) in the following amounts:

         CS First Boston (commercial paper)                $
         CS First Boston (notes)
         Goldman Sachs (commercial paper) Goldman
         Sachs (notes) JP Morgan Chase (commercial
         paper) JP Morgan Chase (certificates of
         deposit) Merrill Lynch (notes) Morgan
         Stanley Dean Witter (notes) Salomon Smith
         Barney (commercial paper)

                                  CAPITAL STOCK

         Each share of the Funds' $.01 par value common stock is fully paid, nonassessable, and transferable. Shares may be issued as either full or fractional shares. Fractional shares have pro rata the same rights and privileges as full shares. Shares of the Funds have no preemptive or conversion rights.

         Each share of the Funds has one vote. On some issues, such as the election of directors, all shares of all FAF Funds vote together as one series.
The shares do not have cumulative voting rights. Consequently, the holders of more than 50% of the shares voting for the election of directors are able to elect all of the directors if they choose to do so. On issues affecting only a particular Fund or class, the shares of that Fund or class will vote as a separate series. Examples of such issues would be proposals to alter a fundamental investment restriction pertaining to a Fund or to approve, disapprove or alter a distribution plan pertaining to a class.

         The Bylaws of FAF provide that annual shareholders' meetings are not required and that meetings of shareholders need be held only with such frequency as required under Minnesota law and the 1940 Act.

         As of November 1, 2003, the directors and officers of FAF as a group owned less than one percent of each Fund's outstanding shares and the Funds were aware that the following persons owned of record five percent or more of the outstanding shares of each class of stock of the Funds:

                                       24

                                                                     PERCENTAGE OF OUTSTANDING SHARES
------------------------------------------------------------------------------------------------------------------------------
                                                CLASS     CLASS     CLASS     CLASS     CLASS     CLASS     CLASS     PIPER
                                                  A         B         C         D         I         Y         Z      JAFFRAY
------------------------------------------------------------------------------------------------------------------------------

TREASURY OBLIGATIONS FUND
-------------------------
------------------------------------------------------------------------------------------------------------------------------
US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE, WI 53201-1787
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
SPECIAL CUSTODY ACCOUNT FOR THE
EXCLUSIVE BENEFIT OF ITS CUSTOMERS OF
FBS INVESTMENT SERVICES INC
ATTN MONEY FUND UNIT R/R
800 NICOLLET MALL STE 800
MINNEAPOLIS, MN 55402-7020
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
TREASURY OBLIGATIONS A OMNIBUS ACCOUNT
USBANCORP PIPER JAFFRAY FOR THE
EXCLUSIVE BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS, MN 55102-1303
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE, WI 53201-1787
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE, WI 53201-1787
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
SPECIAL CUSTODY ACCOUNT FOR THE
EXCLUSIVE BENEFIT OF ITS CUSTOMERS OF
FBS INVESTMENT SERVICES INC
ATTN MONEY FUND UNIT R/R
800 NICOLLET MALL STE 800
MINNEAPOLIS, MN 55402-7020
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE, WI 53201-1787
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE, WI 53201-1787
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE, WI 53201-1787
------------------------------------------------------------------------------------------------------------------------------

                                       25

                                                                     PERCENTAGE OF OUTSTANDING SHARES
------------------------------------------------------------------------------------------------------------------------------
                                                CLASS     CLASS     CLASS     CLASS     CLASS     CLASS     CLASS     PIPER
                                                  A         B         C         D         I         Y         Z      JAFFRAY
------------------------------------------------------------------------------------------------------------------------------

GOVERNMENT OBLIGATIONS FUND
---------------------------
------------------------------------------------------------------------------------------------------------------------------
GOV OBLIGATIONS FD A OMNIBUS ACCOUNT
USBANCORP PIPER JAFFRAY FOR THE
EXCLUSIVE BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS, MN 55402-7020
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE, WI 53201-1787
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
SPECIAL CUSTODY ACCOUNT FOR THE
EXCLUSIVE BENEFIT OF ITS CUSTOMERS OF
FBS INVESTMENT SERVICES INC
ATTN MUTUAL FUNDS UNIT R/R
800 NICOLLET MALL STE 800
MINNEAPOLIS, MN 55402-7020
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE, WI 53201-1787
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
SPECIAL CUSTODY ACCOUNT FOR THE
EXCLUSIVE BENEFIT OF ITS CUSTOMERS
FBS INVESTMENT SERVICES INC
100 SOUTH FIFTH ST SUITE 1400
ATTN MONEY FUND UNIT R/R
MINNEAPOLIS, MN 55402-0387
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE, WI 53201-1787
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE, WI 53201-1787
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE, WI 53201-1787
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE, WI 53201-1787
------------------------------------------------------------------------------------------------------------------------------

                                       26

                                                                     PERCENTAGE OF OUTSTANDING SHARES
------------------------------------------------------------------------------------------------------------------------------
                                                CLASS     CLASS     CLASS     CLASS     CLASS     CLASS     CLASS     PIPER
                                                  A         B         C         D         I         Y         Z      JAFFRAY
------------------------------------------------------------------------------------------------------------------------------

PRIME OBLIGATIONS FUND
----------------------
------------------------------------------------------------------------------------------------------------------------------
PRIME OBLIGATIONS A OMNIBUS ACCOUNT
US BANCORP PIPER JAFFRAY FOR THE
EXCLUSIVE BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS, MN 55402-4303
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
SPECIAL CUSTODY ACCOUNT FOR THE
EXCLUSIVE BENEFIT OF ITS CUSTOMERS
FBS INVESTMENT SERVICES INC
ATTN MONEY FUND UNIT R/R
800 NICOLLET MALL STE 800
MINNEAPOLIS, MN 55402-7020
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE, WI 53201-1787
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
PRIME OBLIGATIONS B OMNIBUS ACCOUNT
US BANCORP PIPER JAFFRAY FOR THE
EXCLUSIVE BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS, MN 55402-4303
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
PRIME OBLIGATIONS C OMNIBUS ACCOUNT
US BANCORP PIPER JAFFRAY FOR THE
EXCLUSIVE BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS, MN 55402-4303
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
STERLING TRUST CO CUST
FBO OVERTURF MOTORS CO INC 401K
07C08118
1380 LAWRANCE ST STE 1400
DENVER, CO 80204-2060
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
STERLING TRUST COMPANY CUST FBO
RILEY HAYES ADVERTISING 401K
700 17TH ST STE 310
DENVER, CO 80202-3507
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
STERLING TRUST CO CUST
KUFFEL HULTGRENN KLASHKE SHEA 401K
1380 LAWRANCE ST STE 1400
DENVER, CO 80204-2060
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE, WI 53201-1787
------------------------------------------------------------------------------------------------------------------------------

                                       27

                                                                     PERCENTAGE OF OUTSTANDING SHARES
------------------------------------------------------------------------------------------------------------------------------
                                                CLASS     CLASS     CLASS     CLASS     CLASS     CLASS     CLASS     PIPER
                                                  A         B         C         D         I         Y         Z      JAFFRAY
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
SPECIAL CUSTODY ACCOUNT FOR THE
EXCLUSIVE BENEFIT OF ITS CUSTOMERS
FBS INVESTMENT SERVICES INC
ATTN MONEY FUND UNIT R/R
800 NICOLLET MALL STE 800
MINNEAPOLIS, MN 55402-7020
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE, WI 53201-1787
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
SPECIAL CUSTODY ACCOUNT FOR THE
EXCLUSIVE BENEFIT OF ITS CUSTOMERS
FBS INVESTMENT SERVICES INC
100 SOUTH 5TH ST SUITE 1400
ATTN MENU FUND UNIT R/R
MINNEAPOLIS, MN 55402-1217
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE, WI 53201-1787
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
PRIME OBLIG INST Y OMNIBUS ACCOUNT
USBANCORP PIPER JAFFRAY FOR THE
EXCLUSIVE BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS, MN 55402-7020
------------------------------------------------------------------------------------------------------------------------------

                                       28

                                                                     PERCENTAGE OF OUTSTANDING SHARES
------------------------------------------------------------------------------------------------------------------------------
                                                CLASS     CLASS     CLASS     CLASS     CLASS     CLASS     CLASS     PIPER
                                                  A         B         C         D         I         Y         Z      JAFFRAY
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE, WI 53201-1787
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE, WI 53201-1787
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE, WI 53201-1787
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
SPECIAL CUSTODY ACCOUNT FOR THE
EXCLUSIVE BENEFIT OF ITS CUSTOMERS
FBS INVESTMENT SERVICES INC
100 SOUTH 5TH ST SUITE 1400
ATTN MENU FUND UNIT R/R
MINNEAPOLIS, MN 55402-1217
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
TAX FREE OBLIGATIONS FUND
-------------------------
------------------------------------------------------------------------------------------------------------------------------
TAX FREE OBLIG A OMNIBUS ACCOUNT
USBANCORP PIPER JAFFRAY FOR THE
EXCLUSIVE BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS, MN 502-4303
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
US BANK NA
ATTN CATHY NELSON
800 NICOLET AVE BC-MN-H18U
MINNEAPOLIS, MN 55402
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE, WI 53201-1787
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE, WI 53201-1787
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE, WI 53201-1787
------------------------------------------------------------------------------------------------------------------------------

                                       29

                                                                     PERCENTAGE OF OUTSTANDING SHARES
------------------------------------------------------------------------------------------------------------------------------
                                                CLASS     CLASS     CLASS     CLASS     CLASS     CLASS     CLASS     PIPER
                                                  A         B         C         D         I         Y         Z      JAFFRAY
------------------------------------------------------------------------------------------------------------------------------

TREASURY RESERVE FUND
---------------------
------------------------------------------------------------------------------------------------------------------------------
US BANK NA
ATTN CATHY NELSON
800 NICOLET AVE BC-MN-H18U
MINNEAPOLIS, MN 55402
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE, WI 53201-1787
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
NATIONAL FINANCIAL SVCS CORP
FOR EXCL BEN OF CUSTOMERS
ATTN MUTUAL FUNDS DEPT 5TH FL
200 LIBERTY ST
1 WORLD FINANCIAL CTR
NEW YORK, NY 10281-1003
------------------------------------------------------------------------------------------------------------------------------

                    NET ASSET VALUE AND PUBLIC OFFERING PRICE

         The public offering price of the shares of a Fund generally equals the
Fund's net asset value. The net asset value per share of each Fund is calculated on each day the New York Stock Exchange ("NYSE") is open for business. The NYSE is not open for business on the following holidays (or on the nearest Monday or
Friday if the holiday falls on a weekend): New Year's Day, Martin Luther King,
Jr. Day, Washington's Birthday (observed), Good Friday, Memorial Day (observed),
Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Each year the
NYSE may designate different dates for the observance of these holidays as well as designate other holidays for closing in the future. To the extent that the securities of a Fund are traded on days that the Fund is not open for business, the Funds' net asset value per share may be affected on days when investors may not purchase or redeem shares. On September 30, 2003, the net asset value per share for the Funds was calculated as set forth below.

                                   Net Assets    /    Shares        =       Net Asset
                                   (In Dollars)     Outstanding          Value Per Share
                                                                          (In Dollars)

GOVERNMENT OBLIGATIONS FUND
         Class A                 $                                          $  1.00
         Class D                                                               1.00
         Class Y                                                               1.00
         Piper Jaffray                                                         1.00

PRIME OBLIGATIONS FUND
         Class A                 $                                          $  1.00
         Class B                                                               1.00
         Class C                                                               1.00
         Class D                                                               1.00
         Class I                                                               1.00
         Class Y                                                               1.00
         Class Z                                                               1.00
         Piper Jaffray                                                         1.00

TAX FREE OBLIGATIONS FUND
         Class A                 $                                          $  1.00
         Class D                                                               1.00
         Class Y                                                               1.00
         Piper Jaffray                                                         1.00

                                       30

TREASURY OBLIGATIONS FUND
         Class A                 $                                          $  1.00
         Class D                                                               1.00
         Class Y                                                               1.00
         Piper Jaffray                                                         1.00

TREASURY RESERVE FUND            $                                          $  1.00

                        VALUATION OF PORTFOLIO SECURITIES

         The Funds' portfolio securities are valued on the basis of the amortized cost method of valuation. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument.
During periods of declining interest rates, the daily yield on shares of a Fund computed as described above may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the
Fund would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing solely market values, and existing investors in the Fund would receive less investment income. The converse would apply in a period of rising interest rates.

         The valuation of the Funds' portfolio instruments based upon their amortized cost and the concomitant maintenance of the Funds' per share net asset value of $1.00 is permitted in accordance with Rule 2a-7 under the 1940 Act, under which the Funds must adhere to certain conditions. The Funds must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 days or less from the date of purchase, and invest only in securities determined by the Board of Directors to present minimal credit risks and which are of high quality as determined by major rating services, or, in the case of any instrument which is not so rated, which are of comparable quality as determined by the Board of Directors. The maturities of variable rate demand instruments held in the Funds' portfolio will be deemed to be the longer of the demand period, or the period remaining until the next interest rate adjustment, although stated maturities may be in excess of one year. It is the normal practice of the Funds to hold portfolio securities to maturity and realize par therefor unless such sale or other disposition is mandated by redemption requirements or other extraordinary circumstances. The
Board of Directors must establish procedures designed to stabilize, to the extent reasonably possible, the Funds' price per share as computed for the purpose of sales and redemptions at a single value. It is the intention of the
Funds to maintain a per share net asset value of $1.00. Such procedures will include review of the Funds' portfolio holdings by the Directors at such intervals as they may deem appropriate, to determine whether the Funds' net asset value calculated by using available market quotations deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event the Board of
Directors determines that such a deviation exists, they will take such corrective action as they regard as necessary and appropriate, such as selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, or establishing a net asset value per share by using available market quotations.

                                      TAXES

         Each Fund intends to elect each year to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If so qualified, each Fund will not be liable for federal income taxes to the extent it distributes its taxable income to its shareholders.

         Each Fund expects to distribute net realized short-term capital gains
(if any) once each year, although it may distribute them more frequently, if necessary in order to maintain the Funds' net asset value at $1.00 per share.
Distributions of net investment income and net short-term capital gains are taxable to investors as ordinary income.

                                       31

         Under the Code, each Fund is required to withhold 30% of reportable payments (including dividends, capital gain distributions, if any, and redemptions) paid to certain shareholders who have not certified that the social security number or taxpayer identification number supplied by them is correct and that they are not subject to backup withholding because of previous under reporting to the IRS. These backup withholding requirements generally do not apply to shareholders that are corporations or governmental units or certain tax-exempt organizations.

         Under the Code, interest on indebtedness incurred or continued to purchase or carry shares of an investment company paying exempt-interest dividends, such as Tax Free Obligations Fund, will not be deductible by a shareholder in proportion to the ratio of exempt-interest dividends to all dividends other than those treated as long-term capital gains. Indebtedness may be allocated to shares of Tax Free Obligations Fund even though not directly traceable to the purchase of such shares. Federal tax law also restricts the deductibility of other expenses allocable to shares of Tax Free Obligations
Fund.

         For shareholders who are or may become recipients of Social Security benefits, exempt-interest dividends are includable in computing "modified adjusted gross income" for purposes of determining the amount of Social Security benefits, if any, that is required to be included in gross income. The maximum amount of Social Security benefits includable in gross income is 85%.

         The Code imposes requirements on certain tax-exempt bonds which, if not satisfied, could result in loss of tax-exemption for interest on such bonds, even retroactively to the date of issuance of the bonds. Proposals may be introduced before Congress in the future, the purpose of which will be to further restrict or eliminate the federal income tax exemption for certain tax-exempt securities. Tax Free Obligations Fund cannot predict what additional legislation may be enacted that may affect shareholders. The Fund will avoid investment in such tax-exempt securities which, in the opinion of the Advisor, pose a material risk of the loss of tax exemption. Further, if such tax-exempt security in the Fund's portfolio loses its exempt status, the Fund will make every effort to dispose of such investment on terms that are not detrimental to the Fund.

                         CALCULATION OF PERFORMANCE DATA

         The Funds may issue current yield quotations. Current yields are computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of a recent seven calendar day period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by
365/7. The resulting yield figure will be carried to at least the nearest hundredth of one percent. Effective yields are computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of a recent seven calendar day period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

              EFFECTIVE YIELD -- [(BASE PERIOD RETURN + 1)365/7]-1

         When calculating the foregoing yield or effective yield quotations, the calculation of net change in account value will include the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, and all fees, other than nonrecurring accounts or sales charges that are charged to all shareholder accounts in proportion to the length of the base period. Realized gains and losses from the sale of securities and unrealized appreciation and depreciation are excluded from the calculation of yield and effective yield.

         From time to time, a Fund may advertise its "yield" and "effective yield." These yield figures are based upon historical earnings and are not intended to indicate future performance. The "yield" of a Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized,"
that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested.

                                       32

The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. For the seven-day period ended
September 30, 2003, the yield and effective yield, respectively, for the Funds were as set forth below.

                                       YIELD               EFFECTIVE YIELD
                                       -----               ---------------
GOVERNMENT OBLIGATIONS FUND
         Class A                        %                        %
         Class D
         Class Y
         Piper Jaffray

PRIME OBLIGATIONS FUND
         Class A
         Class B
         Class C
         Class D
         Class I
         Class Y
         Class Z
         Piper Jaffray

TAX FREE OBLIGATIONS FUND
         Class A
         Class D
         Class Y
         Piper Jaffray

TREASURY OBLIGATIONS FUND
         Class A
         Class D
         Class Y
         Piper Jaffray

TREASURY RESERVE FUND

         Tax Free Obligations Fund may also advertise its tax equivalent yield.
This yield will be computed by dividing that portion of the seven-day yield or effective yield of the Fund (computed as set forth above) which is tax-exempt by one minus the stated federal income tax rate and adding the product of that portion, if any, of the yield of the Fund that is not tax-exempt. The tax-equivalent yield for Tax Free Obligations Fund, based on a 38.6% marginal federal income tax rate for the seven day period ended September 30, 2003 were as follows:

                                   TAX-EQUIVALENT          TAX-EQUIVALENT
                                       YIELD              EFFECTIVE YIELD
                                       -----               ---------------
TAX FREE OBLIGATIONS FUND
         Class A                         %                       %
         Class D
         Class Y
         Piper Jaffray

         Yield information may be useful in reviewing the Funds' performance and for providing a basis for comparison with other investment alternatives.
However, yields fluctuate, unlike investments which pay a fixed yield for a stated period of time. Yields for the Funds are calculated on the same basis as other money market funds as required by applicable regulations. Investors should give consideration to the quality and maturity of the portfolio securities of the respective investment companies when comparing investment alternatives.

         Investors should recognize that in periods of declining interest rates the Funds' yields will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates the Funds' yields will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a Fund from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the Funds'
portfolio, thereby reducing the current yield of the Fund. In periods of rising interest rates, the opposite can be expected to occur.

                                       33

                   ADDITIONAL INFORMATION ABOUT SELLING SHARES

BY TELEPHONE

         A shareholder may redeem shares of a Fund, if he or she elects the privilege on the initial shareholder application, by calling his or her financial institution to request the redemption. Shares will be redeemed at the net asset value next determined after the Fund receives the redemption request from the financial institution (less the amount of any applicable contingent deferred sales charge). Redemption requests must be received by the financial institution by the time specified by the institution to be assured same day processing and redemption requests must be transmitted to and received by the
Funds by 3:30 p.m. Central Time (for Government Obligations Fund, Prime
Obligations Fund, Treasury Obligations Fund and Treasury Reserve Fund), and by
11:30 a.m. Central Time (for Tax Free Obligations Fund) for same day processing.
Pursuant to instructions received from the financial institution, redemptions will be made by check or by wire transfer. It is the financial institution's responsibility to transmit redemption requests promptly. Redemptions processed by 3:30 p.m. Central Time (for Government Obligations Fund, Prime Obligations
Fund, Treasury Obligations Fund and Treasury Reserve Fund) and by 11:30 a.m.
Central Time (for Tax Free Obligations Fund) will not receive that day's dividend. Redemption requests placed after that respective time will earn that day's dividend, but will not receive proceeds until the following day.

         Shareholders who did not purchase their shares through a financial institution may redeem Fund shares by telephoning (800) 677-FUND. At the shareholder's request, redemption proceeds will be paid by check and mailed to the shareholder's address of record or wire transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve
System, normally within one business day, but in no event longer than seven days after the request. Wire instructions must be previously established in the account or provided in writing. The minimum amount for a wire transfer is
$1,000. If at any time a Fund determines it necessary to terminate or modify this method of redemption, shareholders will be promptly notified.

         In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption should be considered. Neither the Transfer Agent nor any Fund will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes to be genuine. The Transfer Agent and the Funds will each employ reasonable procedures to confirm that instructions communicated are genuine.
These procedures may include taping of telephone conversations. To ensure authenticity of redemption or exchange instructions received by telephone, the
Transfer Agent examines each shareholder request by verifying the account number and/or taxpayer identification number at the time such request is made. The
Transfer Agent subsequently sends confirmations of both exchange sales and exchange purchases to the shareholder for verification. If reasonable procedures are not employed, the Transfer Agent and the Funds may be liable for any losses due to unauthorized or fraudulent telephone transactions.

BY MAIL

         Shareholders may redeem Fund shares by sending a written request to their investment professional, their financial institution, or the Funds. The written request should include the shareholder's name, the Fund name, the account number, and the share or dollar amount requested to be redeemed, and should be signed exactly as the shares are registered. Shareholders should call the Funds, shareholder servicing agent or financial institution for assistance in redeeming by mail. A check for redemption proceeds normally is mailed within one business day, but in no event more than seven business days, after receipt of a proper written redemption request.

         Shareholders requesting a redemption of $50,000 or more, a redemption of any amount to be sent to an address other than that on record with the Funds, or a redemption payable other than to the shareholder of record, must have signatures on written redemption requests guaranteed by:

         *        a trust company or commercial bank, the deposits of which are insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation ("FDIC");

                                       34

         *        a member firm of the New York, American, Boston, Midwest, or
                  Pacific Stock Exchanges or the National Association of
                  Securities Dealers;

         *        a savings bank or savings and loan association the deposits of which are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or

         *        any other "eligible guarantor institution," as defined in the
                  Securities Exchange Act of 1934.

         The Funds do not accept signatures guaranteed by a notary public.

         The Funds and the Transfer Agent have adopted standards for accepting signature guarantees from the above institutions. The Funds may elect in the future to limit eligible signature guarantees to institutions that are members of a signature guarantee program. The Funds and the Transfer Agent reserve the right to amend these standards at any time without notice.

BY CHECKING ACCOUNT - CLASS A SHARES ONLY

         At the shareholder's request, the Transfer Agent will establish a checking account for redeeming Fund shares. With a Fund checking account, shares may be redeemed simply by writing a check for $100 or more. The redemption will be made at the net asset value on the date that the Transfer Agent presents the check to a Fund. A check may not be written to close an account. If a shareholder wishes to redeem shares and have the proceeds available, a check may be written and negotiated through the shareholder's bank. Checks should never be sent to the Transfer Agent to redeem shares. Copies of canceled checks are available upon request. A fee is charged for this service. For further information, contact the Funds.

REDEMPTION BEFORE PURCHASE INSTRUMENTS CLEAR

         When shares are purchased by check or with funds transferred through the Automated Clearing House, the proceeds of redemption of those shares are not available until the Transfer Agent is reasonably certain that the purchase payment has cleared, which could take up to 15 calendar days from the purchase date.

                               SHORT-TERM RATINGS

         The Funds' investments are limited to securities that, at the time of acquisition, are "Eligible Securities." Eligible Securities include securities that are rated by two nationally recognized statistical rating organizations in one of the two highest categories for short-tem debt obligations, such as A-1 or
A-2 by Standard & Poor's, or Prime-1 or Prime-2 by Moody's, and unrated securities of comparable quality.

STANDARD & POOR'S

         A-1. A short-term obligation rated "A-1" is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

         A-2. A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

                                       35

MOODY'S

         Prime-1. Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

         o        Leading market positions in well-established industries.

         o        High rates of return on funds employed.

         o        Conservative capitalization structure with moderate reliance on debt and ample asset protection.

         o        Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

         o        Well-established access to a range of financial markets and assured sources of alternate liquidity.

         Prime-2. Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                              FINANCIAL STATEMENTS

         The financial statements of FAF included in its Annual Report to shareholders for the fiscal year ended September 30, 2003 are incorporated herein by reference.

                                       36

                                                                      APPENDIX A

                       ISS PROXY VOTING GUIDELINES SUMMARY

The following is a concise summary of ISS's proxy voting policy guidelines.

1.       AUDITORS

Vote FOR proposals to ratify auditors, unless any of the following apply:
o    An auditor has a financial interest in or association with the company, and is therefore not independent
o    Fees for non-audit services are excessive, or
o    There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

2.       BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS
Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: independence of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance, responsiveness to shareholder proposals, any egregious board actions, and any excessive non-audit fees or other potential auditor conflicts.

CLASSIFICATION/DECLASSIFICATION OF THE BOARD
Vote AGAINST proposals to classify the board.
Vote FOR proposals to repeal classified boards and to elect all directors annually.

INDEPENDENT CHAIRMAN (SEPARATE CHAIRMAN/CEO)
Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, certain factors should be taken into account in determining whether the proposal warrants support. These factors include the presence of a lead director, board and committee independence, governance guidelines, company performance, and annual review by outside directors of CEO pay.

MAJORITY OF INDEPENDENT DIRECTORS/ESTABLISHMENT OF COMMITTEES
Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by
ISS's definition of independence.
Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

3.       SHAREHOLDER RIGHTS

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT
Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.
Vote FOR proposals to allow or make easier shareholder action by written consent.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS
Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

                                       A-1

Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SUPERMAJORITY VOTE REQUIREMENTS
Vote AGAINST proposals to require a supermajority shareholder vote.
Vote FOR proposals to lower supermajority vote requirements.

CUMULATIVE VOTING
Vote AGAINST proposals to eliminate cumulative voting. Vote proposals to restore or permit cumulative voting on a case-by-case basis relative to the company's other governance provisions.

CONFIDENTIAL VOTING
Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.
Vote FOR management proposals to adopt confidential voting.

4.       PROXY CONTESTS

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS
Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management's track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

REIMBURSING PROXY SOLICITATION EXPENSES
Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

5.       POISON PILLS

Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill and management proposals to ratify a poison pill.

6.       MERGERS AND CORPORATE RESTRUCTURINGS

Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

7.       REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation should be evaluated on a
CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws.
Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

8.       CAPITAL STRUCTURE

COMMON STOCK AUTHORIZATION
Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by
ISS.

                                       A-2

Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.
Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

DUAL-CLASS STOCK
Vote AGAINST proposals to create a new class of common stock with superior voting rights.
Vote FOR proposals to create a new class of nonvoting or
subvoting common stock if:
o    It is intended for financing purposes with minimal or no dilution to current shareholders
o    It is not designed to preserve the voting power of an insider or significant shareholder

9.       EXECUTIVE AND DIRECTOR COMPENSATION

Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. Our methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered long with dilution to voting power. Once ISS determines the estimated cost of the plan, we compare it to a company-specific dilution cap.

Vote AGAINST equity plans that explicitly permit repricing or where the company has a history of repricing without shareholder approval.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS
Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

o    Historic trading patterns
o    Rationale for the repricing
o    Value-for-value exchange
o    Option vesting
o    Term of the option
o    Exercise price
o    Participation

EMPLOYEE STOCK PURCHASE PLANS
Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.
Vote FOR employee stock purchase plans where all of the following apply:
o    Purchase price is at least 85 percent of fair market value
o    Offering period is 27 months or less, and
o    Potential voting power dilution (VPD) is ten percent or less.
Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.

SHAREHOLDER PROPOSALS ON COMPENSATION
Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

10.      SOCIAL AND ENVIRONMENTAL ISSUES

These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

                                       A-3

In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

                                      A-4

                           FIRST AMERICAN FUNDS, INC.
                           PART C - OTHER INFORMATION

ITEM 23.  EXHIBITS

(a)(1)   Amended and Restated Articles of Incorporation, as amended through
         October 2, 1997 (Incorporated by reference to Exhibit (1) to
         Post-Effective Amendment No. 22, Exhibit (1)(b) to Post-Effective
         Amendment No. 25 and Exhibit (1)(b) to Post-Effective Amendment No. 28,
         Filed on March 3, 1998 (File Nos. 2-74747 and 811-3313)).

(a)(2)   Certificate of Designation designating new series and new share classes
         (Incorporated by reference to Exhibit (a)(2) to Post-Effective
         Amendment No. 36, Filed on June 27, 2001 (File Nos. 2-74747,
         811-3313)).

(a)(3)   Articles of Amendment to Articles of Incorporation, dated November 26,
         2001 (Incorporated by reference to Exhibit (a)(3) to Post-Effective
         Amendment No. 40, Filed on November 30, 2001 (File Nos. 2-74747,
         811-3313)).

(a)(4)   Certificate of Designation designating Class Z Shares of Prime
         Obligations Fund (Incorporated by reference to Exhibit (a)(4) to
         Post-Effective Amendment No. 44, Filed on June 6, 2003 (File Nos.
         2-74747, 811-3313)).

(b)      Bylaws, as amended through __________, 2003.*

(c)      Not applicable.

(d)(1)   Investment Advisory Agreement, dated January 20, 1995, between the
         Registrant and First Bank National Association, as assigned to U.S.
         Bancorp Piper Jaffray Asset Management, Inc. on May 2, 2001
         (Incorporated by reference to Exhibit (5) to Post-Effective Amendment
         No. 22, Filed on January 22, 1996 (File Nos. 2-74747, 811-3313)).

(d)(2)   Amendment to Exhibit A to Investment Advisory Agreement (series and fees).*

(e)(1)   Distribution Agreement and Service Agreement relating to the Class B
         Shares, between the Registrant and Quasar Distributors, LLC
         (Incorporated by reference to Exhibit (e)(1) to Post-Effective
         Amendment No. 39, Filed on September 21, 2001 (File Nos. 2-74747,
         811-3313)).

(e)(2)   Amendment No. 1 to Distribution Agreement and Service Agreement
         relating to the Class B Shares, pursuant to USA PATRIOT Act of 2001, dated July 24, 2002 (Incorporated by reference to Exhibit (e)(2) to
         Post-Effective Amendment No. 43, Filed on November 29, 2002 (File Nos.
         2-74747, 811-3313)).

(e)(3)   Amended and Restated Distribution Agreement relating to the Class D and
         Piper Jaffray shares, and Treasury Reserve Fund, between the Registrant and Quasar Distributors, LLC.*

                                       1

(e)(4)   Distribution and Service Agreement relating to the Class C Shares, between the Registrant and Quasar Distributors, LLC (Incorporated by
         reference to Exhibit (e)(3) to Post-Effective Amendment No. 39, Filed
         on September 21, 2001 (File Nos. 2-74747, 811-3313)).

(e)(5)   Amendment No. 1 to Distribution and Service Agreement relating to the
         Class C Shares, pursuant to USA PATRIOT Act of 2001, dated July 24,
         2002 (Incorporated by reference to Exhibit (e)(6) to Post-Effective
         Amendment No. 43, Filed on November 29, 2002 (File Nos. 2-74747,
         811-3313)).

(e)(6)   Distribution Agreement, Class A shares, between the
         Registrant and Quasar Distributors, LLC.*

(e)(7)   Dealer Agreement (Incorporated by reference to Exhibit (e)(5) to
         Post-Effective Amendment No. 39, Filed on September 21, 2001 (File Nos.
         2-74747, 811-3313)).

(f)(1)   Deferred Compensation Plan for Directors Trust Agreement effective
         January 1, 2000 (Incorporated by reference to Exhibit (f) to
         Post-Effective Amendment No. 39, Filed on September 21, 2001 (File Nos.
         2-74747, 811-3313)).

(f)(2)   Deferred Compensation Plan for Directors Trust Agreement, Amended
         Summary of Terms dated September 2002 (Incorporated by reference to
         Exhibit (f)(2) to Post-Effective Amendment No. 43, Filed on November
         29, 2002 (File Nos. 2-74747, 811-3313)).

(g)(1)   Custodian Agreement dated September 20, 1993, between the Registrant and First Trust National Association (Incorporated by reference to
         Exhibit (8)(a) to Post-Effective Amendment No. 22, Filed on January 22,
         1996 (File Nos. 2-74747, 811-3313)).

(g)(2)   Compensation Agreement pursuant to Custodian Agreement (Incorporated by reference to Exhibit (g)(2) to Post-Effective Amendment No. 36, Filed
         on June 27, 2001 (File Nos. 2-74747, 811-3313)).

(g)(3)   Assignment of Custodian Agreements and Security Lending Agency
         Agreement to U.S. Bank National Association, dated May 1, 1998
         (Incorporated by reference to Exhibit (g)(4) to Post-Effective
         Amendment No. 30, Filed on December 2, 1998 (File Nos. 2-74747,
         811-3313)).

(g)(4)   Supplement to Custodian Agreement dated December 8, 1999 (Incorporated by reference to Exhibit (g)(4) to Post-Effective Amendment No. 33,
         Filed on November 29, 2000 (File Nos. 2-74747, 811-3313)).

(h)(1)   Co-Administration Agreement by and between U.S. Bancorp Asset
         Management, Inc., U.S. Bancorp Fund Services, LLC, and First American
         Funds, as amended July 24, 2002 (Incorporated by reference to Exhibit
         (h)(1) to Post-Effective Amendment No. 43, Filed on November 29, 2002
         (File Nos. 2-74747, 811-3313)).

(h)(2)   Amendment No. 3 to Co-Administration Agreement, pursuant to Section 326 of the USA PATRIOT Act of 2001, dated September 17, 2003.*

(h)(3)   Shareholder Service Plan and Agreement relating to Class A, Class D,
         Class I, Class Y and Piper Jaffray shares, and Treasure Reserve Fund, between the Registrant and U.S. Bancorp Asset Management, Inc.*

                                       2

(i)(1)   Opinion and Consent of Dorsey & Whitney, dated January 26, 1982
         (Incorporated by reference to Exhibit (10)(a) to Post-Effective
         Amendment No. 22, Filed on January 22, 1996 (File Nos. 2-74747,
         811-3313)).

(i)(2)   Opinion and Consent of William N. Koster, Esq., dated November 5, 1981
         (Incorporated by reference to Exhibit (10)(b) to Post-Effective
         Amendment No. 22, Filed on January 22, 1996 (File Nos. 2-74747,
         811-3313)).

(i)(3)   Opinion and Consent of Dorsey & Whitney with respect to new series and new share classes (Incorporated by reference to Exhibit (i)(3) to
         Post-Effective Amendment No. 39, Filed on September 21, 2001 (File Nos.
         2-74747, 811-3313)).

(j)(1)   Opinion and Consent of Melissa R. Fogelberg, dated February 6, 1985
         (Incorporated by reference to Exhibit (11)(b) to Post-Effective
         Amendment No. 22, Filed on January 22, 1996 (File Nos. 2-74747,
         811-3313)).

(j)(2)   Opinion and Consent of Dorsey & Whitney, dated November 25, 1991
         (Incorporated by reference to Exhibit (11)(c) to Post-Effective
         Amendment No. 22, Filed on January 22, 1996 (File Nos. 2-74747,
         811-3313)).

(j)(3)  Consent of Ernst & Young.*

(k)      Not applicable.

(l)      Letter of Investment Intent, dated November 3, 1981 (Incorporated by reference to Exhibit (13) to Post-Effective Amendment No. 22, January
         22, 1996 (File Nos. 2-74747, 811-3313)).

(m)(1)   Amended and Restated Distribution Plan for Piper Jaffray shares.*

(m)(2)   Distribution Plan for Class B Shares (Incorporated by reference to
         Exhibit (15)(b) to Post-Effective Amendment No. 22, Filed on January
         22, 1996 (File Nos. 2-74747, 811-3313)).

(m)(3)   Amended and Restated Distribution Plan for Class D Shares.*

(m)(4)   Distribution Plan for Class C Shares (Incorporated by reference to
         Exhibit (a)(2) to Post-Effective Amendment No. 31, Filed on February 1,
         1999 (File Nos. 2-74747, 811-3313)).

(m)(5)   Service Plan for Class B Shares (Incorporated by reference to Exhibit
         (15)(d) to Post-Effective Amendment No. 22, Filed on January 22, 1996
         (File Nos. 2-74747, 811-3313)).

(m)(6)   Service Plan for Class C Shares (Incorporated by reference to Exhibit
         (a)(2) to Post-Effective Amendment No. 31, Filed on February 1, 1999
         (File Nos. 2-74747, 811-3313)).

(m)(7)   Amended and Restated Distribution Plan for Treasury Reserve Fund.*

(m)(8)   Distribution Plan for Class A shares.*

                                       3

(n)      Amended Multiple Class Plan Pursuant to Rule 18f-3.*

(o)      Reserved.

(p)(1)   First American Funds Code of Ethics (Incorporated by reference to
         Exhibit (p)(1) to Post-Effective Amendment No. 39, Filed on September
         21, 2001 (File Nos. 2-74747, 811-3313)).

(p)(2)   U.S. Bancorp Asset Management Code of Ethics (Incorporated by reference to Exhibit (p)(2) to Post-Effective Amendment No. 40, Filed on November
         30, 2001 (File Nos. 2-74747, 811-3313)).

(p)(3)   Quasar Distributors, LLC Code of Ethics (Incorporated by reference to
         Exhibit (p)(3) to Post-Effective Amendment No. 39, Filed on September
         21, 2001 (File Nos. 2-74747, 811-3313)).

*To be filed by amendment.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Not applicable.

ITEM 25. INDEMNIFICATION

         The Registrant's Articles of Incorporation and Bylaws provide that the
Registrant shall indemnify such persons for such expenses and liabilities, in such manner, under such circumstances, and to the full extent as permitted by
Section 302A.521 of the Minnesota Statutes, as now enacted or hereafter amended;
provided, however, that no such indemnification may be made if it would be in violation of Section 17(h) of the Investment Company Act of 1940, as now enacted or hereafter amended, and any rules, regulations, or releases promulgated thereunder. Section 302A.521 of the Minnesota Statutes, as now enacted, provides that a corporation shall indemnify a person made or threatened to be made a party to a proceeding by reason of the former or present official capacity of the person against judgments, penalties, fines, settlements and reasonable expenses, including attorneys' fees and disbursements, incurred by the person in connection with the proceeding if, with respect to the acts or omissions of the person complained of in the proceeding, the person has not been indemnified by another organization for the same judgments, penalties, fines, settlements, and reasonable expenses incurred by the person in connection with the proceeding with respect to the same acts or omissions; acted in good faith, received no improper personal benefit, and the Minnesota Statutes dealing with directors'
conflicts of interest, if applicable, have been satisfied; in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful; and reasonably believed that the conduct was in the best interests of the corporation or, in certain circumstances, reasonably believed that the conduct was not opposed to the best interests of the corporation. The Registrant undertakes that no indemnification or advance will be made unless it is consistent with Sections 17(h) or 17(i) of the Investment Company Act of 1940,
as now enacted or hereafter amended, and Securities and Exchange Commission rules, regulations, and releases (including, without limitation, Investment
Company Act of 1940 Release No. 11330, September 2, 1980). Insofar as the
indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to directors, officers, and controlling persons of the
Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of

                                       4

the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933, as amended, and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         Information on the business of the Registrant's investment adviser,
U.S. Bancorp Asset Management (the "Manager"), is described in the section of each series' Statement of Additional Information, filed as part of this
Registration Statement, entitled "Investment Advisory and Other Services." The directors and officers of the Manager are listed below, together with their principal occupation or other positions of a substantial nature during the past two fiscal years.

         Thomas S. Schreier, Jr., Chief Executive Officer and chair of Board of
Directors, USBAM, Minneapolis, MN (May 2001 to present); President, First
American Investment Funds, Inc. ("FAIF"), First American Funds, Inc. ("FAF"),
First American Strategy Funds, Inc. ("FASF"), First American Insurance
Portfolios, Inc. ("FAIP"), and eight closed-end funds advised by USBAM, American
Strategic Income Portfolio Inc., American Strategic Income Portfolio Inc. - II,
American Strategic Income Portfolio Inc. - III, American Select Portfolio Inc.,
American Municipal Income Portfolio Inc., Minnesota Municipal Income Portfolio
Inc., First American Minnesota Municipal Income Fund II Inc., and American
Income Fund, collectively referred to as the First American Closed-End Funds
("FACEF"), Minneapolis, MN (February 2001 to present); CEO, First American Asset
Management, Minneapolis, MN (January 2001 to May 2001); CEO and President,
Firstar Investment & Research Management Company ("FIRMCO"), Minneapolis, MN
(March 2001 to May 2001); Senior Managing Director, Equity Research, U.S.
Bancorp Piper Jaffray Inc., Minneapolis, MN (October 1998 to December 2000).

         Mark S. Jordahl, Chief Investment Officer and director on Board of
Directors, USBAM, Minneapolis, MN (July 2001 to present); Vice President, FAIF,
FAF, FASF, FAIP and FACEF, Minneapolis, MN (September 2001 to present);
President and Chief Investment Officer, ING Investment Management - Americas
(September 2000 to June 2001).

         Kenneth L. Delecki, Chief Financial Officer and director on Board of
Directors, USBAM, Minneapolis, MN (May 2001 to present); CFO and Treasurer,
First American Asset Management, Minneapolis, MN (March 2001 to May 2001);
Director, Business Performance, U.S. Bancorp Piper Jaffray Inc., Minneapolis, MN
(September 2000 to March 2001).

         John J. Gibas, Senior Managing Director, Institutional Advisory Group,
and director on Board of Directors, USBAM, Minneapolis, MN (May 2001 to
present); Managing Director, Institutional Advisory Group, FAAM, Minneapolis, MN
(September 1998 to May 2001).

         Kimberly F. Kaul, Communications Director, USBAM, Minneapolis, MN (May
2001 to present); Communications Director, FAAM, Minneapolis, MN (September 1998
to May 2001).

         Robert H. Nelson, Chief Operating Officer and director on Board of
Directors, USBAM, Minneapolis, MN (May 2001 to present); Senior Vice President,
FAAM, Minneapolis, MN (September 1998 to May 2001); Treasurer, FAF, FAIF, FASF,
FAIP, and FACEF, Minneapolis, MN (March 2000 to present).

                                       5

         Tony Rodriguez, Senior Managing Director, Head of Fixed Income, USBAM,
Minneapolis, MN (August 2002 to present); Director and Head of Corporate Bonds,
Credit Suisse Asset Management, New York, NY (1999 to August 2002).

         Jon M. Stevens, Senior Managing Director, Private Asset Management,
USBAM, Minneapolis, MN (January 2002 to present); Senior Managing Director,
Private Asset Management, U.S. Bank, Minneapolis, MN (July 2001 to January
2002); Managing Director, private asset management, Minneapolis, MN (September
1998 to July 2001).

ITEM 27. PRINCIPAL UNDERWRITERS:

a)       State the name of the investment company (other than the Fund) for which each principal underwriter currently distributing the Fund's securities also acts as a principal underwriter, depositor, or investment adviser.

         Registrant's distributor, Quasar Distributors, LLC (the "Distributor")
         acts as principal underwriter and distributor for Firstar Funds, Inc.,
         Cullen Funds Trust, Country Growth Fund, Inc., Country Asset Allocation
         Fund, Inc., Country Tax Exempt Bond Fund, Inc., Country Taxable Fixed
         Income Series Fund, Inc., Country Money Market Fund, Country Long-Term
         Bond Fund, Country Short-Term Government Bond Fund, Kit Cole Investment
         Trust, The Hennessy Mutual Funds, Inc., The Hennessy Funds, Inc.,
         Jefferson Fund Group Trust, Everest Funds, Brandywine Blue Fund, Inc.,
         Light Revolution Fund, Inc., IPS Funds, The Arbitrage Funds, Glen Rauch
         Funds, The Jensen Portfolio, Inc., First American Insurance Portfolios,
         Inc., The Linder Funds, AHA Investment Funds, Wexler Trust,
         MUTUALS.com, Inc., First American Funds, Inc. First American Investment
         Funds, Inc. and First American Strategy Funds, Inc. pursuant to distribution agreements dated 8/1/00, 6/28/00, 9/1/00, 9/1/00, 9/1/00,
         9/1/00, 9/1/00, 9/1/00, 9/1/00, 7/18/00, 9/1/00, 9/1/00, 12/29/00,
         11/3/00, 10/25/00, 12/31/00, 1/5/01, 8/31/00, 12/12/00, 3/12/01,
         5/2/01, 5/15/01, 6/1/01, 6/15/01, 6/21/01, 10/1/01, 10/1/01, and
         10/1/01, respectively.

b)       Provide the information required by the following table for each director, officer, or partner of each principal underwriter named in the response to Item 20. Unless otherwise noted, the business address for each Board Member or Officer is Quasar Distributors, LLC 615 East
         Michigan Street, Milwaukee, WI 53202.

                                 POSITION AND OFFICES     POSITION AND OFFICES
                NAME               WITH UNDERWRITER         WITH REGISTRANT
         -------------------   -----------------------    --------------------
           James Schoenike     President, Board Member             None
             Donna Berth              Treasurer                    None
             Joe Redwine             Board Member                  None
             Robert Kern             Board Member                  None
            Eric Falkeis             Board Member                  None

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

All accounts, books, and other documents required to be maintained by Section
31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall,
Minneapolis, Minnesota, 55402, and U.S. Bancorp Fund Services, LLC, 615 E.
Michigan Street, Milwaukee, Wisconsin 53202.

                                       6

ITEM 29. MANAGEMENT SERVICES

Not applicable.

ITEM 30. UNDERTAKINGS

Not applicable.

                                       7

                                   SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment
Company Act of 1940, as amended, the Registrant has duly caused this
Post-Effective Amendment to its Registration Statement Nos. 2-74747 and 811-3313
to be signed on its behalf by the undersigned, thereunto duly authorized, in the
City of Minneapolis, State of Minnesota, on the 30th day of September, 2003.

                                         FIRST AMERICAN FUNDS, INC.

                                         By: /s/  Thomas S. Schreier, Jr.
                                             ---------------------------------
                                             Thomas S. Schreier, Jr. President

Pursuant to the requirements of the Securities Act of 1933, as amended, this
Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

SIGNATURE                                TITLE                   DATE
---------                                -----                   ----
  /s/ Thomas S. Schreier, Jr.           President                  **
-------------------------------
    Thomas S. Schreier, Jr.

     /s/ Robert H. Nelson          Treasurer (principal            **
-------------------------------    financial/accounting
       Robert H. Nelson                  officer)

               *                         Director                  **
-------------------------------
    Benjamin R. Field, III

               *                         Director                  **
-------------------------------
        Mickey P. Foret

               *                         Director                  **
-------------------------------
      Victoria J. Herget

               *                         Director                  **
-------------------------------
        Roger A. Gibson

               *                         Director                  **
-------------------------------
     Leonard W. Kedrowski

               *                         Director                  **
-------------------------------
      Richard K. Riederer

               *                         Director                  **
-------------------------------
       Joseph D. Strauss

               *                         Director                  **
-------------------------------
     Virginia L. Stringer

               *                         Director                  **
-------------------------------
         James M. Wade

 *By:   /s/ Robert H. Nelson
      ------------------------
          Attorney-in-Fact

**September 30, 2003

                                       8

                           FIRST AMERICAN FUNDS, INC.
                      FIRST AMERICAN INVESTMENT FUNDS, INC.
                       FIRST AMERICAN STRATEGY FUNDS, INC.
                    FIRST AMERICAN INSURANCE PORTFOLIOS, INC.

                                POWER OF ATTORNEY

         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned persons hereby constitute and appoint Thomas S. Schreier, Jr., Robert H. Nelson, Steven G.
Lentz, Richard J. Ertel, and Jeffery M. Wilson, and each of them, his or her true and lawful attorneys-in-fact and agents, each acting along, with full power of substitution and re-substitution, for him or her and in his or her name, place and stead, in any and all capacities, to sign a Registration Statement on
Form N-1A of the above-referenced investment companies, and any and all amendments thereto, including post-effective amendments, and to file the same, with all exhibits thereto and other documents in connection therewith, with the
Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, each acting along, full power and authority to do and perform to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, each acting alone, or the substitutes for such attorneys-in-fact and agents, may lawfully do or cause to be done by virtue hereof.

SIGNATURE                                  TITLE                   DATE

  /s/ Benjamin R. Field, III              Director           September 17, 2003
------------------------------
    Benjamin R. Field, III

     /s/ Mickey P. Foret                  Director           September 17, 2003
------------------------------
       Mickey P. Foret

    /s/ Victoria J. Herget                Director           September 17, 2003
------------------------------
      Victoria J. Herget

     /s/ Roger A. Gibson                  Director           September 17, 2003
------------------------------
       Roger A. Gibson

   /s/ Leonard W. Kedrowski               Director           September 17, 2003
------------------------------
     Leonard W. Kedrowski

   /s/ Richard K. Riederer                Director           September 17, 2003
------------------------------
     Richard K. Riederer

    /s/ Joseph D. Strauss                 Director           September 17, 2003
------------------------------
      Joseph D. Strauss

   /s/ Virginia L. Stringer               Director           September 17, 2003
------------------------------
     Virginia L. Stringer

      /s/ James M. Wade                   Director           September 17, 2003
------------------------------
        James M. Wade

                                        9